    As filed with the Securities and Exchange Commission on April 29, 2005.

                                            1933 Act Registration No. 333-14729
                                            1940 Act Registration No. 811-07755
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A


      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]
      Pre-Effective Amendment No.                                     [_]
      Post-Effective Amendment No. 12                                 [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
      Amendment No. 16                                                [X]

                       (Check appropriate box or boxes)

                          Nuveen Multistate Trust II
              (Exact name of Registrant as Specified in Charter)

 333 West Wacker Drive, Chicago, Illinois       60606
(Address of Principal Executive Office)        (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700

               Jessica R. Droeger--Vice President and Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

                                With a copy to:
                               Thomas S. Harman
                          Morgan, Lewis & Bockius LLP
                        1111 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):


             [_]Immediately upon
                filing pursuant to      [_]on (date) pursuant to
                paragraph (b)              paragraph (a)(1)
                                        [_]75 days after filing
                                           pursuant to paragraph
                                           (a)(2)
             [X]60 days after filing    [_]on (date) pursuant to
                pursuant to paragraph      paragraph (a)(2) of
                (a)(1)                     Rule 485.


If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

--------------------------------------------------------------------------------

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   JUNE   , 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen California Municipal Bond Fund
Nuveen California Insured Municipal Bond Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


[LOGO] Investment Strategy


[LOGO] Risks


[LOGO] Fees, Charges
       and Expenses


[LOGO] Shareholder
       Instructions


[LOGO] Performance and
       Current Portfolio
       Information

Table of Contents



         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen California Municipal Bond Fund                       2
         Nuveen California Insured Municipal Bond Fund               4

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       6
         What Securities We Invest In                                7
         How We Select Investments                                  10
         What the Risks Are                                         10
         How We Manage Risk                                         11


         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                12
         How to Reduce Your Sales Charge                            13
         How to Buy Shares                                          15
         Systematic Investing                                       16
         Systematic Withdrawal                                      17
         Special Services                                           17
         How to Sell Shares                                         18


         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         20
         Distribution and Service Plans                             21
         Net Asset Value                                            23
         Frequent Trading                                           23
         Fund Service Providers                                     24


         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       25


         Appendix  Additional State Information                     27

                                                                  June   , 2005


Section 1  The Funds

                  Nuveen California Municipal Bond Fund
                  Nuveen California Insured Municipal Bond Fund


                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.


 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen California Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in California bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.
How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]
Class A Annual Returns
----------------------
1995     17.5
1996      4.7
1997      8.4
1998      5.6
1999     -3.2
2000      9.5
2001      3.0
2002      6.8
2003      5.3
2004

Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were    % and    %, respectively, for the quarters ended


and       . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                 Class Returns Before
                 Taxes                    1 Year    5 Year   10 Year
                 -----------------------------------------------------
                 Class A (Offer)              %         %         %
                 Class B                      %         %         %
                 Class C                      %         %         %
                 Class R                      %         %         %
                 -----------------------------------------------------
                 Class A (Offer) Returns:
                   After Taxes on
                     Distributions            %         %         %
                   After Taxes on
                     Distributions and
                     Sale of Shares           %         %         %
                 -----------------------------------------------------
                 Lehman Brothers Market
                   Benchmark/2/               %         %         %
                 Lipper Peer Group/3/         %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 Annual Fund Operating Expenses

Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .54% .54% .54% .54%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%   --
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross/12/                        %    %    %    %





             Expense Reimbursements      (--%)  (--%)  (--%)  (--%)
             Total Annual Fund Operating
             Expenses--Net                  %      %      %      %





 1.Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
   year-to-date return on net asset value as of 3/31/05 was     %.

 2.Market Benchmark returns reflect the performance of the Lehman Brothers
   Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3.Lipper Peer Group returns reflect the performance of the Lipper California
   Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper California Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4.As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5.Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares." 6.Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
 7.As a percentage of the lesser of purchase price or redemption proceeds. 8.Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9.Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

12.Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                              Redemption      No Redemption
                  Share Class A   B   C   R   A   B   C   R
                  -------------------------------------------
                   1 Year     $   $   $   $   $   $   $   $
                   3 Years    $   $   $   $   $   $   $   $
                   5 Years    $   $   $   $   $   $   $   $
                   10 Years   $   $   $   $   $   $   $   $


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen California Insured Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily purchases insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in California bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.
How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]
Class A Annual Returns
----------------------
1995   18.8
1996    4.0
1997    7.9
1998    5.4
1999   -3.9
2000   12.9
2001    3.8
2002    8.4
2003    4.4
2004

Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were     % and     %, respectively, for the quarters ended


and     . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                 Class Returns Before
                 Taxes                    1 Year    5 Year   10 Year
                 -----------------------------------------------------
                 Class A (Offer)              %         %         %
                 Class B                      %         %         %
                 Class C                      %         %         %
                 Class R                      %         %         %
                 -----------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions             %         %         %
                  After Taxes on
                    Distributions and
                    Sale of Shares            %         %         %
                 -----------------------------------------------------
                 Lehman Brothers Market
                   Benchmark/2/               %         %         %
                 Lipper Peer Group/3/         %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .54% .54% .54% .54%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%   --
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses/12/                               %    %    %    %






 1.Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
   year-to-date return on net asset value as of 3/31/05 was   %.

 2.Market Benchmark returns reflect the performance of the Lehman Brothers
   Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3.Lipper Peer Group returns represent the average annualized returns of the funds in the Lipper California Insured Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4.As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5.Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares." 6.Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
 7.As a percentage of the lesser of purchase price or redemption proceeds. 8.Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9.Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

12.Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                              Redemption      No Redemption
                  Share Class A   B   C   R   A   B   C   R
                  -------------------------------------------
                   1 Year     $   $   $   $   $   $   $   $
                   3 Years    $   $   $   $   $   $   $   $
                   5 Years    $   $   $   $   $   $   $   $
                   10 Years   $   $   $   $   $   $   $   $


                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                                           Who Manages the Funds


                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.



                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. Founded in 1898, Nuveen Investments, Inc., and its
                       affiliates had approximately $   billion in assets under
                       management, as of March 31, 2005. Nuveen Investments, Inc. is a publicly-traded company and is a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.



                       On March 25, 2005, Nuveen Investments and St. Paul Travelers announced that St. Paul Travelers planned to implement a three-part program to sell its equity interest in Nuveen Investments. As part of St. Paul Travelers' previously announced three-part divestiture program, St. Paul Travelers sold 39.3 million shares of Nuveen Investments' approximately 94 million outstanding common shares through a secondary public offering on April 12, 2005. Nuveen Investments also repurchased $600 million of its shares from St. Paul Travelers at a price of $32.98 per share, or approximately 18.2 million shares. The repurchase of these shares is being completed through two steps--a $200 million repurchase that closed on April 12, 2005, and a $400 million forward purchase (plus interest) that will settle later this year. St. Paul Travelers also entered into an agreement with two other parties to sell approximately 12 million common shares of Nuveen Investments for settlement later this year. Upon the closing of the secondary offering and the initial repurchase by Nuveen Investments as well as the closing of the forward sale transactions later this year; Nuveen Investments will emerge as a fully independent public company. The completion of the transactions for forward settlement could be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each of the Nuveen Funds and NAM and (for certain of the Funds) the investment sub- advisory agreement between NAM and each such Fund's sub-adviser, which would result in the automatic termination of each agreement. It is anticipated that, prior to the completion of those forward sale transactions, the Board of Trustees of each Fund will consider a new ongoing investment management agreement and investment sub-advisory agreement (if applicable). If approved by the Board, the new ongoing agreements would be presented to each Fund's shareholders for approval, and would take effect upon such approval. It is anticipated that this process will be completed for at least most Funds by the end of July 2005.


Section 2  How We Manage Your Money

                       However, there can be no assurance that the transactions described above will be completed as contemplated, that St. Paul Travelers will sell its remaining shares in Nuveen Investments, or that necessary shareholder approvals will be obtained.



                       There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of these transactions.





                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.



                       Scott R. Romans manages the California Municipal Bond Fund and the California Insured Municipal Bond Fund. Mr. Romans has been co-manager for the California Fund since January 2003 and manager since September 2003. Mr. Romans has been the manager of the California Insured Municipal Bond Fund since April 2005. He is a Vice President, formerly, Assistant Vice President and Portfolio Manager of Nuveen Advisory (since 2003), formerly, Senior Analyst (since 2000); prior thereto, he attended the University of Chicago, receiving his Ph.D. in 2000. Currently, he manages 26 Nuveen-sponsored investment companies.





                       Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling
                       (800)257-8787 or by visiting Nuveen's Website at http://www.nuveen.com/MF/resources/eReports.aspx.



                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:



               Nuveen California Municipal Bond Fund           %
               Nuveen California Insured Municipal Bond Fund   %



                                                 [GRAPHIC]

                                       What Securities We Invest
             In

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       California and its local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                                            Section 2  How We Manage Your Money

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.


                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.


                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Insurance

                       The California Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the California Insured Fund will invest at least 80% of its assets in insured municipal bonds. As a non-fundamental policy, the California Insured Fund will maintain at least 80% of its net assets in municipal bonds covered by insurance from insurers with a claims-paying ability rated Aaa or AAA at the time of purchase or at the time the bond is insured while in the portfolio. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

                       Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include, but are not limited to, MBIA

Section 2  How We Manage Your Money

                       Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc., Financial Guaranty Insurance Company, XL Capital Assurance and Radian Asset Insurance. The fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's, Standard & Poor's or Fitch. Insurers are responsible for making their own assessment of the insurability of a municipal bond.


                       The California Insured Fund can invest up to 20% of its net assets in bonds insured by insurers whose claims-paying ability is rated below AAA or in uninsured municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by NAM. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.


                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not be able to achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                       Portfolio Holdings



                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list of portfolio securities of each fund as of the most recently completed calendar quarter. The portfolio securities information on the funds'
                       website is generally made available [   days/in the XX
                       week/month] following the close of the most recently completed calendar



                                            Section 2  How We Manage Your Money
                       quarter and will remain available until the information is updated following the close of the next calendar quarter.



                                                 [GRAPHIC]

                                         How We Select Investments


                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                                            What the Risks Are

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from California, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond

Section 2  How We Manage Your Money
                       issuers in California and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information."

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                                            How We Manage Risk

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within California as well as across different industry sectors. The California Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.


                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                                       What Share Classes We Offer

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                               Authorized Dealer
                                  Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                Public Offering Price Net Amount Invested  Public Offering Price
Less than $50,000                         4.20%                4.38%                 3.70%
$50,000 but less than $100,000            4.00%                4.18%                 3.50%
$100,000 but less than $250,000           3.50%                3.63%                 3.00%
$250,000 but less than $500,000           2.50%                2.56%                 2.00%
$500,000 but less than $1,000,000         2.00%                2.04%                 1.50%
$1,000,000 and over                         --/1/                --                  1.00%/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase 0-1 1-2 2-3 3-4 4-5 5-6 Over 6
              CDSC                 5%  4%  4%  3%  2%  1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information, which is available by calling (800) 257-8787 or by visiting Nuveen's Website at www.nuveen.com.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                                     How to Reduce Your Sales
             Charge



                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.





                       Class A Sales Charge Reductions



                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund on which an up-front sales charge or ongoing distribution fee is imposed or is normally imposed.



                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.



                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.





                                     Section 3  How You Can Buy and Sell Shares

                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age; (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).



                       Class A Sales Charge Waivers



                       A shares of a fund may be purchased at net asset value without a sales charge as follows:



                        . Purchases of $1,000,000 or more. You can buy $1 million or more of Class A shares at net asset value.



                        . Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions. You may purchase Class A shares at net asset value with monies representing the reinvestment of distributions from Nuveen Mutual Funds and Nuveen Defined Portfolios.



                        . Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Certain eligible plans may purchase Class A shares at net asset value. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.



                        . Certain Employees and Affiliates of Nuveen. Officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information), may purchase Class A shares at net asset value.



                        . Authorized Dealer Personnel. Any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member, may purchase Class A shares at net asset value.



                        . Certain Trust Departments. Bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity may purchase Class A shares at net asset value.



                        . Additional Categories of Investors. The following investors may purchase Class A shares at net asset value: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                        . Reinvestment of Redemption Proceeds. You may purchase Class A shares at net asset value when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.



                       Class R Eligibility



                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:



                        . Certain Trustees, Directors, Employees, and affiliates of Nuveen.


Section 3  How You Can Buy and Sell Shares

                        .  Certain authorized dealer personnel.



                        .  Certain bank or broker-affiliated trust departments.



                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                       Information regarding the funds' sales charges may be obtained free of charge by calling toll-free (800) 257-8787 or by visiting the funds' website at www.nuveen.com.



                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's Website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.



                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.



                                                 [GRAPHIC]

                                             How To Buy Shares

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and


                                     Section 3  How You Can Buy and Sell Shares
                       disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       On-line



                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Investor Resources" on www.nuveen.com to account access and choose mutual funds. The system will walk you through the log-in process.



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                                           Systematic Investing

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck, or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Section 3  How You Can Buy and Sell Shares

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                                                               [CHART]

                                              20 Year
                       Systematic Investing Graph


                                                 [GRAPHIC]

                                           Systematic Withdrawal

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                                             Special Services

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your

                                     Section 3  How You Can Buy and Sell Shares
                       exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "How to Sell Shares--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.


                                                 [GRAPHIC]

                                            How to Sell Shares

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.


Section 3  How You Can Buy and Sell Shares

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                       On-line



                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Investor Resources" on www.nuveen.com to account access and choose mutual funds. The system will walk you through the log-in process. You may also redeem or exchange shares via our automated information line. Simply call
                       (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.




                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.


                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                                    Dividends, Distributions and
             Taxes

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in each fund's net asset value. This policy is designed to result in the distribution of substantially all of the funds' net income over time.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest in municipal bonds from California, the regular monthly dividends you, as a taxpayer in that state, receive will be exempt from regular federal and California personal income tax. All or a portion of these dividends, however, may be subject to the federal AMT.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term capital gains are taxable at the same rate as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash.

Section 4  General Information

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the funds may affect the taxation of your benefits.


                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.


                       Please note that if you do not furnish the funds with your correct Social Security number or employer identification number, you fail to provide certain certifications to the funds, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the funds to withhold, federal law requires the funds to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                     To Equal a Tax-Free Yield of:
                                     3.00%          4.00%    5.00%    6.00%
                      Tax Bracket:   A Taxable Investment Would Need to Yield:
                    ----------------------------------------------------------
                      25%            4.00%          5.33%    6.67%    8.00%
                      28%            4.17%          5.56%    6.94%    8.33%
                      33%            4.48%          5.97%    7.46%    8.96%
                      35%            4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                                      Distribution and Service
             Plans

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan in accordance

                                                 Section 4  General Information
                       with Rule 12b-1 under the 1940 Act. (See "What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm, and with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2003, these payments in the aggregate were approximately 1 to 2 basis points of the assets in the Nuveen Funds. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

Section 4  General Information

                                                 [GRAPHIC]

                                             Net Asset Value


                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.



                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors including prices of comparable fixed income securities.





                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.



                                                 [GRAPHIC]

                                          Frequent Trading



                       The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.



                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.



                       The funds' Frequent Trading Policy limits an investor to four "round trip" trades in a 12-month period and to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip trade that exceeds a stated dollar amount (which may vary by fund or over time), or


                                                 Section 4  General Information
                       who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade) that do not abide by the special order placement rules in the Policy will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account.



                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy.



                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the fund's Frequent Trading Policy and its enforcement, see "Purchases and Redemptions - Frequent Trading Policy" in the Statement of Additional Information.



                                                 [GRAPHIC]

                                          Fund Service Providers

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended February 29, 2005, 2004 and February
                       28, 2003 has been audited by           , whose report
                       for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.


Nuveen California Municipal Bond Fund



Class
(Inception                                  Investment Operations         Less Distributions
Date)                                    ---------------------------- --------------------------                    --------

                                                           Net
                                                     Realized/
                                                    Unrealized                                    Ending              Ending
                               Beginning        Net Investment               Net                     Net                 Net
                               Net Asset Investment       Gain        Investment  Capital          Asset     Total    Assets
Year Ended February 28/29,         Value  Income(a)     (Loss)  Total     Income    Gains   Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
 2005
 2004                             $10.30       $.49      $ .22  $ .71      $(.49)   $  --  $(.49) $10.52      7.08% $ 58,671
 2003                              10.25        .50        .06    .56       (.51)      --   (.51)  10.30      5.67    53,441
 2002                              10.42        .53       (.15)   .38       (.53)    (.02)  (.55)  10.25      3.82    53,078
 2001                              10.01        .57        .41    .98       (.57)      --   (.57)  10.42      9.99    52,540

Class B (3/97)
 2005
 2004                              10.29        .41        .22    .63       (.41)      --   (.41)  10.51      6.30    17,139
 2003                              10.24        .43        .06    .49       (.44)      --   (.44)  10.29      4.88    18,431
 2002                              10.41        .45       (.15)   .30       (.45)    (.02)  (.47)  10.24      3.04    15,012
 2001                              10.00        .49        .41    .90       (.49)      --   (.49)  10.41      9.23    14,825

Class C (9/94)
 2005
 2004                              10.29        .43        .21    .64       (.43)      --   (.43)  10.50      6.42    18,341
 2003                              10.25        .45        .05    .50       (.46)      --   (.46)  10.29      5.02    17,320
 2002                              10.42        .47       (.14)   .33       (.48)    (.02)  (.50)  10.25      3.28    14,918
 2001                              10.01        .51        .41    .92       (.51)      --   (.51)  10.42      9.42    14,077

Class R (7/86)
 2005
 2004                              10.31        .51        .21    .72       (.51)      --   (.51)  10.52      7.22   172,001
 2003                              10.26        .52        .07    .59       (.54)      --   (.54)  10.31      5.92   176,687
 2002                              10.43        .55       (.15)   .40       (.55)    (.02)  (.57)  10.26      4.06   180,205
 2001                              10.02        .59        .41   1.00       (.59)      --   (.59)  10.43     10.23   187,532
-----------------------------------------------------------------------------------------------------------------------------


Class
(Inception                      Ratios/Supplemental Data
Date)                          ---------------------------------
                                            Ratio of
                                Ratio of         Net
                                Expenses  Investment
                                      to   Income to
                                 Average     Average  Portfolio
                                     Net         Net   Turnover
Year Ended February 28/29,     Assets(c)   Assets(c)       Rate
----------------------------------------------------------------

Class A (9/94)
 2005
 2004                                .88%       4.74%        28%
 2003                                .89        4.91         25
 2002                                .88        5.15          6
 2001                                .88        5.52         39

Class B (3/97)
 2005
 2004                               1.63        3.99         28
 2003                               1.64        4.16         25
 2002                               1.63        4.41          6
 2001                               1.63        4.77         39

Class C (9/94)
 2005
 2004                               1.43        4.19         28
 2003                               1.44        4.37         25
 2002                               1.43        4.60          6
 2001                               1.43        4.97         39

Class R (7/86)
 2005
 2004                                .68        4.94         28
 2003                                .69        5.12         25
 2002                                .68        5.35          6
 2001                                .68        5.72         39
----------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .87%, 1.62%, 1.42% and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.75%, 4.00%, 4.20% and 4.95% for classes A, B, C and R, respectively.

                                                Section 5  Financial Highlights

Nuveen California Insured Municipal Bond Fund



Class
(Inception                                  Investment Operations        Less Distributions
Date)                                    --------------------------- --------------------------                    --------

                                                           Net
                                                     Realized/
                                                    Unrealized                                   Ending              Ending
                               Beginning        Net Investment              Net                     Net                 Net
                               Net Asset Investment       Gain       Investment  Capital          Asset     Total    Assets
Year Ended February 28/29,         Value  Income(a)     (Loss) Total     Income    Gains   Total  Value Return(b)     (000)
----------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
 2005
 2004                             $11.06       $.48       $.15 $ .63      $(.48)   $(.02) $(.50) $11.19      5.84% $ 83,966
 2003                              10.92        .49        .23   .72       (.50)    (.08)  (.58)  11.06      6.73    77,312
 2002                              10.85        .51        .12   .63       (.52)    (.04)  (.56)  10.92      5.90    70,068
 2001                              10.19        .52        .67  1.19       (.53)      --   (.53)  10.85     11.98    63,775

Class B (3/97)
 2005
 2004                              11.07        .40        .15   .55       (.40)    (.02)  (.42)  11.20      5.04    21,346
 2003                              10.94        .41        .21   .62       (.41)    (.08)  (.49)  11.07      5.82    21,602
 2002                              10.86        .43        .12   .55       (.43)    (.04)  (.47)  10.94      5.18    18,985
 2001                              10.20        .45        .66  1.11       (.45)      --   (.45)  10.86     11.14    13,487

Class C (9/94)
 2005
 2004                              10.99        .42        .14   .56       (.41)    (.02)  (.43)  11.12      5.25    13,751
 2003                              10.86        .43        .21   .64       (.43)    (.08)  (.51)  10.99      6.04    13,082
 2002                              10.78        .44        .13   .57       (.45)    (.04)  (.49)  10.86      5.42    11,794
 2001                              10.13        .46        .66  1.12       (.47)      --   (.47)  10.78     11.32     7,489

Class R (7/86)
 2005
 2004                              11.05        .50        .16   .66       (.50)    (.02)  (.52)  11.19      6.11   154,110
 2003                              10.91        .51        .22   .73       (.51)    (.08)  (.59)  11.05      6.91   160,678
 2002                              10.84        .53        .11   .64       (.53)    (.04)  (.57)  10.91      6.08   162,649
 2001                              10.18        .54        .67  1.21       (.55)      --   (.55)  10.84     12.18   162,081
----------------------------------------------------------------------------------------------------------------------------


Class
(Inception                      Ratios/Supplemental Data
Date)                          ---------------------------------
                                            Ratio of
                                Ratio of         Net
                                Expenses  Investment
                                      to   Income to
                                 Average     Average  Portfolio
                                     Net         Net   Turnover
Year Ended February 28/29,     Assets(c)    Asset(c)       Rate
----------------------------------------------------------------

Class A (9/94)
 2005
 2004                                .86%       4.38%        14%
 2003                                .86        4.47         25
 2002                                .87        4.64         40
 2001                                .88        4.97         16

Class B (3/97)
 2005
 2004                               1.61        3.63         14
 2003                               1.61        3.72         25
 2002                               1.62        3.89         40
 2001                               1.63        4.22         16

Class C (9/94)
 2005
 2004                               1.41        3.83         14
 2003                               1.41        3.93         25
 2002                               1.42        4.10         40
 2001                               1.43        4.42         16

Class R (7/86)
 2005
 2004                                .66        4.58         14
 2003                                .66        4.67         25
 2002                                .67        4.84         40
 2001                                .68        5.18         16
----------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.

Section 5  Financial Highlights

Appendix  Additional State Information [TO BE UPDATED BY AMENDMENT]


                       Because the funds primarily purchase municipal bonds from California, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                       California

                       California's economy has been strengthening along with the national economy, though job growth in the State recently has not accelerated as quickly as the nation's pace. In May 2004, California added 23,600 jobs--non-farm payroll employment was up 110,200 since May 2003, a 0.8% increase. The unemployment rate in the State remained unchanged in May 2004 from the prior month at 6.2%, down from 6.8% in May 2003. The nation's unemployment rate in May 2004 was 5.6%.

                       Other economic indicators, such as personal income growth, are stronger statewide than at the national level. California personal income growth was 4.5% in the first quarter of 2004 compared to the first quarter of 2003. Personal income growth has consistently outpaced that of the nation since the second quarter of 2002. The State's budget situation benefits from this growth, since personal income taxes represent approximately 48% of general fund revenues.

                       The new governor, Arnold Schwarzenegger, has successfully campaigned to have the State's legislature and voters approve a $15 billion Economic Recovery Bond package to restructure the State's burdensome short-term note and warrant obligations into longer-term debt. This has significantly reduced much of the short-term cash flow stress that existed and has allowed the Governor to focus on his plan to eliminate the State's structural budget deficit over the next couple years.

                       Schwarzenegger's proposed fiscal year 2005 budget, which begins July 1, 2004, is intended to reduce the projected $14 billion structural deficit in that year. According to the State's non-partisan Legislative Analyst's Office, there is still projected to be a $6 billion structural gap in fiscal year 2006. The Governor plans to take further action to address this gap next year.

                       Due to an improving economy and a steadily improving budget situation, Moody's upgraded California's credit rating on May 21, 2004 to A3 from Baa1 and maintains a positive outlook. S&P and Fitch continue to maintain the State's rating at BBB, the former with a positive outlook and the latter with a negative one.

                       These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the funds may invest. Furthermore, it cannot be assumed that California will maintain its current credit ratings.

                       The taxing authority of California's governmental entities is limited due to the adoption of Proposition 13 and other amendments to the California

                                                                       Appendix

                       Constitution. Proposition 13, adopted by voters in 1978, limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Because the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition, the amount of tax on similarly situated properties varies widely. The state and local governments are also subject to annual "appropriations limits" imposed by Article XIIIB of the California Constitution, which limits the state and local governments from spending the proceeds of tax revenues, regulatory licenses, user charges or other fees beyond imposed appropriations limits that are adjusted annually to reflect changes in cost of living and population. Revenues in excess of the limitations are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions; the State must refund 50% of any excess, with the other 50% paid to schools and community colleges. A 1986 initiative statute called Proposition 62 requires either a majority or two-thirds voter approval for any increase in general or special taxes. Court decisions had struck down most of Proposition 62, but the California Supreme Court upheld its constitutionality in September 1995. Many aspects of the decision, such as whether it applies retroactively, remain unclear, but its future effect will be to further limit the fiscal flexibility of many local governments.

                       The complex and ambiguous nature of the foregoing limitations makes it impossible to determine fully their impact on California municipal bonds or the ability of the state and local governments to pay debt service on California municipal bonds.

                       On November 5, 1996, California voters approved Proposition 218, which added Articles XIIIC and XIIID to the California Constitution, imposing certain vote requirements and other limitations on the imposition of new or increased and in some cases existing taxes, assessments, and property-related fees and charges. Proposition 218 also extends the initiative power to include the reduction or repeal of any local taxes, assessments, fees and charges. This extension of the initiative power is not limited to taxes imposed on or after the effective date of Proposition 218 and could result in the retroactive repeal or reduction in any existing taxes, assessments, fees or charges. If such a repeal or reduction occurs in a particular California entity, the financial condition of that entity may be adversely impacted and rating downgrades and/or defaults may result. Additionally, the voter approval requirement reduces the financial flexibility of local governments to deal with fiscal problems by limiting the ability to increase taxes, assessments, fees or charges. In some cases, this loss of flexibility may be and, in fact, has been cited as the reason for rating downgrades. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. In addition, at this time it is not clear exactly how a court will interpret Proposition 218.

                       Tax Treatment

                       The funds' regular monthly dividends will not be subject to California personal income taxes to the extent they are paid out of income earned on California municipal obligations or U.S. government securities. You will be subject to California personal income taxes, however, to the extent the funds distribute any taxable income or realized capital gains or if you sell or exchange shares of the funds and realize capital gain on the transaction.

                       The treatment of corporate shareholders of the funds differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information.

Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

International
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond
National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
State Funds

                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/


Several additional sources of information are available to you; including the codes of ethics adopted by the funds, Nuveen Investments, and Nuveen Advisory. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on fund policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The fund's most recent Statement of Additional Information, Annual and Semi-Annual reports are available, free of charge, by calling Nuveen Investments at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.

The funds are series of The Nuveen Multistate Trust II, whose Investment Company Act file number is 811-07755.

1. Long-term and insured long-term portfolios.

[LOGO] Nuveen Investments

       Nuveen Investments
       333 West Wacker Drive
       Chicago, IL 60606-1286

       (800) 257-8787
       www.nuveen.com


                                                                MPR-CA-0605D NA

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   JUNE   , 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Connecticut Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
Nuveen New York Insured Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


[LOGO] Investment Strategy


[LOGO] Risks


[LOGO] Fees, Charges
       and Expenses


[LOGO] Shareholder
       Instructions


[LOGO] Performance and
       Current Portfolio
       Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Connecticut Municipal Bond Fund                      2
         Nuveen New Jersey Municipal Bond Fund                       4
         Nuveen New York Municipal Bond Fund                         6
         Nuveen New York Insured Municipal Bond Fund                 8

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      10
         What Securities We Invest In                               11
         How We Select Investments                                  14
         What the Risks Are                                         14
         How We Manage Risk                                         15

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                16
         How to Reduce Your Sales Charge                            17
         How to Buy Shares                                          19
         Systematic Investing                                       20
         Systematic Withdrawal                                      21
         Special Services                                           21
         How to Sell Shares                                         22

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         24
         Distribution and Service Plans                             25
         Net Asset Value                                            26
         Frequent Trading                                           27
         Fund Service Providers                                     28

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       29

         Appendix  Additional State Information                     33

                                                                  June   , 2005


Section 1  The Funds

                       Nuveen Connecticut Municipal Bond Fund
                       Nuveen New Jersey Municipal Bond Fund
                       Nuveen New York Municipal Bond Fund
                       Nuveen New York Insured Municipal Bond Fund

                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Connecticut Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Connecticut bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns
----------------------
1995    16.6
1996     4.2
1997     8.8
1998     5.8
1999    -3.8
2000    10.5
2001     5.6
2002     8.7
2003     5.2
2004


Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were   % and   %, respectively, for the quarters ended        and
      . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                 Class A (Offer)              %         %         %
                 Class B                      %         %         %
                 Class C                      %         %         %
                 Class R                      %         %         %
                -------------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions             %         %         %
                  After Taxes on
                    Distributions and
                    Sale of Shares            %         %         %
                -------------------------------------------------------
                 Lehman Brothers
                   Market Benchmark/2/        %         %         %
                 Lipper Peer Group/3/         %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None



 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .54% .54% .54% .54%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%  --%
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross+                           %    %    %    %



             +After Expense Reimbursements
             Expense Reimbursements        (  %) (  %) (  %) (  %)
             Total Annual Fund Operating
             Expenses--Net                    %     %     %     %





 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 3/31/05 was   %.


 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.


 3. Lipper Peer Group returns represent the average annualized returns of the funds in the Lipper Connecticut Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $



                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen New Jersey Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in New Jersey bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns

1995    14.9
1996     3.6
1997     8.9
1998     5.4
1999    -3.7
2000    12.0
2001     4.7
2002     8.1
2003     4.7
2004


Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were   % and   %, respectively, for the quarters ended        and
      . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)               %         %         %
                Class B                       %         %         %
                Class C                       %         %         %
                Class R                       %         %         %
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions              %         %         %
                 After Taxes on
                   Distributions and Sale
                   of Shares                  %         %         %
                -------------------------------------------------------
                Lehman Brothers
                  Market Benchmark/2/         %         %         %
                Lipper Peer Group/3/          %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None




 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .55% .55% .55% .55%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%  --%
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross+                           %    %    %    %



             +After Expense Reimbursements
             Expense Reimbursements        (  %) (  %) (  %) (  %)
             Total Annual Fund Operating
             Expenses--Net                    %     %     %     %







 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 3/31/05 was   %.


 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.


 3. Lipper Peer Group returns reflect the performance of the Lipper New Jersey Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper New Jersey Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen New York Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in New York bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns
----------------------
1995    17.6%
1996     4.0%
1997     9.3%
1998     6.4%
1999    -3.0%
2000    11.3%
2001     3.8%
2002     9.1%
2003     5.9%
2004


Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were   % and   %, respectively, for the quarters ended        and
      . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
               Class Returns Before Taxes  1 Year   5 Year   10 Year
               -------------------------------------------------------
               Class A (Offer)                %        %         %
               Class B                        %        %         %
               Class C                        %        %         %
               Class R                        %        %         %
               -------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions               %        %         %
                After Taxes on
                  Distributions and Sale
                  of Shares                   %        %         %
               -------------------------------------------------------
               Lehman Brothers
                 Market Benchmark/2/          %        %         %
               Lipper Peer Group/3/           %        %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .54% .54% .54% .54%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%  --%
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses/12/                               %    %    %    %







 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 3/31/05 was   %.

 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3. Lipper Peer Group returns reflect the performance of the Lipper New York Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper New York Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen New York Insured Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]

                                    Attention Symbol
What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in New York bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]

                                    Attention Symbol
Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.
How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                    [CHART]

Class A Annual Returns
----------------------
1995    17.2
1996     3.2
1997     7.3
1998     5.4
1999    -2.8
2000    11.0
2001     3.8
2002    10.1
2003     5.5
2004


Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were   % and   %, respectively, for the quarters ended        and
      . The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2004
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)               %         %         %
                Class B                       %         %         %
                Class C                       %         %         %
                Class R                       %         %         %
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions              %         %         %
                 After Taxes on
                   Distributions and Sale
                   of Shares                  %         %         %
                -------------------------------------------------------
                Lehman Brothers
                  Market Benchmark/2/         %         %         %
                Lipper Peer Group/3/          %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]

                                      Dollar Sign
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None



 Annual Fund Operating Expenses


Paid From Fund Assets


             Share Class                      A     B     C     R
             ------------------------------------------------------
             Management Fees                 .54%  .54%  .54%  .54%
             12b-1 Distribution and Service
             Fees/11/                        .20%  .95%  .75%   --%
             Other Expenses                     %     %     %     %
             Total Annual Fund Operating
             Expenses--Gross/12/                %     %     %     %
             Expense Reimbursements         (  %) (  %) (  %) (  %)
             Total Annual Fund Operating
             Expenses--Net                      %     %     %     %



 1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
    year-to-date return on net asset value as of 3/31/05 was   %.


 2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.


 3. Lipper Peer Group returns represent the average annualized returns of the funds in the Lipper New York Insured Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.



 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

12. Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.




                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $



                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                                           Who Manages the Funds




                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.



                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. Founded in 1898, Nuveen Investments, Inc., and its
                       affiliates had approximately $       billion in assets
                       under management, as of March 31, 2005. Nuveen Investments, Inc. is a publicly-traded company and is a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.



                       On March 25, 2005, Nuveen Investments and St. Paul Travelers announced that St. Paul Travelers planned to implement a three-part program to sell its equity interest in Nuveen Investments. As part of St. Paul Travelers' previously announced three-part divestiture program, St. Paul Travelers sold 39.3 million shares of Nuveen Investments' approximately 94 million outstanding common shares through a secondary public offering on April 12, 2005. Nuveen Investments also repurchased $600 million of its shares from St. Paul Travelers at a price of $32.98 per share, or approximately 18.2 million shares. The repurchase of these shares is being completed through two steps--a $200 million repurchase that closed on April 12, 2005, and a $400 million forward purchase (plus interest) that will settle later this year. St. Paul Travelers also entered into an agreement with two other parties to sell approximately 12 million common shares of Nuveen Investments for settlement later this year. Upon the closing of the secondary offering and the initial repurchase by Nuveen Investments as well as the closing of the forward sale transactions later this year; Nuveen Investments will emerge as a fully independent public company. The completion of the transactions for forward settlement could be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each of the Nuveen Funds and NAM and (for certain of the Funds) the investment sub- advisory agreement between NAM and each such Fund's sub-adviser, which would result in the automatic termination of each agreement. It is anticipated that, prior to the completion of those forward sale transactions, the Board of Trustees of each Fund will consider a new ongoing investment management agreement and investment sub-advisory agreement (if applicable). If approved by the Board, the new ongoing agreements would be presented to each Fund's shareholders for approval, and would take effect upon such approval. It is anticipated that this process will be completed for at least most Funds by the end of July 2005.


Section 2  How We Manage Your Money

                       However, there can be no assurance that the transactions described above will be completed as contemplated, that St. Paul Travelers will sell its remaining shares in Nuveen Investments, or that necessary shareholder approvals will be obtained.



                       There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of these transactions.



                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.



                       Paul L. Brennan has been the portfolio manager for the Connecticut Municipal Bond, New York Municipal Bond and New York Insured Municipal Bond Funds since 1999 and the New Jersey Municipal Bond Fund since 2003. Mr. Brennan became a portfolio manager of Flagship Financial Inc. in 1994, and subsequently became an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in 1997. He became a Vice President of Nuveen Advisory in 2002. Mr. Brennan is a Chartered Financial Analyst and currently manages investments for forty Nuveen-sponsored investment companies.



                       Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's Website at http://www.nuveen.com/MF/resources/eReports.aspx.



                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:



                Nuveen Connecticut Municipal Bond Fund        %
                Nuveen New Jersey Municipal Bond Fund         %
                Nuveen New York Municipal Bond Fund           %
                Nuveen New York Insured Municipal Bond Fund   %


                                                 [GRAPHIC]

                                       What Securities We Invest
             In

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and (for the New York funds) local income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                                            Section 2  How We Manage Your Money

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.


                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.


                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Insurance


                       The New York Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the New York Insured Fund will invest at least 80% of its assets in insured municipal bonds. As a non-fundamental policy, the New York Insured Fund will maintain at least 80% of its net assets in municipal bonds covered by insurance from insurers with a claims-paying ability rated Aaa or AAA at the time of purchase or at the time the bond is insured while in the portfolio. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.


Section 2  How We Manage Your Money

                       Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include, but are not limited to, MBIA Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc., Financial Guaranty Insurance Company, XL Capital Assurance and Radian Asset Insurance. The fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's, Standard & Poor's or Fitch. Insurers are responsible for making their own assessment of the insurability of a municipal bond.


                       The New York Insured Fund can invest up to 20% of its net assets in bonds insured by insurers whose claims-paying ability is rated below AAA or in uninsured municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by NAM. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.


                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as, short-term, high quality municipal bonds or money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed- delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                       Portfolio Holdings



                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following


                                            Section 2  How We Manage Your Money
                       these links, you can obtain a top ten list of portfolio securities of each fund as of the most recently completed calendar quarter. The portfolio securities information on the funds' website is generally made
                       available [   days/in the XX week/month] following the
                       close of the most recently completed calendar quarter and will remain available until the information is updated following the close of the next calendar quarter.



                                                 [GRAPHIC]

                                         How We Select Investments


                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                                            What the Risks Are

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

Section 2  How We Manage Your Money

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Connecticut and New Jersey Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the New York Funds, which are diversified funds.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


              LOGO

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state as well as across different industry sectors. The New York Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. For example, each fund may not have more than 25% in any one industry such as electric utilities or health care.

                       As diversified funds, the New York and New York Insured Funds also may not have more than:

                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of their assets).

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.


                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                                       What Share Classes We Offer

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                            4.20%               4.38%                3.70%
 $50,000 but less than $100,000               4.00                4.18                 3.50
 $100,000 but less than $250,000              3.50                3.63                 3.00
 $250,000 but less than $500,000              2.50                2.56                 2.00
 $500,000 but less than $1,000,000            2.00                2.04                 1.50
 $1,000,000 and over                         --/1/                  --                 1.00/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC, based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

           Years Since Purchase 0-1  1-2  2-3  3-4  4-5  5-6  Over 6
            CDSC                  5%   4%   4%   3%   2%   1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                              [GRAPHIC]

                                  How to Reduce Your Sales Charge

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.




                       Class A Sales Charge Reductions



                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund on which an up-front sales charge or ongoing distribution fee is imposed or is normally imposed.



                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.



                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.



                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases


                                     Section 3  How You Can Buy and Sell Shares
                       by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age; (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).



                       Class A Sales Charge Waivers



                       A shares of a fund may be purchased at net asset value without a sales charge as follows:



                        . Purchases of $1,000,000 or more. You can buy $1 million or more of Class A shares at net asset value.



                        . Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions. You may purchase Class A shares at net asset value with monies representing the reinvestment of distributions from Nuveen Mutual Funds and Nuveen Defined Portfolios.



                        . Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Certain eligible plans may purchase Class A shares at net asset value. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.



                        . Certain Employees and Affiliates of Nuveen. Officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information), may purchase Class A shares at net asset value.



                        . Authorized Dealer Personnel. Any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member, may purchase Class A shares at net asset value.



                        . Certain Trust Departments. Bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity may purchase Class A shares at net asset value.



                        . Additional Categories of Investors. The following investors may purchase Class A shares at net asset value: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                        . Reinvestment of Redemption Proceeds. You may purchase Class A shares at net asset value when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.



                       Class R Eligibility



                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:



                        . Certain Trustees, Directors, Employees, and affiliates of Nuveen.



                        .  Certain authorized dealer personnel.



                        .  Certain bank or broker-affiliated trust departments.


Section 3  How You Can Buy and Sell Shares

                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                       Information regarding the funds' sales charges may be obtained free of charge by calling toll-free (800) 257-8787 or by visiting the funds' website at www.nuveen.com.



                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's Website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.



                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.



                                                 [GRAPHIC]

                                             How To Buy Shares

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange ("NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional


                                     Section 3  How You Can Buy and Sell Shares

                       Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       On-line



                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Investor Resources" on www.nuveen.com to account access and choose mutual funds. The system will walk you through the log-in process.



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                                           Systematic Investing

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer

Section 3  How You Can Buy and Sell Shares
                       shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.



      [CHART]

                      Year
  Invested Principal
  Compounded 4%
  Conpounded 5%
  Compounded 6%

                                                 [GRAPHIC]

                                           Systematic Withdrawal

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                                             Special Services

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

                                     Section 3  How You Can Buy and Sell Shares

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "How to Sell Shares--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                                 [GRAPHIC]

                                            How to Sell Shares

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Section 3  How You Can Buy and Sell Shares

                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.
                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                                    [GRAPHIC]

                                Attention Symbol

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that isa member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.




                       On-line



                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Investor Resources" on www.nuveen.com to account access and choose mutual funds. The system will walk you through the log-in process. You may also redeem or exchange shares via our automated information line. Simply call
                       (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                                    Dividends, Distributions and Taxes

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in the fund's net asset value. This policy is designed to result in the distribution of substantially all of the fund's net income over time.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will be exempt from regular federal, state and (for the New York Funds) local income tax. All or a portion of these dividends, however, may be subject to the federal AMT.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term capital gains are taxable at the same rate as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash.

Section 4  General Information

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the funds may affect the taxation of your benefits.


                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.


                       Please note that if you do not furnish the funds with your correct Social Security number or employer identification number, you fail to provide certain certifications to the funds, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the funds to withhold, federal law requires the funds to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax- free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                   To Equal a Tax-Free Yield of:
                                   3.00%          4.00%    5.00%    6.00%
                      Tax Bracket: A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------
                        25%        4.00%          5.33%    6.67%    8.00%
                        28%        4.17%          5.56%    6.94%    8.33%
                        33%        4.48%          5.97%    7.46%    8.96%
                        35%        4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                                      Distribution and Service Plans

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan in accordance

                                                 Section 4  General Information
                       with Rule 12b-1 under the 1940 Act. (See "What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, the expenses of preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm, and with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2003, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.


                                                 [GRAPHIC]

                                             Net Asset Value




                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class'


Section 4  General Information
                       total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.



                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors including prices of comparable fixed income securities.



                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.





                                                 [GRAPHIC]

                       FREQUENT TRADING


                       The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.



                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.



                       The funds' Frequent Trading Policy limits an investor to four "round trip" trades in a 12-month period and to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip trade that exceeds a stated dollar amount (which may vary by fund or over time), or who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade) that do not abide by the special order placement rules in the Policy will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account.


                                                 Section 4  General Information

                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy.



                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the fund's Frequent Trading Policy and its enforcement, see "Purchases and Redemptions--Frequent Trading Policy" in the Statement of Additional Information.



                                                 [GRAPHIC]

                                          Fund Service Providers

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended February 29, 2005, 2004 and February
                       28, 2003 has been audited by             , whose report
                       for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.


Nuveen Connecticut Municipal Bond Fund



Class
(Inception                   Investment Operations         Less Distributions
Date)                     ---------------------------- --------------------------                    --------


                                             Net
                                       Realized/                                   Ending              Ending
                Beginning        Net  Unrealized              Net                     Net                 Net
Year Ended      Net Asset Investment  Investment       Investment  Capital          Asset     Total    Assets
February 28/29,     Value  Income(a) Gain (Loss) Total     Income    Gains   Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------

Class A (7/87)
  2005
  2004             $10.88       $.50        $.15 $ .65      $(.50)   $(.04) $(.54) $10.99      6.21% $227,787
  2003              10.67        .52         .26   .78       (.53)    (.04)  (.57)  10.88      7.51   234,133
  2002              10.51        .53         .16   .69       (.53)      --   (.53)  10.67      6.66   217,024
  2001               9.96        .53         .55  1.08       (.53)      --   (.53)  10.51     11.14   204,442

Class B (2/97)
  2005
  2004              10.87        .42         .15   .57       (.42)    (.04)  (.46)  10.98      5.40    31,678
  2003              10.65        .43         .27   .70       (.44)    (.04)  (.48)  10.87      6.78    31,987
  2002              10.49        .45         .15   .60       (.44)      --   (.44)  10.65      5.84    23,310
  2001               9.94        .45         .55  1.00       (.45)      --   (.45)  10.49     10.31    19,794

Class C (10/93)
  2005
  2004              10.87        .44         .15   .59       (.44)    (.04)  (.48)  10.98      5.62    41,194
  2003              10.66        .46         .26   .72       (.47)    (.04)  (.51)  10.87      6.92    38,312
  2002              10.50        .47         .16   .63       (.47)      --   (.47)  10.66      6.07    26,890
  2001               9.95        .47         .55  1.02       (.47)      --   (.47)  10.50     10.50    18,460

Class R (2/97)
  2005
  2004              10.92        .52         .15   .67       (.52)    (.04)  (.56)  11.03      6.36     4,005
  2003              10.70        .54         .27   .81       (.55)    (.04)  (.59)  10.92      7.76     3,878
  2002              10.54        .56         .14   .70       (.54)      --   (.54)  10.70      6.82     3,568
  2001               9.99        .55         .55  1.10       (.55)      --   (.55)  10.54     11.30     1,992
--------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------



      .85%       4.60%         8%
      .85        4.82         19
      .85        5.01         20
      .87        5.20          7



     1.60        3.85          8
     1.60        4.06         19
     1.60        4.26         20
     1.62        4.45          7



     1.40        4.05          8
     1.40        4.26         19
     1.40        4.47         20
     1.42        4.65          7



      .65        4.79          8
      .65        5.01         19
      .65        5.23         20
      .67        5.40          7
---------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .84%, 1.59%, 1.39% and .64% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.60%, 3.85%, 4.05% and 4.80% for classes A, B, C and R, respectively.

                                                Section 5  Financial Highlights

Nuveen New Jersey Municipal Bond Fund



Class
(Inception                                            Investment Operations         Less Distributions
Date)                                              ---------------------------- -------------------------


                                                                      Net
                                                                Realized/                                  Ending
                                         Beginning        Net  Unrealized              Net                    Net
                                         Net Asset Investment  Investment       Investment  Capital         Asset     Total
Year Ended February 28/29,                   Value  Income(a) Gain (Loss) Total     Income    Gains  Total  Value Return(b)
-----------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
 2005
 2004                                       $10.79       $.46        $.18 $ .64      $(.46)     $-- $(.46) $10.97      6.07%
 2003                                        10.60        .46         .20   .66       (.47)      --  (.47)  10.79      6.36
 2002                                        10.45        .47         .15   .62       (.47)      --  (.47)  10.60      6.04
 2001                                         9.73        .48         .72  1.20       (.48)      --  (.48)  10.45     12.59

Class B (2/97)
 2005
 2004                                        10.78        .38         .17   .55       (.37)      --  (.37)  10.96      5.26
 2003                                        10.59        .38         .20   .58       (.39)      --  (.39)  10.78      5.58
 2002                                        10.44        .39         .15   .54       (.39)      --  (.39)  10.59      5.26
 2001                                         9.72        .40         .72  1.12       (.40)      --  (.40)  10.44     11.74

Class C (9/94)
 2005
 2004                                        10.76        .40         .18   .58       (.40)      --  (.40)  10.94      5.50
 2003                                        10.56        .40         .21   .61       (.41)      --  (.41)  10.76      5.88
 2002                                        10.41        .41         .15   .56       (.41)      --  (.41)  10.56      5.46
 2001                                         9.70        .42         .71  1.13       (.42)      --  (.42)  10.41     11.92

Class R (2/92)
 2005
 2004                                        10.80        .48         .17   .65       (.47)      --  (.47)  10.98      6.24
 2003                                        10.60        .48         .21   .69       (.49)      --  (.49)  10.80      6.63
 2002                                        10.45        .49         .15   .64       (.49)      --  (.49)  10.60      6.22
 2001                                         9.73        .50         .72  1.22       (.50)      --  (.50)  10.45     12.79
-----------------------------------------------------------------------------------------------------------------------------


Class
(Inception                                       Ratios/Supplemental Data
Date)                                    ----------------------------------------
                                                              Ratio of
                                                  Ratio of         Net
                                                  Expenses  Investment
                                          Ending        to   Income to
                                             Net   Average     Average  Portfolio
                                          Assets       Net         Net   Turnover
Year Ended February 28/29,                 (000) Assets(c)   Assets(c)       Rate
----------------------------------------------------------------------------------

Class A (9/94)
 2005
 2004                                    $77,021       .90%       4.26%        17%
 2003                                     74,067       .91        4.29          6
 2002                                     60,835       .90        4.45          7
 2001                                     52,277      1.00        4.73         12

Class B (2/97)
 2005
 2004                                     27,140      1.65        3.51         17
 2003                                     26,926      1.66        3.54          6
 2002                                     23,451      1.65        3.70          7
 2001                                     15,979      1.75        3.98         12

Class C (9/94)
 2005
 2004                                     28,226      1.45        3.72         17
 2003                                     21,192      1.46        3.74          6
 2002                                     14,376      1.45        3.89          7
 2001                                     12,757      1.55        4.17         12

Class R (2/92)
 2005
 2004                                     45,807       .70        4.46         17
 2003                                     45,043       .71        4.49          6
 2002                                     43,465       .70        4.64          7
 2001                                     41,916       .80        4.93         12
----------------------------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .89%,1.64% 1.44% and .69% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.27%, 3.52%, 3.73% and 4.47% for classes A, B, C and R, respectively.

Section 5  Financial Highlights

Nuveen New York Municipal Bond Fund



Class
(Inception                   Investment Operations         Less Distributions
Date)                     ---------------------------- --------------------------                    --------


                                             Net
                                       Realized/                                   Ending              Ending
                Beginning        Net  Unrealized              Net                     Net                 Net
Year Ended      Net Asset Investment  Investment       Investment  Capital          Asset     Total    Assets
February 28/29,     Value  Income(a) Gain (Loss) Total     Income    Gains   Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------

Class A (9/94)
  2005
  2004             $10.88       $.52        $.22 $ .74      $(.52)   $  --  $(.52) $11.10      6.94% $122,569
  2003              10.72        .52         .22   .74       (.54)    (.04)  (.58)  10.88      7.11   113,197
  2002              10.66        .58         .04   .62       (.56)      --   (.56)  10.72      5.94   105,700
  2001              10.17        .57         .52  1.09       (.60)      --   (.60)  10.66     10.97   102,144

Class B (2/97)
  2005
  2004              10.90        .44         .21   .65       (.44)      --   (.44)  11.11      6.07    41,579
  2003              10.73        .44         .23   .67       (.46)    (.04)  (.50)  10.90      6.43    40,951
  2002              10.68        .50         .03   .53       (.48)      --   (.48)  10.73      5.07    34,262
  2001              10.18        .49         .53  1.02       (.52)      --   (.52)  10.68     10.24    25,992

Class C (9/94)
  2005
  2004              10.91        .46         .22   .68       (.47)      --   (.47)  11.12      6.30    35,832
  2003              10.75        .46         .23   .69       (.49)    (.04)  (.53)  10.91      6.56    27,687
  2002              10.70        .52         .03   .55       (.50)      --   (.50)  10.75      5.29    24,505
  2001              10.20        .51         .53  1.04       (.54)      --   (.54)  10.70     10.47    17,757

Class R (2/92)
  2005
  2004              10.91        .54         .23   .77       (.55)      --   (.55)  11.13      7.06   150,963
  2003              10.75        .55         .22   .77       (.57)    (.04)  (.61)  10.91      7.33   146,759
  2002              10.69        .60         .04   .64       (.58)      --   (.58)  10.75      6.16   144,581
  2001              10.20        .59         .52  1.11       (.62)      --   (.62)  10.69     11.19   144,950
--------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------



      .88%       4.76%        12%
      .88        4.87         23
      .66        5.39         11
      .70        5.47         28



     1.63        4.01         12
     1.63        4.11         23
     1.41        4.64         11
     1.45        4.72         28



     1.43        4.21         12
     1.43        4.31         23
     1.21        4.84         11
     1.26        4.92         28



      .68        4.96         12
      .68        5.07         23
      .46        5.59         11
      .49        5.67         28
---------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable.

                                                Section 5  Financial Highlights

Nuveen New York Insured Municipal Bond Fund



Class
(Inception                   Investment Operations         Less Distributions
Date)                     ---------------------------- --------------------------                    --------


                                             Net
                                       Realized/                                   Ending              Ending
                Beginning        Net  Unrealized              Net                     Net                 Net
Year Ended      Net Asset Investment  Investment       Investment  Capital          Asset     Total    Assets
February 28/29,     Value  Income(a) Gain (Loss) Total     Income    Gains   Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------

Class A (9/94)
  2005
  2004             $10.92       $.46        $.21 $ .67      $(.47)   $(.14) $(.61) $10.98      6.37% $ 78,526
  2003              10.59        .47         .40   .87       (.48)    (.06)  (.54)  10.92      8.46    73,936
  2002              10.50        .49         .10   .59       (.50)      --   (.50)  10.59      5.75    63,043
  2001               9.95        .51         .55  1.06       (.51)      --   (.51)  10.50     10.97    56,936

Class B (2/97)
  2005
  2004              10.93        .38         .22   .60       (.39)    (.14)  (.53)  11.00      5.64    27,104
  2003              10.60        .39         .40   .79       (.40)    (.06)  (.46)  10.93      7.64    27,786
  2002              10.51        .41         .10   .51       (.42)      --   (.42)  10.60      4.97    23,418
  2001               9.96        .43         .56   .99       (.44)      --   (.44)  10.51     10.12    16,965

Class C (9/94)
  2005
  2004              10.92        .40         .21   .61       (.41)    (.14)  (.55)  10.98      5.78    21,246
  2003              10.59        .41         .40   .81       (.42)    (.06)  (.48)  10.92      7.85    14,446
  2002              10.49        .43         .11   .54       (.44)      --   (.44)  10.59      5.26     9,926
  2001               9.94        .45         .55  1.00       (.45)      --   (.45)  10.49     10.33     5,131

Class R (12/86)
  2005
  2004              10.94        .49         .20   .69       (.49)    (.14)  (.63)  11.00      6.53   258,263
  2003              10.60        .49         .41   .90       (.50)    (.06)  (.56)  10.94      8.72   263,572
  2002              10.50        .51         .11   .62       (.52)      --   (.52)  10.60      6.03   260,568
  2001               9.95        .53         .55  1.08       (.53)      --   (.53)  10.50     11.16   259,651
--------------------------------------------------------------------------------------------------------------



 Ratios/Supplemental Data
---------------------------------
             Ratio of
 Ratio of         Net
 Expenses  Investment
       to   Income to
  Average     Average  Portfolio
      Net         Net   Turnover
Assets(c)   Assets(c)       Rate
---------------------------------



      .86%       4.28%        10%
      .88        4.40         21
      .89        4.67         17
      .91        4.98         15



     1.61        3.53         10
     1.63        3.65         21
     1.64        3.92         17
     1.66        4.23         15



     1.42        3.73         10
     1.43        3.84         21
     1.44        4.12         17
     1.46        4.43         15



      .66        4.48         10
      .68        4.60         21
      .69        4.87         17
      .71        5.18         15
---------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .86%, 1.61%, 1.41% and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.28%, 3.53%, 3.73% and 4.48% for classes A, B, C and R, respectively.

Section 5  Financial Highlights

Appendix  Additional State Information [TO BE UPDATED BY AMENDMENT]


                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                       Connecticut

                       Connecticut's economic performance is finally stabilizing with improvement in financial markets and the tech industry, along with stabilizing government finances and the strengthening global economy, supporting the recovery. Defense spending has also been robust with General Dynamics Electric Boat, the giant submarine manufacturer in Groton, attracting over $8 billion in defense contracts in 2003. The State's fiscal economy is showing improvement as well, as revenues have improved a solid 8.4% from the prior year. Connecticut's outlook is for further economic improvement and rising employment, although, longer term, high business and living costs and below average demographic trends will continue to drag on the economy.

                       Connecticut's average unemployment rate in May 2004 was 4.6%, compared to the national average of 5.6% for that month, and is down from the State's 5.4% average in May 2003. Per capita income was $43,173 in 2003, which is the highest in the nation at approximately 136% of the national average of $31,632.

                       Connecticut is a frequent borrower with substantial additional planned bond issuance going forward. As of May 27, 2004, general obligations of the State were rated Aa3, AA, and AA- by Moody's, Standard & Poor's, and Fitch, respectively. Both Moody's and Standard & Poor's revised their outlook to "stable" in September 2003 based on the expectation that the State will continue to make appropriate adjustments to achieve structural budget balance in the event the economic recovery falls short of expectations. The budget adopted for fiscal 2004-2005 addressed the State's sizeable budget gap with one-time revenues, tax increases, and spending cuts. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       The Connecticut Fund's regular monthly dividends will not be subject to the Connecticut personal income tax to the extent they are paid out of income earned on or capital gains realized from the sale of Connecticut municipal bonds or out of income earned on obligations of U.S. territories and possessions. The portion of the Connecticut Fund's monthly dividends that is attributable to income earned on other obligations will be subject to the Connecticut personal income tax. You also will be subject to Connecticut personal income tax to the extent the Connecticut Fund distributes any taxable income or realized capital gains (other than capital gains on Connecticut municipal bonds) or if you sell or exchange shares of the Connecticut Fund and realize a capital gain on the transaction.

                                                                       Appendix

                       The treatment of corporate shareholders of the Connecticut Fund differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information and are urged to consult their tax advisor.

                       New Jersey

                       New Jersey's gross state product grew 2.7% in 2003 and is on course to grow by over 5% in 2004. The economic rebound in New Jersey is fairly broad-based. Manufacturing employment remains weak, but finance, service, tourism and government employment are strong. Areas that are expected to grow among New Jersey manufacturers include pharmaceuticals and telecom companies. Telecom companies located in New Jersey include AT&T, Lucent, Avaya and Telcordia. The New Jersey economy offers tourism through Atlantic City and its casino operations.

                       Unemployment in New Jersey stood at 4.9% in May 2004, compared to the national average unemployment rate of 5.6%, and is down from the State's rate of 5.9% in May 2003. Per capita income in New Jersey is $40,427, which is 127.8% of the national average of $31,632.

                       New Jersey general obligation bonds are rated Aa2 with a watchlist negative status by Moody's, AA with a stable outlook by Standard and Poor's, and AA by Fitch. New Jersey's ratings reflect its diversified and expanding economic base, as well as its high debt burden and its structural budget imbalance. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       The New Jersey Fund's regular monthly dividends will not be subject to New Jersey gross income tax to the extent they are paid out of income earned on or capital gains realized from the sale of New Jersey municipal bonds or U.S. government securities. You will be subject to New Jersey gross income tax, however, to the extent the New Jersey Fund distributes any taxable income. If you realize a capital gain on the sale or exchange of shares of the New Jersey Fund, you will not be subject to New Jersey gross income tax. If you realize a capital loss on the sale or exchange of shares of the New Jersey Fund, you may not use the loss to offset other New Jersey taxable capital gains.

                       The treatment of corporate shareholders of the New Jersey Fund differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information and are urged to consult their tax advisor.

                       New York

                       New York's gross state product grew 2.9% in 2003 and is on course to grow by over 4% in 2004. Much of New York's economy comes from the finance, insurance, and real estate sectors, which have begun to recover after the negative effects of the stock market decline in 2002. Manufacturing employment remains below levels of 2002. The consumer sector is slowing as home spending spurred by home equity financing has slowed down. Employment trends have improved and personal incomes have begun to recover. Tourism in New York is also coming back as the effects of September 11, 2001, begin to fade and New York City again takes its place as the center of artistic culture in the United States.

                       Unemployment in New York stood at 5.8% in May 2004, compared to the national average unemployment rate of 5.6%, and is down from the State's rate

Appendix
                       of 6.3% in May 2003. Per capita income in New York is $36,574, which is 115.6% of the national average of $31,632.

                       New York faces a $5.1 billion funding gap in 2005. Actions planned to close this gap include $2.6 billion in spending cuts, $972 million in revenue actions, and $1.5 billion in one shot measures. Ongoing actions to close the residual $1.5 billion gap are needed to stabilize New York's long-term fiscal outlook.

                       New York general obligation bonds are rated A2 with a stable outlook by Moody's, AA with a negative outlook by Standard and Poor's, and AA- by Fitch. New York's ratings continue to reflect the State's high debt burden, budgetary stress, and significance as the financial capital of the United States. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the funds may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       The New York Funds' regular monthly dividends will not be subject to New York State or New York City personal income taxes to the extent they are paid out of income earned on New York municipal bonds or out of income earned on obligations of U.S. territories and possessions that is exempt from federal taxation. The portion of the New York Funds' monthly dividends that is attributable to income earned on other obligations will be subject to the New York State or the New York City personal income taxes. You also will be subject to New York State and New York City personal income taxes to the extent the New York Funds distribute any taxable income or realized capital gains or if you sell or exchange shares of the New York Funds and realize a capital gain on the transaction.

                       The treatment of corporate and unincorporated business shareholders of the New York Funds differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information and are urged to consult their tax advisor.

                                                                       Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

International
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond
National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
State Funds

                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/


Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments, and Nuveen Advisory. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on fund policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, Annual and Semi-Annual reports are available, free of charge, by calling Nuveen Investments at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.

The funds are series of Nuveen Multistate Trust II, whose Investment Company Act file number is 811-07755.

1. Long-term and insured long-term portfolios.

[LOGO] Nuveen Investments

       Nuveen Investments
       333 West Wacker Drive
       Chicago, IL 60606-1286

       (800) 257-8787
       www.nuveen.com


                                                               MPR-MS3-0605D NA

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   JUNE   , 2005

                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]




Nuveen Massachusetts Municipal Bond Fund
Nuveen Massachusetts Insured Municipal Bond Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


[LOGO] Investment Strategy


[LOGO] Risks


[LOGO] Fees, Charges
       and Expenses


[LOGO] Shareholder
       Instructions


[LOGO] Performance and
       Current Portfolio
       Information


Table of Contents



         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Massachusetts Municipal Bond Fund                    2
         Nuveen Massachusetts Insured Municipal Bond Fund            4

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                       6
         What Securities We Invest In                                7
         How We Select Investments                                  10
         What the Risks Are                                         10
         How We Manage Risk                                         11

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                12
         How to Reduce Your Sales Charge                            13
         How to Buy Shares                                          15
         Systematic Investing                                       16
         Systematic Withdrawal                                      17
         Special Services                                           17
         How to Sell Shares                                         18

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         20
         Distribution and Service Plans                             21
         Net Asset Value                                            22
         Frequent Trading                                           23
         Fund Service Providers                                     24

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       25

         Appendix  Additional State Information                     27

                                                                  June   , 2005


Section 1  The Funds

                 Nuveen Massachusetts Municipal Bond Fund
                 Nuveen Massachusetts Insured Municipal Bond Fund


                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.




 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Massachusetts Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Massachusetts bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                                    [CHART]

Class A Annual Returns
1995    15.6%
1996     3.9%
1997     7.3%
1998     5.5%
1999    -3.4%
2000    10.0%
2001     4.8%
2002     8.2%
2003     5.0%
2004


Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were     % and


    %, respectively, for the quarters ended        and       . The bar chart
and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                 Class Returns Before
                 Taxes                    1 Year    5 Year   10 Year
                 -----------------------------------------------------
                 Class A (Offer)              %         %         %
                 Class B                      %         %         %
                 Class C                      %         %         %
                 Class R                      %         %         %
                 -----------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions             %         %         %
                  After Taxes on
                    Distributions and
                    Sale of Shares            %         %         %
                 -----------------------------------------------------
                 Lehman Brothers
                   Market Benchmark/2/        %         %         %
                 Lipper Peer Group/3/         %         %         %


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None

 Annual Fund Operating Expenses


Paid From Fund Assets


          Share Class                              A    B    C    R
          -----------------------------------------------------------
          Management Fees                         .55% .55% .55% .55%
          12b-1 Distribution and Service Fees/11/ .20% .95% .75%   --
          Other Expenses                             %    %    %    %
          Total Annual Fund Operating
          Expenses--Gross/12/                        %    %    %    %





              Expense Reimbursements      (  %) (  %) (  %) (  %)
              Total Annual Fund Operating
              Expenses--Net                   %     %     %     %







 1.Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
   year-to-date return on net asset value as of 3/31/05 was     %.

 2.Market Benchmark returns reflect the performance of the Lehman Brothers
   Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 3.Lipper Peer Group returns reflect the performance of the Lipper
   Massachusetts Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Massachusetts Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4.As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5.Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares." 6.Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
 7.As a percentage of the lesser of purchase price or redemption proceeds. 8.Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9.Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

12.Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.75% of the fund's average daily net assets.



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 Years   $   $   $   $   $     $     $    $


                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Massachusetts Insured
         Municipal Bond Fund

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade. The fund primarily buys insured municipal bonds.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]


What Are the Risks of Investing in the Fund?
The principal risks of investing in the fund are interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. The fund may bear additional risk because it invests primarily in Massachusetts bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2004. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                                     [CHART]
 Class A Annual Returns
 1995   15.5%
 1996    3.3%
 1997    6.9%
 1998    5.4%
 1999   -3.2%
 2000   10.6%
 2001    4.1%
 2002    8.7%
 2003    4.5%
 2004

Section 1  The Funds

During the ten years ended December 31, 2004, the highest and lowest quarterly
returns were   % and


  %, respectively, for the quarters        and       . The bar chart and
highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2004
                                          ...................................................
                 Class Returns
                 Before Taxes             1 Year                5 Year         10 Year
                 ----------------------------------------------------------------------------
                 Class A (Offer)             %                     %               %
                 Class B                     %                     %               %
                 Class C                     %                     %               %
                 Class R                     %                     %               %
                 ----------------------------------------------------------------------------
                 Class A (Offer) Returns:
                  After Taxes on
                    Distributions            %                     %               %
                  After Taxes on
                    Distributions and
                    Sale of Shares           %                     %               %
                 ----------------------------------------------------------------------------
                 Lehman Brothers Market
                   Benchmark/2/              %                     %               %
                 Lipper Peer Group/3/        %                     %               %


What Are the Costs of Investing?


                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          Exchange Fees                 None    None    None     None
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None

 Annual Fund Operating Expenses


Paid From Fund Assets


         Share Class                               A    B    C     R
         -------------------------------------------------------------
         Management Fees                          .55% .55% .55%  .55%
         12b-1 Distribution and Service Fees/11/  .20% .95% .75%    --
         Other Expenses                              %    %    %     %
         Total Annual Fund Operating
         Expenses--Gross/12/                         %    %    %     %





            Expense Reimbursements      (   %) (   %) (   %) (   %)
            Total Annual Fund Operating
            Expenses--Net                    %      %      %      %





1. Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A
   year-to-date return on net asset value as of 3/31/05 was   %.

2. Market Benchmark returns reflect the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Lipper Peer Group returns reflect the performance of the Lipper Massachusetts Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Massachusetts Municipal Debt Category. Lipper Peer Group returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."
6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.Class C shares redeemed within one year of purchase are subject to a 1% CDSC. 11.Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers
   Conduct Rules.

12.Nuveen Asset Management has a contractual obligation to waive some or all of its fees or reimburse expenses to prevent total operating expenses (not counting distribution and service fees) from exceeding 0.975% of the fund's average daily net assets.



The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.



                              Redemption      No Redemption
                  Share Class A   B   C   R   A     B     C    R
                  -------------------------------------------------
                   1 Year     $   $   $   $   $     $     $    $
                   3 Years    $   $   $   $   $     $     $    $
                   5 Years    $   $   $   $   $     $     $    $
                   10 years   $   $   $   $   $     $     $    $


                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS



                       Nuveen Asset Management ("NAM"), the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM is responsible for the selection and on-going monitoring of the securities in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.



                       NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. Founded in 1898, Nuveen Investments, Inc., and its
                       affiliates had approximately $       billion in assets
                       under management, as of March 31, 2005. Nuveen Investments, Inc. is a publicly-traded company and is a majority-owned subsidiary of The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.



                       On March 25, 2005, Nuveen Investments and St. Paul Travelers announced that St. Paul Travelers planned to implement a three-part program to sell its equity interest in Nuveen Investments. As part of St. Paul Travelers' previously announced three-part divestiture program, St. Paul Travelers sold 39.3 million shares of Nuveen Investments' approximately 94 million outstanding common shares through a secondary public offering on April 12, 2005. Nuveen Investments also repurchased $600 million of its shares from St. Paul Travelers at a price of $32.98 per share, or approximately 18.2 million shares. The repurchase of these shares is being completed through two steps--a $200 million repurchase that closed on April 12, 2005, and a $400 million forward purchase (plus interest) that will settle later this year. St. Paul Travelers also entered into an agreement with two other parties to sell approximately 12 million common shares of Nuveen Investments for settlement later this year. Upon the closing of the secondary offering and the initial repurchase by Nuveen Investments as well as the closing of the forward sale transactions later this year; Nuveen Investments will emerge as a fully independent public company. The completion of the transactions for forward settlement could be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each of the Nuveen Funds and NAM and (for certain of the Funds) the investment sub-advisory agreement between NAM and each such Fund's sub-adviser, which would result in the automatic termination of each agreement. It is anticipated that, prior to the completion of those forward sale transactions, the Board of Trustees of each Fund will consider a new ongoing investment management agreement and investment sub-advisory agreement (if applicable). If approved by the Board, the new ongoing agreements would be presented to each Fund's shareholders for approval, and would take effect upon such approval. It is anticipated that this process will be completed for at least most Funds by the end of July 2005.



Section 2  How We Manage Your Money

                       However, there can be no assurance that the transactions described above will be completed as contemplated, that St. Paul Travelers will sell its remaining shares in Nuveen Investments, or that necessary shareholder approvals will be obtained.



                       There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of these transactions.



                       NAM is responsible for execution of specific investment strategies and day-to-day investment operations. NAM manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.



                       Paul L. Brennan has been the portfolio manager for the Massachusetts Municipal Bond Fund since January 2003 and for the Massachusetts Insured Municipal Bond Fund since May 2005. Mr. Brennan became a portfolio manager of Flagship Financial Inc. in 1994, and subsequently became an Assistant Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in 1997. He became a Vice President of Nuveen Advisory in 2002. Mr. Brennan is a Chartered Financial Analyst and currently manages investments for forty Nuveen-sponsored investment companies.





                       Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's Website at http://www.nuveen.com/MF/resources/eReports.aspx.



                       For the most recent fiscal year, the funds paid the following management fees to NAM as a percentage of net assets:



              Nuveen Massachusetts Municipal Bond Fund           %
              Nuveen Massachusetts Insured Municipal Bond Fund   %


             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal and Massachusetts personal income tax. Income from these bonds may be subject to the federal alternative minimum tax ("AMT").

                       Massachusetts and its local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                                            Section 2  How We Manage Your Money

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.


                       In evaluating municipal bonds of different credit qualities or maturities, NAM takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, NAM evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.


                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Insurance

                       The Massachusetts Insured Fund primarily purchases insured municipal bonds. Under normal market conditions, the Massachusetts Insured Fund will invest at least 80% of its assets in insured municipal bonds. As a non-fundamental policy, the Massachusetts Insured Fund will maintain at least 80% of its net assets in municipal bonds covered by insurance from insurers with a claims-paying ability rated Aaa or AAA at the time of purchase or at the time the bond is insured while in the portfolio. Insured municipal bonds are either covered by individual, permanent insurance policies (obtained either at the time of issuance or subsequently), or covered "while in fund" under a master portfolio insurance policy purchased by a fund. Insurance guarantees only the timely payment of interest and principal on the bonds; it does not guarantee the value of either individual bonds or fund shares.

                       Portfolio insurance policies are effective only so long as the fund continues to own the covered bond, and the price the fund would receive upon sale of such a bond would not benefit from the insurance. Insurers under master portfolio insurance policies currently include, but are not limited to, MBIA


Section 2  How We Manage Your Money

                       Insurance Corp., Ambac Assurance Corporation, Financial Security Assurance Inc., Financial Guaranty Insurance Company, XL Capital Assurance and Radian Asset Insurance. The fund's investment adviser may obtain master policies from other insurers, but only from insurers that specialize in insuring municipal bonds and whose claims-paying ability is rated Aaa or AAA by Moody's, Standard & Poor's or Fitch. Insurers are responsible for making their own assessment of the insurability of a municipal bond.


                       The Massachusetts Insured Fund can invest up to 20% of its net assets in bonds insured by insurers whose claims-paying ability is rated below AAA or in uninsured municipal bonds that are rated investment grade or are non-rated but judged to be investment grade by NAM. Certain such bonds may be backed by an escrow containing sufficient U.S. government or U.S. government agency securities to ensure timely payment of principal and interest. These bonds are normally regarded as having the credit characteristics of the underlying U.S. government-backed securities.


                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as, short-term, high quality municipal bonds or money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                       Portfolio Holdings



                       A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website - www.nuveen.com - by clicking the "Individual Investors - Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list of portfolio securities of each fund as of the most recently completed calendar quarter. The portfolio securities information on the funds'
                       website is generally made available [       days/in the
                       XX week/month] following the close of the most recently completed calendar quarter and will remain available until the information is updated following the close of the next calendar quarter.


                                            Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS


                       NAM selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. NAM is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from Massachusetts, each fund also bears investment risk from the economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than a diversified fund.


Section 2  How We Manage Your Money

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within Massachusetts as well as across different industry sectors. The Massachusetts Insured Fund also limits investment risk by primarily buying insured municipal bonds.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. For example, each fund may not have more than 25% in any one industry such as electric utilities or health care.

                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in NAM's opinion, correlate with the prices of the funds' investments. Although the funds have no present intent to use these strategies, market circumstances may necessitate their use in the future.


                                            Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:


                                                                               Authorized Dealer
                                  Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                Public Offering Price Net Amount Invested  Public Offering Price
Less than $50,000                         4.20%                 4.38%                3.70%
$50,000 but less than $100,000            4.00%                 4.18%                3.50%
$100,000 but less than $250,000           3.50%                 3.63%                3.00%
$250,000 but less than $500,000           2.50%                 2.56%                2.00%
$500,000 but less than $1,000,000         2.00%                 2.04%                1.50%
$1,000,000 and over                         --/1/                 --                 1.00%/1/

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase 0-1 1-2 2-3 3-4 4-5 5-6 Over 6
              CDSC                  5%  4%  4%  3%  2%  1%   None

                       The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class C Shares

                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

                       The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower on-going expenses than the other classes.

                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.




                       Class A Sales Charge Reductions



                        . Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund on which an up-front sales charge or ongoing distribution fee is imposed or is normally imposed.



                        . Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.



                        . Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.



                       For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases


                                     Section 3  How You Can Buy and Sell Shares
                       by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age; (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).



                       Class A Sales Charge Waivers



                       A shares of a fund may be purchased at net asset value without a sales charge as follows:



                        . Purchases of $1,000,000 or more. You can buy $1 million or more of Class A shares at net asset value.



                        . Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual Fund Distributions. You may purchase Class A shares at net asset value with monies representing the reinvestment of distributions from Nuveen Mutual Funds and Nuveen Defined Portfolios.



                        . Eligible Employee-Sponsored Qualified Defined Contribution Retirement Plans. Certain eligible plans may purchase Class A shares at net asset value. Eligible plans are those with at least 25 employees that either make an initial purchase of $500,000 of shares of Nuveen Mutual Funds or execute a Letter of Intent to do so.



                        . Certain Employees and Affiliates of Nuveen. Officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees' immediate family members (as defined in the Statement of Additional Information), may purchase Class A shares at net asset value.



                        . Authorized Dealer Personnel. Any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member, may purchase Class A shares at net asset value.



                        . Certain Trust Departments. Bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity may purchase Class A shares at net asset value.



                        . Additional Categories of Investors. The following investors may purchase Class A shares at net asset value: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                        . Reinvestment of Redemption Proceeds. You may purchase Class A shares at net asset value when reinvesting certain redemption proceeds of unaffiliated funds subject to liquidation or merger.



                       Class R Eligibility



                       Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:



                        . Certain Trustees, Directors, Employees, and affiliates of Nuveen.



                        .  Certain authorized dealer personnel.



                        .  Certain bank or broker-affiliated trust departments.


Section 3  How You Can Buy and Sell Shares

                        . Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.



                       Information regarding the funds' sales charges may be obtained free of charge by calling toll-free (800) 257-8787 or by visiting the funds' website at www.nuveen.com.



                       Please refer to the Statement of Additional Information for more information about Class A and Class R shares including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's Website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.



                       Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.







                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE") is open for business and normally ends at 4 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor

                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees


                                     Section 3  How You Can Buy and Sell Shares
                       typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.


                       On-line



                       Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Investor Resources" on www.nuveen.com to account access and choose mutual funds. The system will walk you through the log-in process.



                       Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING

                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.

                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                       Benefits of Systematic Investing

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless

Section 3  How You Can Buy and Sell Shares
                       of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time and does not assure that you will profit.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.



                       [Chart showing effects of
                       systematic investing and dividend reinvestment]

                       Systematic Investing Graph

                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.


                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that

                                     Section 3  How You Can Buy and Sell Shares
                       are sold with a sales charge. Please consult the Statement of Additional Information for details.

                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See "How to Sell Shares--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                       Fund DirectSM

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                                 [GRAPHIC]

                       HOW TO SELL SHARES

                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if





                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares
                       you own shares in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.


                       On-line



                       You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Investor Resources" on www.nuveen.com to account access and choose mutual funds. The system will walk you through the log-in process. You may also redeem or exchange shares via our automated information line. Simply call
                       (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process.


                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.



                                    [GRAPHIC]





An Important Note About Involuntary Redemption



From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month. Each fund will seek to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period. Any such under- (or over-) distribution of income is reflected in the fund's net asset value. This policy is designed to result in the distribution of substantially all of the fund's net income over time.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting

                       Because the funds invest primarily in municipal bonds from Massachusetts, the regular monthly dividends you, as a taxpayer in that state, receive will be exempt from regular federal and Massachusetts personal income tax. All or a portion of these dividends, however, may be subject to the federal AMT.

                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term capital gains are taxable at the same rate as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.

                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in the funds may affect the taxation of your benefits.

Section 4  General Information

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen Fund for shares of a different Nuveen Fund, the exchange is treated the same as a sale for tax purposes.


                       Please note that if you do not furnish the funds with your correct Social Security number or employer identification number, you fail to provide certain certifications to the funds, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the funds to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.


                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields

                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with fully taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                       Taxable Equivalent of Tax-Free Yields

                                    To Equal a Tax-Free Yield of:
                                    3.00%          4.00%    5.00%    6.00%
                      Tax Bracket:  A Taxable Investment Would Need to Yield:
                     --------------------------------------------------------
                     25%            4.00%          5.33%    6.67%    8.00%
                     28%            4.17%          5.56%    6.94%    8.33%
                     33%            4.48%          5.97%    7.46%    8.96%
                     35%            4.62%          6.15%    7.69%    9.23%

                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. Please note that investments that generate qualified dividend income that is taxable at the maximum rate of 15% will have a lower taxable equivalent yield. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan in accordance with Rule 12b-1 under the 1940 Act. (See "What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

                                                 Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm, and with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2003, these payments in the aggregate were approximately .01% to .02% of the assets in the Nuveen Funds. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

                       In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.


                                                 [GRAPHIC]

                       NET ASSET VALUE




                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less


Section 4  General Information
                       all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.



                       In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. The prices of fixed income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available the pricing service establishes fair market value based on various factors including prices of comparable fixed income securities.





                       Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of such securities. See the Statement of Additional Information for details.







                                                 [GRAPHIC]

                       FREQUENT TRADING



                       The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.



                       Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.



                       The funds' Frequent Trading Policy limits an investor to four "round trip" trades in a 12-month period and to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip trade that exceeds a stated dollar amount (which may vary by fund or over time), or who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade) that do not abide by the special order placement rules in the Policy will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account.


                                                 Section 4  General Information

                       The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy.



                       Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the fund's Frequent Trading Policy and its enforcement, see "Purchases and Redemptions--Frequent Trading Policy" in the Statement of Additional Information.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS

                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended February 29, 2005, 2004 and February
                       28, 2003 has been audited by                     , whose
                       report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the prior fiscal years was audited by Arthur Andersen LLP.


Nuveen Massachusetts Municipal Bond Fund



                                                      Investment Operations        Less Distributions
Class (Inception Date)                             --------------------------- -------------------------

                                                                     Net
                                                               Realized/
                                                              Unrealized                                  Ending
                                         Beginning        Net Investment              Net                    Net
                                         Net Asset Investment       Gain       Investment  Capital         Asset     Total
Year Ended February 28/29,                   Value  Income(a)     (Loss) Total     Income    Gains  Total  Value Return(b)
---------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
 2005                                       $            $          $     $         $          $   $      $              %
 2004                                         9.98        .42        .16   .58       (.43)      --  (.43)  10.13      5.95
 2003                                         9.75        .45        .24   .69       (.46)      --  (.46)   9.98      7.27
 2002                                         9.70        .48        .07   .55       (.50)      --  (.50)   9.75      5.86
 2001                                         9.26        .50        .44   .94       (.50)      --  (.50)   9.70     10.34

Class B (3/97)
 2005
 2004                                        10.01        .35        .15   .50       (.36)      --  (.36)  10.15      5.07
 2003                                         9.77        .38        .25   .63       (.39)      --  (.39)  10.01      6.58
 2002                                         9.72        .41        .06   .47       (.42)      --  (.42)   9.77      4.96
 2001                                         9.28        .43        .44   .87       (.43)      --  (.43)   9.72      9.60

Class C (10/94)
 2005
 2004                                         9.92        .37        .14   .51       (.37)      --  (.37)  10.06      5.31
 2003                                         9.69        .40        .24   .64       (.41)      --  (.41)   9.92      6.73
 2002                                         9.64        .43        .06   .49       (.44)      --  (.44)   9.69      5.20
 2001                                         9.20        .44        .45   .89       (.45)      --  (.45)   9.64      9.89

Class R (12/86)
 2005
 2004                                         9.96        .44        .16   .60       (.45)      --  (.45)  10.11      6.16
 2003                                         9.73        .47        .24   .71       (.48)      --  (.48)   9.96      7.59
 2002                                         9.67        .50        .07   .57       (.51)      --  (.51)   9.73      5.96
 2001                                         9.24        .52        .43   .95       (.52)      --  (.52)   9.67     10.58
---------------------------------------------------------------------------------------------------------------------------


                                                Ratios/Supplemental Data
Class (Inception Date)                   ---------------------------------------
                                                              Ratio of
                                                                   Net
                                                   Ratio of Investment
                                          Ending   Expenses  Income to
                                             Net to Average    Average Portfolio
                                          Assets        Net        Net  Turnover
Year Ended February 28/29,                 (000)  Assets(c)  Assets(c)      Rate
--------------------------------------------------------------------------------

Class A (9/94)
 2005                                    $                %          %         %
 2004                                     28,720        .94       4.25        22
 2003                                     21,751        .95       4.62        14
 2002                                     19,878        .94       4.96        16
 2001                                     18,433        .95       5.27        13

Class B (3/97)
 2005
 2004                                      7,976       1.68       3.49        22
 2003                                      8,031       1.70       3.87        14
 2002                                      6,588       1.69       4.21        16
 2001                                      4,198       1.70       4.52        13

Class C (10/94)
 2005
 2004                                     11,025       1.48       3.69        22
 2003                                      9,703       1.50       4.07        14
 2002                                      6,614       1.49       4.42        16
 2001                                      6,591       1.50       4.71        13

Class R (12/86)
 2005
 2004                                     65,483        .73       4.45        22
 2003                                     66,545        .75       4.83        14
 2002                                     69,034        .74       5.16        16
 2001                                     68,208        .75       5.47        13
--------------------------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratio of Expenses to Average Net Assets for 2004 are .93%, 1.68%, 1.48% and .72% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.25%, 3.50%, 3.70% and 4.45% for classes A, B, C and R, respectively.

                                                Section 4  Financial Highlights

Nuveen Massachusetts Insured Municipal Bond Fund



Class                                                 Investment Operations        Less Distributions
(Inception Date)                                   --------------------------- --------------------------

                                                                     Net
                                                               Realized/
                                                              Unrealized                                   Ending
                                         Beginning        Net Investment              Net                     Net
                                         Net Asset Investment       Gain       Investment  Capital          Asset     Total
Year Ended February 28/29,                   Value  Income(a)     (Loss) Total     Income    Gains   Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------------

Class A (9/94)
 2005                                       $            $          $    $          $        $      $      $              %
 2004                                        10.54        .43        .19   .62       (.44)      --   (.44)  10.72      6.03
 2003                                        10.36        .45        .23   .68       (.47)    (.03)  (.50)  10.54      6.74
 2002                                        10.30        .50        .07   .57       (.49)    (.02)  (.51)  10.36      5.67
 2001                                         9.77        .49        .55  1.04       (.50)    (.01)  (.51)  10.30     10.93

Class B (3/97)
 2005
 2004                                        10.55        .35        .19   .54       (.36)      --   (.36)  10.73      5.24
 2003                                        10.37        .38        .23   .61       (.40)    (.03)  (.43)  10.55      5.94
 2002                                        10.31        .42        .07   .49       (.41)    (.02)  (.43)  10.37      4.87
 2001                                         9.78        .42        .55   .97       (.43)    (.01)  (.44)  10.31     10.06

Class C (9/94)
 2005
 2004                                        10.53        .37        .19   .56       (.38)      --   (.38)  10.71      5.43
 2003                                        10.35        .40        .22   .62       (.41)    (.03)  (.44)  10.53      6.14
 2002                                        10.28        .44        .08   .52       (.43)    (.02)  (.45)  10.35      5.17
 2001                                         9.75        .44        .54   .98       (.44)    (.01)  (.45)  10.28     10.29

Class R (12/86)
 2005
 2004                                        10.56        .45        .20   .65       (.46)      --   (.46)  10.75      6.30
 2003                                        10.38        .48        .22   .70       (.49)    (.03)  (.52)  10.56      6.91
 2002                                        10.31        .52        .08   .60       (.51)    (.02)  (.53)  10.38      5.95
 2001                                         9.78        .51        .55  1.06       (.52)    (.01)  (.53)  10.31     11.11
----------------------------------------------------------------------------------------------------------------------------


Class                                           Ratios/Supplemental Data
(Inception Date)                         --------------------------------------
                                                             Ratio of
                                                  Ratio of        Net
                                                  Expenses Investment
                                          Ending        to  Income to
                                             Net   Average    Average Portfolio
                                          Assets       Net        Net  Turnover
Year Ended February 28/29,                 (000) Assets(c)  Assets(c)      Rate
-------------------------------------------------------------------------------

Class A (9/94)
 2005                                    $               %          %         %
 2004                                     21,179       .93       4.11        36
 2003                                     23,212       .93       4.36        18
 2002                                     16,970       .95       4.78        23
 2001                                     14,669      1.05       4.92         8

Class B (3/97)
 2005
 2004                                      7,183      1.68       3.37        36
 2003                                      6,361      1.68       3.59        18
 2002                                      3,574      1.69       4.03        23
 2001                                      2,308      1.80       4.17         8

Class C (9/94)
 2005
 2004                                     12,879      1.48       3.56        36
 2003                                     12,935      1.48       3.79        18
 2002                                      5,940      1.49       4.25        23
 2001                                      1,667      1.60       4.37         8

Class R (12/86)
 2005
 2004                                     54,344       .73       4.31        36
 2003                                     56,496       .73       4.58        18
 2002                                     54,719       .75       4.98        23
 2001                                     53,878       .85       5.12         8
-------------------------------------------------------------------------------




(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2004 are .92%, 1.67%, 1.47% and .72% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2004 are 4.12%, 3.37%, 3.57% and 4.32% for classes A, B, C and R, respectively.

Section 4  Financial Highlights

Appendix  Additional State Information

                                                   [TO BE UPDATED BY AMENDMENT]


                       Because the funds primarily purchase municipal bonds from Massachusetts, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                       Massachusetts

                       Massachusetts' economy is finally moving from recession to recovery and is expected to pick up steam in the second half of 2004. Despite the lack of job growth, production in the State has been on the rise - up a solid 5.2% annually - boosted primarily by the rebound in state exports, particularly by the State's key chemical and computers/electronics sectors. Also, Massachusetts attracted nearly $6.8 billion in defense contracts in 2003 with over $138 million alone awarded to Raytheon to build weapons systems for three new U.S. Navy destroyers. State government tax receipts also posted a solid 7.5% growth over 2003 and suggest that job numbers may continue to improve over the coming months. However, stronger job gains are necessary to sustain medium term growth, and Massachusetts businesses have been slow to increase hiring. Longer term, high business and living costs and below average demographic trends may slow down growth.

                       Massachusetts' unemployment rate declined to 5.2% in May 2004, down substantially from 5.8% in May 2003, and below the national average of 5.6% in May 2004. Per capita income was among the highest in the nation at $39,815 in 2003, which was 126% of the national average of $31,632. On June 15, 2004, House and Senate budget negotiators reached agreement on the fiscal 2005 budget, which eliminates a $1.5 billion budget gap and is the first budget in several years that does not include severe cuts in popular programs and services or a broad-based tax increase, but does contain some modest spending increases in education and criminal justice and draws down about $670 million from rainy-day reserves.

                       The cost of the Central Artery/Ted Williams Tunnel Project (the "Big Dig") is currently pegged at $14.6 billion. The first segment, the I-90 extension to the Ted Williams tunnel, opened on January 20, 2003, and the northbound lanes of I-93 opened March 29, 2003. The southbound lanes of I-93 opened on December 20, 2003. All are reported to be operating smoothly. The project is about 90% complete, with total project completion scheduled for May 2005. As construction winds down, the possibility of additional cost overruns is greatly diminished. Any additional cost overruns are the sole responsibility of the Commonwealth, as the federal share has now been capped.

                       As of May 27, 2004, the State's general obligation bonds were rated Aa2 and AA- by Moody's and Standard & Poor's, respectively. Moody's reconfirmed its negative outlook on March 2, 2004, while Standard & Poor's reaffirmed a stable outlook on March 3, 2004. These ratings reflect the State's credit quality only

                                                                       Appendix
                       and do not indicate the creditworthiness of other tax-exempt securities in which the funds may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

                       Tax Treatment

                       The funds' regular monthly dividends will not be subject to Massachusetts personal income taxes to the extent they are paid out of income earned on Massachusetts municipal bonds or on certain U.S. government obligations that are exempt from state taxation under federal law. You will be subject to Massachusetts personal income taxes, however, to the extent the funds distribute any taxable income, or if you sell or exchange fund shares and realize a capital gain on the transaction.

                       The treatment of corporate shareholders of the funds differs from that described above. Corporate shareholders should refer to the Statement of Additional Information for more detailed information and are urged to consult their tax advisor.

Appendix

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Value
Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund

Balanced
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

International
Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund

Municipal Bond

National Funds
Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/


Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments, and Nuveen Advisory. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on fund policies and operation of the funds included in this prospectus. Additional information about the fund's investments is available in the annual and semi-annual report to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. The funds' most recent Statement of Additional Information, Annual and Semi-Annual reports are available, free of charge, by calling Nuveen Investments at (800) 257-8787, on the funds' website at www.nuveen.com, or through your financial advisor.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending an e-mail to publicinfo@sec.gov.

The funds are series of Nuveen Multistate Trust II, whose Investment Company Act file number is 811-07755.

1. Long-term and insured long-term portfolios.





MPR-MA-0605D NA

                                                                  June   , 2005




NUVEEN MULTISTATE TRUST II

Nuveen California Municipal Bond Fund

Nuveen California Insured Municipal Bond Fund

Nuveen Connecticut Municipal Bond Fund

Nuveen Massachusetts Municipal Bond Fund

Nuveen Massachusetts Insured Municipal Bond Fund

Nuveen New Jersey Municipal Bond Fund

Nuveen New York Municipal Bond Fund

Nuveen New York Insured Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. The Prospectuses may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC ("Nuveen"), or from the Funds, by written request to the applicable fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectuses for the funds. The Prospectuses are dated
June   , 2005.


TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio...............................  S-2

Management of the Trust.................................................... S-34

Investment Adviser and Investment Management Agreement..................... S-45

Portfolio Transactions..................................................... S-51

Net Asset Value............................................................ S-52

Tax Matters................................................................ S-52

Additional Information on the Purchase and Redemption of Fund Shares....... S-61

Distribution and Service Plan.............................................. S-75

Independent Registered Public Accounting Firm, Custodian and Transfer Agent S-77

Financial Statements....................................................... S-77

Appendix A--Ratings of Investments.........................................  A-1

Appendix B--Description of Hedging Techniques..............................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the New York Municipal Bond Fund, the New York Insured Municipal Bond Fund, the California Municipal Bond Fund, and the California Insured Municipal Bond Fund.

      (3) Borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act") and exemptive orders granted thereunder.

      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

      (5) Issue senior securities as defined in the 1940 Act, except to the extent such issuance might be involved with respect to borrowings described under subparagraph (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

      (9) Make loans, except as permitted by the 1940 Act and exemptive orders granted thereunder.

      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Asset Management ("NAM"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.


   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust II, formerly the Nuveen Flagship Multistate Trust II (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has nine series: the Nuveen New York Municipal Bond Fund (formerly the Nuveen Flagship New York Municipal Bond Fund, and formerly the Nuveen New York Tax-Free Value Fund, a series of the Nuveen Tax-Free Bond Fund, Inc.); the Nuveen New York Insured Municipal Bond Fund (formerly the Nuveen New York Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc.); the Nuveen New Jersey Municipal Bond Fund (formerly the Nuveen Flagship New Jersey Municipal Bond Fund, and formerly the Nuveen New Jersey Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen California Municipal Bond Fund (formerly the Nuveen California Tax-Free Value Fund, a series of the Nuveen California Tax-Free Fund, Inc.); the Nuveen California Insured Municipal Bond Fund (formerly the Nuveen California Insured Tax-Free Value Fund, a series of the Nuveen California Tax-Free Fund, Inc.); the Nuveen Connecticut Municipal Bond Fund (formerly the Nuveen Flagship Connecticut Municipal Bond Fund, and formerly the Flagship Connecticut Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Massachusetts Municipal Bond Fund (formerly the Nuveen Massachusetts Tax-Free Value Fund, a series of the Nuveen Tax-Free Bond Fund, Inc.); and the Nuveen Massachusetts Insured Municipal Bond Fund (formerly the Nuveen Massachusetts Insured Tax-Free Value Fund, a series of the Nuveen Insured Tax-Free Bond Fund, Inc.). The Nuveen California Intermediate Municipal Bond Fund (formerly the Nuveen Flagship California Intermediate Municipal Bond Fund) has also been organized as a series of the Trust, but has issued no shares to date. Certain matters under the 1940 Act that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations that are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations that, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments, as described below, from which income may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those non-appropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate, which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified short-term municipal bond index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other index or other instrument inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on conventional fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non- fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Insurance

   Each insured Municipal Obligation held by the Nuveen New York Insured Municipal Bond Fund, the Nuveen California Insured Municipal Bond Fund, and the Nuveen Massachusetts Insured Municipal Bond Fund (the "Insured Funds") will either be (1) covered by an insurance policy applicable to a specific security and obtained by the issuer of the security or a third party at the time of original issuance ("Original Issue Insurance"), (2) covered by an insurance policy applicable to a specific security and obtained by the Fund or a third party subsequent to the time of original issuance ("Secondary Market Insurance"), or (3) covered by a master municipal insurance policy purchased by the Funds ("Portfolio Insurance"). The Insured Funds do not currently maintain a policy of Portfolio Insurance. The Insured Funds may in the future obtain policies of Portfolio Insurance, depending on the availability of such policies on terms favorable to the Fund. However, the Insured Funds may determine not to obtain such policies and to emphasize investments in Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance. In any event, the Insured Funds will only obtain policies of Portfolio Insurance issued by insurers whose claims-paying ability is rated Aaa by Moody's or AAA by S&P or Fitch. Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are themselves typically assigned a rating of Aaa or AAA, as the case may be, by virtue of the Aaa or AAA claims-paying ability of the insurer and would generally be assigned a lower rating if the ratings were based primarily upon the credit characteristics of the issuer without regard to the insurance feature. By way or contrast, the ratings, if any, assigned to Municipal Obligations insured under Portfolio Insurance will be based primarily upon the credit characteristics of the issuers without regard to the insurance feature, and will generally carry a rating that is below Aaa or AAA. While in the portfolio of a Fund, however, a Municipal Obligation backed by Portfolio Insurance will effectively be of the same quality as a Municipal Obligation issued by an issuer of comparable credit characteristics that is backed by Original Issue Insurance or Secondary Market Insurance.

   The Insured Funds' policy of investing in Municipal Obligations insured by insurers whose claims-paying ability is rated Aaa or AAA will apply only at the time of the purchase of a security, and a Fund will not be required to dispose of securities in the event Moody's, S&P or Fitch, as the case may be, downgrades its assessment of the claims-paying ability of a particular insurer or the credit characteristics of a particular issuer. In this connection, it should be noted that in the event Moody's, S&P or Fitch should downgrade its assessment of the claims-paying ability of a particular insurer, it could also be expected to downgrade the ratings assigned to Municipal Obligations insured under Original Issue Insurance or Secondary Market Insurance issued by such insurer, and Municipal Obligations insured under Portfolio Insurance issued by such insurer would also be of reduced quality in the portfolio of the Fund. Moody's, S&P or Fitch continually assess the claims-paying ability of insurers and the credit characteristics of issuers, and there can be no assurance that they will not downgrade their assessments subsequent to the time a Fund purchases securities.

   In addition to insured Municipal Obligations, a Fund may invest in Municipal Obligations that are entitled to the benefit of an escrow or trust account that contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, Municipal Obligations that have been (1) advance refunded where the proceeds of the refunding have been used to purchase U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on the Municipal Obligations, and (2) issued under state or local housing finance programs that use the issuance proceeds to fund mortgages that are then exchanged for U.S. Government or U.S. Government agency securities and deposited with a trustee as security for the Municipal Obligations. These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency securities. Collateralized obligations will not constitute more than 20% of a Fund's assets.

   Each insured Municipal Obligation in which a Fund invests will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. There is no limitation on the percentage of a Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

   Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of Municipal Obligations by the issuer thereof or a third party in conjunction with the original issuance of such Municipal Obligations. Under such insurance, the insurer unconditionally guarantees to the holder of the Municipal Obligation the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments guaranteed may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the Municipal Obligation issuers or from any other source. Original Issue Insurance does not guarantee payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control Municipal Obligations), the value of the shares of the Fund, the market value of Municipal Obligations, or payments of any tender purchase price upon the tender of the Municipal Obligations. Original Issue Insurance also does not insure against nonpayment of principal of or interest on Municipal Obligations resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

   In the event that interest on or principal of a Municipal Obligation covered by insurance is due for payment but is unpaid by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any Municipal Obligations, the insurer shall succeed to the rights of a Fund with respect to such payment.

   Original Issue Insurance remains in effect as long as the Municipal Obligations covered thereby remain outstanding and the insurer remains in business, regardless of whether a Fund ultimately disposes of such Municipal Obligations. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the Municipal Obligations so insured, but the exact effect, if any, of this insurance on such market value generally cannot be estimated.

   Secondary Market Insurance. Subsequent to the time of original issuance of a Municipal Obligation, a Fund or a third party may, upon the payment of a single premium, purchase insurance on such Municipal Obligation. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and remains in effect as long as the Municipal Obligation covered thereby remain outstanding, the holder of such Municipal Obligation does not voluntarily relinquish the Secondary Market Insurance and the insurer remains in business, regardless of whether the Fund ultimately disposes of such Municipal Obligation.

   One of the purposes of acquiring Secondary Market Insurance with respect to a particular Municipal Obligation would be to enable a Fund to enhance the value of such Municipal Obligation. A Fund, for example, might seek to purchase a particular Municipal Obligation and obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the market value of such Municipal Obligation, as insured, would exceed the current value of the Municipal Obligation without insurance plus the cost of the Secondary Market Insurance. Similarly, if a Fund owns but wishes to sell a Municipal Obligation that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of Nuveen Advisory, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

   Portfolio Insurance. Portfolio Insurance guarantees the payment of principal and interest on specified eligible Municipal Obligations purchased by a Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal Obligations insured under one Portfolio Insurance policy would generally not be insured under any other policy purchased by a Fund. A Municipal Obligation is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of a Fund.

   If a Municipal Obligation is already covered by Original Issue Insurance or Secondary Market Insurance from an insurer whose claims-paying ability is rated Aaa or AAA, then such Municipal Obligation is not required to be additionally insured under any policy of Portfolio Insurance that an Insured Fund may purchase. All premiums respecting Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

   Portfolio Insurance policies are effective only as to Municipal Obligations owned by and held by a Fund, and do not cover Municipal Obligations for which the contract for purchase fails. A "when-issued" Municipal Obligation will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" Municipal Obligation. In determining whether to insure Municipal Obligations held by a Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of Municipal Obligations. See "Original Issue Insurance" above.

   Each Portfolio Insurance policy will be non-cancelable and will remain in effect so long as an Insured Fund is in existence, the Municipal Obligations covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer will generally reserve the right at any time upon 90 days' written notice to a Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees will generally reserve the right to terminate each policy upon seven days' written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

   Each Portfolio Insurance policy will terminate as to any Municipal Obligation that has been redeemed from or sold by a Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such Municipal Obligation, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such Municipal Obligation, the policy will terminate as to such Municipal Obligation on the business day immediately following such payment date. Each policy will terminate as to all Municipal Obligations covered thereby on the date on which the last of the covered Municipal Obligations mature, are redeemed or are sold by a Fund.

   One or more policies of Portfolio Insurance may provide a Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a Municipal Obligation that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such Municipal Obligation. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a Municipal Obligation only if, in the opinion of Nuveen Advisory, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance.

   The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment or principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

   Each Insured Fund generally intends to retain any insured securities covered by Portfolio Insurance that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated BBB) that are not in default. In certain circumstances, however, Nuveen Advisory may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and either its par value or the market value of securities of a similar nature that are not in default or in significant risk of default, is more appropriate. Except as described above with respect to securities covered by Portfolio Insurance that are in default or subject to significant risk of default, the Funds will not place any value on the insurance in valuing the Municipal Obligations that it holds.

   Because each Portfolio Insurance policy will terminate as to Municipal Obligations sold by a Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by a Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance generally will remain in effect as long as Municipal Obligations covered thereby are outstanding, such insurance may enhance the marketability of such securities, even when such securities are in default or in significant risk of default, but the exact effect, if any, on marketability cannot be estimated. Accordingly, the Funds may determine to retain or, alternatively, to sell Municipal Obligations covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

   The portfolio turnover rates for the 2003 and 2004 fiscal year-ends of the Funds were:

                                                            FISCAL YEAR
                                                            2003  2004
                                                            ----  ----
           Nuveen California Municipal Bond Fund...........  25%   28%
           Nuveen California Insured Municipal Bond Fund...  25    14
           Nuveen Connecticut Municipal Bond Fund..........  19     8
           Nuveen Massachusetts Municipal Bond Fund........  14    22
           Nuveen Massachusetts Insured Municipal Bond Fund  18    36
           Nuveen New Jersey Municipal Bond Fund...........   6    17
           Nuveen New York Municipal Bond Fund.............  23    12
           Nuveen New York Insured Municipal Bond Fund.....  21    10

When-Issued or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be designated or segregated by the Custodian specifically for the settlement of such commitments, if necessary. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Special Considerations Relating to Municipal Obligations of Designated States

   As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest substantially all of its assets (at least 80%) in Municipal Obligations that are exempt from both regular federal and state income taxes, generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states, as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to California

   Except to the extent the California Municipal Bond Fund and the California Insured Municipal Bond Fund (the "California Funds") invest in temporary investments, the California Funds will invest substantially all of their assets in California Municipal Obligations. The California Funds are therefore susceptible to political, economic or regulatory factors affecting issuers of California Municipal Obligations. These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters that are described below. The following information provides only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various state and local agencies in California or contained in official statements for various California Municipal Obligations.

   California's credit outlook has improved recently, however, it still maintains the lowest credit ratings of any state in the U.S. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Economic Overview
   California's economy, the largest in the nation, has been showing increasing signs of an economic recovery. The State's unemployment rate has declined to 6.2% in May 2004 from 6.8% in May 2003, compared to the national rate of 5.6% in May 2004. California's per capita income was $33,749 in 2003 compared to the national average of $31,632. In May 2004, California added 23,600 jobs - non-farm payroll employment was up 110,200 over the level of May 2003, a 0.8% increase.

   Other economic indicators, such as personal income growth, are stronger statewide than at the national level. California personal income grew 4.5% in the first quarter of 2004 over the prior year. Personal income growth has consistently outpaced that of the nation since the second quarter of 2002. The State's budget situation benefits from this growth, since personal income taxes represent approximately 48% of general fund revenues.

Constitutional Limitations on Taxes, Other Charges and Appropriations
   Limitation on Property Taxes. Certain California Municipal Obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as Proposition 13. Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

   Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

   Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit. It also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed a non-voter approved levy of "general taxes" that were not dedicated to a specific use.

   Limitation on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

   Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax that was imposed, extended or increased without voter approval after December 31, 1994, must be approved by a majority vote within two years.

   Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges," defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges that generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

   In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

   The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters and it is not possible at this time to predict with certainty the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments and, for this reason, some ratings of California cities and counties have been, and others may be, reduced.

   Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most state subventions to local governments. No limit is imposed on appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

   Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

   The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

   "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.1 billion, which was returned to taxpayers. Since that year, appropriations subject to limitation have been under the State limit. State appropriations were $4 billion under the limit for fiscal year 1997-98.

   Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California
   Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the general fund after support of the public school system and public institutions of higher education. As of June 30, 2003, the State had outstanding approximately $29.6 billion of long-term general obligation bonds, and $6.7 billion of lease-purchase debt supported by the State's general fund.

Recall of Governor Davis
   On October 7, 2003, California voters removed Governor Gray Davis from office in a recall election and replaced him with actor Arnold Schwarzenegger, who assumed the Governor's office on November 17, 2003. Among Schwarzenegger's many campaign promises was the elimination of the budget deficit. After being elected, he successfully had the state legislature approve Propositions 57 and 58 for a voter referendum. These initiatives provided for, among other things, the issuance of $15 billion in Economic Recovery Bonds ("ERBs"), which would facilitate the payoff of $14 billion in Revenues Anticipation Notes and Warrants due in June 2004.

   Voters approved these referendums on March 2, 2004. Approximately $11 billion of the ERBs have been issued and the remaining portion will likely be issued at some undisclosed future date. The result of the issuance of the bonds has been to alleviate short-term liquidity stress on the State, which had contributed to previous credit downgrades.

Recent Financial Results
   General. Throughout the 1980's, the State's spending increased rapidly as its population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest state program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted, which (subject to suspension by a two-thirds vote of the legislature and the governor) guarantees local school districts and community college districts a minimum share of general fund revenues (currently about 40%).

   The principal sources of general fund revenues during fiscal year 2003 were the California personal income tax (49% of total revenues), the sales and use tax (34%), and bank and corporation taxes (10%). The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from general fund revenues, as a reserve to meet cash needs of the general fund, but which is required to be replenished as soon as sufficient revenues are available.

   Due to the accumulated effect of over-spending in fiscal years 2002 and 2003 and the impact of rapidly declining revenues caused primarily by the stock market's decline, the State ended fiscal year 2003 with a general fund balance of -$13.4 billion, or -20% of fiscal year 2003 revenues. This, along with a lack of appropriate measures to address the fiscal imbalance in fiscal year 2004 and an inadequate cash position, contributed to credit downgrades by the rating agencies in the second half of calendar year 2003. See Bond Ratings below.

   Fiscal year 2004 had not ended prior to the printing of this Statement of Additional Information, however, the State expects to end the year with a $2.8 billion general fund balance on a budgetary basis, due largely to the issuance of approximately $11 billion in ERBs.

   Fiscal 2005 Budget. Governor Schwarzenegger's fiscal 2005 budget addressed a projected $14 billion budget deficit through a combination of expenditure cuts, fund shifts, expenditure deferrals and borrowing. His solutions, which still must be approved by the state legislature before being enacted, do not fully resolve the structural budget deficit. The non-partisan state Legislative Analyst's Office projects that an approximate $6 billion deficit will reappear in fiscal year 2006 and an $8 billion deficit in 2007 if no action is taken.

   The Governor's fiscal 2005 budget proposes $76.7 billion in revenues and transfers compared to $77.6 billion in expenditures. The State expects to begin the fiscal year with a $2.8 billion general fund balance and end the year with a $1.9 billion balance.

Bond Ratings
   The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels that had existed prior to the recession. In December 2002, S&P and Fitch downgraded the State's ratings from A+ to A and from AA to A, respectively. S&P changed its outlook to stable from negative at the same time, while Fitch maintained its negative outlook. The downgrades resulted from Governor Davis' announcement of a higher projected combined budget deficit of $35 billion for fiscal years 2003 and 2004. In February 2003, Moody's downgraded the State to A2 from A1, while moving its outlook from negative to stable. The State's lack of progress in addressing its large, projected budget deficit was cited by Moody's as the reason for the downgrade. Moody's also noted that its new rating reflected the possibility that the State might not resolve its structural operating deficit in fiscal year 2004. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the California Funds invest. Furthermore, it cannot be assumed that California will maintain its current credit ratings.

   In July 2003, the State struggled to develop a fiscal 2004 budget and consequently faced imminent cash flow shortages. As a result, and due to the likelihood that an eventual budget would not adequately address the structural budget deficit, S&P downgraded the State's credit rating to "BBB" with a stable outlook.

   In December 2003, Moody's downgraded the State's rating to Baa1 with a negative outlook and Fitch downgraded it to "BBB" with a negative outlook. These downgrades resulted from the apparent low probability, at the time, of the legislature approving Governor Schwarzenegger's Propositions 57 and 58, which were to provide for the issuance of the ERBs.

   Shortly after these downgrades, the Governor was able to come to an agreement with the legislature and the Propositions were approved for the ballot. After voters approved the propositions on March 2, 2004, S&P moved its outlook to positive while maintaining the rating at "BBB."

   Moody's upgraded the State's rating to "A3" with a positive outlook on May 21, 2004 as a result of the improved cash situation, strengthening economy and increasing prospects for progress in reducing the structural deficit.

Legal Proceedings
   The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions that would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include the property tax shift from counties to school districts, the Controller's ability to make payments within a State budget, and various other issues. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers of California Municipal Obligations
   There are a number of agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

   State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the legislature enacted measures to provide for the redistribution of the State's general fund surplus to local agencies, the reallocation of certain State revenues to local agencies, and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's general fund was budgeted at approximately 75% of general fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State general fund support for school districts, the 1992-1993 and 1993-1994 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 "bailout" aid. Local governments have in return received greater revenues and flexibility to operate health and welfare programs. To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties.

   Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were to be enacted by June 1997, in order to comply with federal welfare reform law. It is not yet known what the overall impact will be on local government finances.

   Assessment Bonds. California Municipal Obligations, which are assessment bonds, may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land that is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

   California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Litigation is brought from time to time that challenges the constitutionality of such lease arrangements.

Other Considerations
   The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by healthcare and hospital revenues may be affected by changes in state regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

   Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB and only resumed such ratings on a selective basis.

   Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity that increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

   The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced that would modify existing taxes, or other revenue-raising measures, or that would further limit or, alternatively, increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Municipal Obligations in which the California Funds may invest, future allocations of state revenues to local governments, or the abilities of state or local governments, to pay the interest on, or repay the principal of, such California Municipal Obligations.

   Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. The federal government provided more than $13 billion in aid for both earthquakes and neither event is expected to have any long-term negative economic impact. Any California Municipal Obligation in the California Funds could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates, (ii) an insurer to perform on its contracts of insurance in the event of widespread losses, or (iii) the federal or state government to appropriate sufficient funds within its respective budget limitations.


Factors Pertaining to Connecticut [To be updated by amendment]


   Except to the extent the Connecticut Municipal Bond Fund (the "Connecticut Fund") invests in temporary investments, the Connecticut Fund will invest substantially all of its net assets in Connecticut Municipal Obligations. The Connecticut Fund is therefore susceptible to political, economic or regulatory factors affecting issuers of Connecticut Municipal Obligations. The following briefly summarizes the current financial situation of the State of Connecticut. It is derived from sources that are generally available to investors and is based in part on information obtained from various agencies in Connecticut. No independent verification has been made of the accuracy or completeness of the following information. There can be no assurance that current or future state or regional economic difficulties, and the resulting impact on state or local government finances generally, will not adversely affect the market value of Connecticut Municipal Obligations in the Connecticut Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

   Economy. Connecticut's economy is emerging from recession with employment stabilizing in the manufacturing sector after six years of contraction and the recovery of the financial market and tech industry. Defense spending is growing faster than expected with Connecticut drawing over $8 billion in defense contracts in 2003, second only to the Pentagon in Virginia. The State's fiscal economy is showing improvement, as well, after two years of recession in which state tax revenues dropped sharply, depleting reserves and contributing to a substantial budget shortfall. Revenues have improved a solid 8.4% for fiscal year 2004 from the prior year, led by a 19% increase in income tax collections. The State is now expecting to end the year with a small $51.1 million operating surplus. Debt per capita is the highest in the nation and is expected to remain high due to a substantial additional amount of planned bond issuance going forward.

   Connecticut residents earn well above the national average with a per capita income of $43,173, which is approximately 136% of the national average of $31,632. Connecticut's average unemployment rate in May 2004 was 4.6% compared to the national average of 5.6% in May 2004 and the State's 5.4% average in May 2003.

   Scandal in the Governor's office forced resignation of three-term governor, John Rowland, a Republican. Rowland announced he would officially step down as governor on July 1, facing corruption allegations and a special state legislative panel considering impeachment. Lieutenant Governor Jodi Rell, also a Republican, will replace Rowland on that date and complete the remainder of the current term, which concludes in January 2007. Moody's reports that it does not expect the transition to have any immediate impact on state credit fundamentals.

   Litigation. The State, its units, and employees are parties to several legal proceedings that may normally occur in government operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of state and federal laws. There are several legal proceedings in which the State is involved that may be adversely decided against the State. It is unknown what effect, if any, these adverse decisions may have on future state expenditures or revenue sources.

   Ratings. As of June 21, 2004, Connecticut's general obligation debt carried ratings of AA by S&P, Aa3 by Moody's, and AA by Fitch. Moody's downgraded to Aa3 from Aa2 on July 2, 2003, having revised the outlook to WatchList Negative from Negative on February 5, 2003. S&P revised the outlook to Stable from Negative on September 26, 2003. Both S&P and Moody's Stable outlooks reflect the expectation that the State will continue to make appropriate adjustments to achieve structural budget balance in the event the economic recovery falls short of expectations. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Connecticut Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

   Other Issuers of Connecticut Obligations. There are a number of agencies, instrumentalities and political subdivisions of the State of Connecticut that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State of Connecticut. The brief summary above does not address, nor does it attempt to address, any difficulties and the financial situations of those other issuers of Connecticut Municipal Obligations.


Factors Pertaining to Massachusetts [To be updated by amendment]


   Except to the extent the Massachusetts Municipal Bond Fund and the Massachusetts Insured Municipal Bond Fund (the "Massachusetts Funds") invest in temporary investments, the Massachusetts Funds will invest substantially all of their net assets in Massachusetts Municipal Obligations. The Massachusetts Funds are therefore susceptible to political, economic or regulatory factors affecting issuers of Massachusetts Municipal Obligations. Without intending to be complete, the following briefly summarizes the current financial situation, as well as some of the complex factors affecting the financial situation, in the Commonwealth of Massachusetts. It is derived from sources that are generally available to investors and is based in part on information obtained from various agencies in Massachusetts. No independent verification has been made of the accuracy or completeness of the following information. There can be no assurance that current or future state or regional economic difficulties, and the resulting impact on the Commonwealth or local government finances generally, will not adversely affect the market value of Massachusetts Municipal Obligations in the Massachusetts Funds or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

   Economy. The Massachusetts economy, like the national economy, is finally moving from recession to recovery and is expected to continue to improve in the second half of 2004. The robust employment growth the Commonwealth enjoyed throughout the late 1990's has subsided, but job creation is beginning to strengthen driven by high technology recovery, expansion in the biotech industry, and financial market recovery. Defense continues to play an important role, attracting $6.8 billion in defense contracts in fiscal 2003. Unemployment remains below the national average, registering 5.2% in May 2004 versus the national rate of 5.6% for the same month, and below the May 2003 state level of 5.8%. Per capita income levels remained high at approximately $39,815 in 2003, placing Massachusetts third among the states. Debt levels are among the highest in the nation on a per capita basis, as well, but are manageable in relation to the Commonwealth's above average income levels. With the Central Artery Project yet to be completed, debt continues to be a credit concern, albeit as construction winds down, the possibility of additional cost overruns is greatly diminished.

   The Massachusetts economy is fairly concentrated in the eastern portion of the Commonwealth, with more than 50% of its total population residing in the metropolitan Boston area. While many of the communities in the eastern portion of the State benefited from the economic expansion of the 1990's, several areas outside the metropolitan Boston region did not participate as fully and continue to be hampered by higher unemployment, lower per capita income, and stagnant property values.

   Central Artery/Tunnel Project. Massachusetts' budget for completion of the Central Artery/Tunnel Project (also referred to as the "Big Dig") is $14.6 billion, including about $335 million for contingencies. Federal dollars for the project are capped at $8.5 billion. In 1983, construction began on the project and involved the depression and widening of Boston's Central Artery (Interstate 93), which connects the city's downtown area to the City of Cambridge. In addition, the project included the widening of the Ted Williams Tunnel, which connects Boston's downtown area to Logan International Airport and other points. The I-90 extension to the Ted Williams Tunnel and the East Boston/Logan Airport lanes of I-93 opened in 2003 and are reported to be operating smoothly. Current projected opening dates include complete southbound lane openings of I-93 by February 2005 and substantial completion of the entire project by May 2005. As of December 31, 2003, construction was approximately 92% complete.

   Recent Financial Results. State tax receipts are encouraging for fiscal 2004, increasing after a three-year slump. In March 2004, fiscal year-to-date revenues were up 4.2% reflecting legislative changes on corporate taxes and increased personal income taxes. The upturn in state revenues also suggests that job numbers may continue to improve in the coming months.

   2005 Fiscal Year Budget. House and Senate budget negotiators reached accord on Governor Mitt Romney's $24 billion fiscal 2005 budget plan on June 15, 2004. The budget eliminates a $1.5 billion shortfall, but does not include a broad-based tax increase. It is the first budget in several years that does not include severe cuts in popular programs and services, but does contain some modest spending increases in education, human services and criminal justice, and draws down about $670 million from rainy-day reserves. The full House and Senate still must approve the budget compromise, and Romney has the power to veto all or part of the measure. The new fiscal year begins July 1, and Romney and legislators are confident that a final budget plan will be in place by then.

   Debt Ratings. As of June 21, 2004, Moody's maintained its Aa2/Negative outlook reflecting the Commonwealth's high debt burden and slower pace of economic recovery. S&P and Fitch maintained their AA- ratings on the Commonwealth's general obligation debt. S&P's outlook remains Stable and reflects the anticipation that the Commonwealth will continue to balance operations on an ongoing basis and that reserves will be rebuilt. The major rating agencies also affirmed their Aa2, AA, and AA- ratings on the City of Boston's general obligation debt. These ratings reflect the Commonwealth's and City of Boston's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Massachusetts Funds may invest. Furthermore, it cannot be assumed that the City of Boston or the Commonwealth will maintain its current credit ratings.

   Cost overruns associated with the Big Dig, as well as the residual effects of the September 11, 2001 terrorist attacks, have affected the credit ratings of the entities that share the cost burden of the Project, including the Massachusetts Turnpike Authority ("MTA") and the Massachusetts Port Authority ("MassPort"). The MTA has been overseeing the $14.6 billion Big Dig and assuming operations and maintenance responsibility for the system once the pieces of the project have been completed.

Moody's downgraded the MTA's Metropolitan Highway System Senior Lien Bonds from A2 to A3 on January 23, 2003, citing concerns regarding deferrals of proposed rate increases during a period in which MTA is experiencing traffic and revenue declines and increased security costs as a result of the terrorist attacks. Fitch downgraded its ratings from A to BBB+ on October 23, 2002, citing similar concerns. In the weeks immediately following the terrorist attacks, Moody's maintained its Aa3 rating on MassPort's outstanding debt obligations but revised its outlook to "negative" from "stable," citing expectations that MassPort would continue to face financial pressures due to its substantial exposure to Logan International Airport. Fitch downgraded its ratings on MassPort's debt obligations from AA to AA-, and Standard & Poor's lowered its ratings from AA- to A+, both citing a number of the same concerns. These ratings reflect the credit quality of MTA and Massport only and do not indicate the creditworthiness of other tax-exempt securities in which the Massachusetts Funds may invest. Furthermore, there can be no assurance that these entities will maintain their current credit ratings.

   A major initiative proposed by the Senate and approved by Governor Romney and the House would merge three divisions under the Transportation Office - roadways, transit, and airports and ports. The MTA would merge with the Massachusetts Highway Department and with Massport among other related authorities. Currently, major decisions about capital projects are made piecemeal - the Big Dig was an exception - rather than in a comprehensive way. The reforms proposed by the Senate are expected achieve savings and eliminate inefficiency by reducing overlap and through integrated transportation planning that might attract better financing and project management.

   In the late 1980's and early 1990's, the Commonwealth and certain of its public bodies and municipalities faced serious financial difficulties that affected the credit standing and borrowing abilities of Massachusetts and its respective entities and may have contributed to higher interest rates on debt obligations. While many of the financial and economic challenges are being addressed, difficulties could arise again in the future. Such financial difficulties could result in declines in the market values of, or default on, existing obligations including Massachusetts Municipal Obligations in the Massachusetts Funds. Should there be during the term of the Massachusetts Funds a financial crisis relating to Massachusetts, its public bodies or municipalities, the market value and marketability of all outstanding bonds issued by the Commonwealth and its public authorities or municipalities including the Massachusetts Municipal Obligations in the Massachusetts Funds and interest income to the Massachusetts Funds could be adversely affected.

   Total Bond and Note Liabilities. The total general obligation bond indebtedness of the Commonwealth (including Dedicated Income Tax Debt and Special Obligation Debt) as of June 30, 2003 was approximately $30 billion.

   Certain Liabilities. Among the material future liabilities of the Commonwealth are significant unfunded general liabilities of its retirement systems and a program to fund such liabilities. Starting in 1978, the Commonwealth began assuming full financial responsibility for all costs of the administration of justice within the Commonwealth. The Commonwealth continues its demands to raise aggregate aid to cities, towns, schools and other districts and transit authorities above current levels. In addition, Medicaid expenditures have increased each year since the program was initiated. The Commonwealth has signed consent decrees to continue improving mental health care and programs for the mentally retarded in order to meet federal standards, including those governing receipt of federal reimbursements under various programs, and the parties in those cases have worked cooperatively to resolve the disputed issues.

   As a result of comprehensive legislation approved in January 1988, the Commonwealth is required to fund future pension liabilities currently and to amortize the Commonwealth's unfunded liabilities over 30 years. In April 2002, the acting governor and legislative leaders agreed to a new schedule that would extend amortization of the unfunded pension liability from June 2018 to June 2023.

   Litigation. The Commonwealth is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the Commonwealth arising from alleged torts, alleged breaches of contracts, environmental disputes, and other alleged violations of state and federal laws. Adverse judgments in these matters generally could result in the expenditure of the Commonwealth's funds. However, the Commonwealth is unable to estimate its total exposure to these claims.

   Tax Limitation Measures. The Commonwealth and its cities and towns operate under certain revenue-raising limitations. Proposition 21/2, which was passed by voters in 1980, restricts the annual increase in property taxes levied by cities and towns to 2.5% of the prior fiscal year's tax levy plus 2.5% of the value of new properties and significant improvements to property. Limits on state tax revenues were approved by voters in 1986. While the Commonwealth and most of its municipalities have managed within these constraints in recent years, these limitations could reduce financial flexibility in the future under different economic conditions.

   Other Issuers of Massachusetts Obligations. There are a number of agencies, instrumentalities and political subdivisions of the Commonwealth that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the Commonwealth. The brief summary above does not address, nor does it attempt to address, any difficulties and the financial situations of those other issuers of Massachusetts Municipal Obligations.


Factors Pertaining to New Jersey [To be updated by amendment]


   Except to the extent the New Jersey Municipal Bond Fund (the "New Jersey Fund") invests in temporary investments, the New Jersey Fund will invest substantially all of its assets in New Jersey Municipal Obligations. The New Jersey Fund is therefore susceptible to political, economic or regulatory factors affecting New Jersey and governmental bodies within New Jersey. The following information provides only a brief summary of the complex factors affecting the financial situation in New Jersey and is derived from sources that are generally available to investors and believed to be accurate. It is based in part on information obtained from various state and local agencies in New Jersey or contained in official statements for various New Jersey Municipal Obligations. There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on state or local government finances generally, will not adversely affect the market value of New Jersey Municipal Obligations in the New Jersey Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

   Economy. The New Jersey economy, like the national economy, is emerging from recession. New Jersey recorded a 4.9% unemployment rate in May 2004, lower than the national rate of 5.6% for the same month. This is down from a recent high of 6.1% for the State recorded in July 2003. Finance, services and wholesale trade are displaying growth, while weakness in manufacturing continues. New Jersey remains one of the country's wealthiest states, ranking second among the states in per capita income at $40,427 in 2003. This figure represents 128% of the national average of $31,632

   Recent Financial Results. New Jersey, like many states, has struggled with tax receipts failing to meet projections. The fiscal year 2003 budget addressed a projected $6 billion shortfall through

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expenditure reductions and by raising cigarette taxes, restructuring corporate income taxes, and borrowing against tobacco settlement proceeds. Fiscal year 2004's projected deficit of $5 billion was closed with an increase in cigarette taxes (up 55 cents a pack to $2.05 a pack, the highest in the nation), as well as increases in hotel and casino taxes. Also, $1.5 billion of tobacco settlement securitization was utilized.

   2005 Fiscal Year Budget. On February 23, 2004, the Governor released his budget proposal for fiscal year 2005. It calls for spending of $26.3 billion and includes numerous tax hikes, including an income tax hike on residents earning in excess of $500,000 annually and another cigarette tax hike. It also proposes borrowing in excess of $1.5 billion to fund current operations. As of June 22, 2004, the budget had not yet passed, but was expected to shortly.

   Debt Levels. State debt levels in New Jersey have increased by 60% since 1996. Most of this growth has occurred in appropriation-backed debt issued by various state agencies. According to a 2003 Moody's report, New Jersey ranked fourth nationwide in net tax-supported debt per capita at $2,110 (Moody's median: $838) and fourth in total gross tax supported debt at $20.7 billion.

   Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, environmental disputes, disputes arising from the alleged disposal of hazardous waste, and other alleged violations of state and federal laws. Adverse judgments in these matters generally could result in the expenditure of state funds. However, the State is unable to estimate its total exposure to these claims.

   In October 1997, the Supreme Court declined to hear appeals regarding the unconstitutionality of the State's flow control legislation and thus opened the State's solid waste market to competition. New Jersey's solid waste facilities have approximately $1.5 billion of debt outstanding and have faced rating downgrades since 1996 as a result of the federal court ruling that the State's flow control legislation was illegal. The State has taken several actions in order to help New Jersey counties raise more money to pay off their debt, including the imposition of an environmental investment charge on either trash haulers or businesses or residences that generate the trash.

   Various New Jersey solid waste issuers have encountered financial difficulty in meeting debt service obligations in recent years. Although the State has intervened somewhat by creating an emergency reserve for financially distressed solid waste issuers, concerns surrounding the overall fiscal health of the solid waste sector remain.

   On December 28, 2000, a suit was filed (the Lonegan Case) challenging the constitutionality of various state statutes that authorize various state authorities and instrumentalities to issue bonds payable by annual appropriations under a contract with such authority or instrumentality. Following several appeals, the New Jersey Supreme Court rendered an opinion in favor of the State on April 9, 2003, upholding the legality of appropriation-backed debt.

   Debt Ratings. In March 2002, Moody's downgraded New Jersey's general obligation bonds to Aa2 from Aa1, citing "the dramatic negative effect of the depressed stock market and weakened financial services industry on the State's revenues and overall financial plan." On March 10, 2004, Moody's placed the State's Aa2 rating on its Watchlist for a possible downgrade, citing the recurring structural imbalance in the State's budget. In May 2002, Fitch downgraded its rating of the State to AA from AA+, citing a number of the same budget concerns. On June 4, 2002, S&P downgraded its rating on the State's general obligation debt from AA+ to AA, citing rapid declines in state tax revenues and

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ongoing concerns regarding the State's budget imbalance. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the New Jersey Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

   Other Issuers of New Jersey Obligations. There are a number of agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State of New Jersey. The brief summary above does not address, nor does it attempt to address, any difficulties and the financial situations of those other issuers of New Jersey Municipal Obligations.


Factors Pertaining to New York [To be updated by amendment]


   Except to the extent the New York Municipal Bond Fund and the New York Insured Municipal Bond Fund (the "New York Funds") invest in temporary investments, the New York Funds will invest substantially all of their assets in New York Municipal Obligations. The New York Funds are therefore susceptible to political, economic or regulatory factors affecting the State of New York and governmental bodies within the State. Some of the more significant events and conditions relating to the financial situation in New York are summarized below. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and believed to be accurate. It is based on information drawn from official statements and prospectuses issued by, and other information reported by, the State, by its various public bodies (the "Agencies"), and by other entities located within the State, including the New York City (the "City"), in connection with the issuance of their respective securities. There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on state or local government finances generally, will not adversely affect the market value of New York Municipal Obligations held in the portfolio of the New York Funds or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

   (1) The State: Due in part to the events of September 11, 2001, the downturn in the State was more severe than the economic slowdown that plagued the nation. However, the State is emerging from recession, as is the nation as a whole. For May 2004, the State recorded an unemployment rate of 5.8%, slightly above the national average of 5.6%. This is down from a recent high of 6.6% for the State, recorded in January 2004.

   Disparities between the performance of the upstate and downstate economies remain. Throughout recent years, improvement in the upstate economy has not been as pronounced as in downstate areas, like the City, because many upstate communities did not participate as fully in the economic expansion of the late 1990s.

   New York State remains one of the wealthier states in the nation. The State's 2003 per capita personal income was $36,574, which is approximately 116% of the national average of $31,632.

   Indebtedness. As of March 31, 2003, the total amount of State general obligation debt stood at $4 billion. The State's general obligation debt is voter approved. In June 1990, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. LGAC is authorized to issue up to

$4.7 billion in bonds plus amounts necessary to fund capital reserve, costs of issuance and, in certain cases, capitalized interest. LGAC has issued all of its authorization. Any issuance of bonds by LGAC in the future will be for refunding purposes only.

   Financing of capital programs by other public authorities of the State is also obtained from lease-purchase and contractual-obligation financing arrangements (nonvoter approved), the debt service for which is paid from state appropriations. As of March 31, 2003, there were $35.3 billion of such other financing arrangements outstanding and additional financings of this nature by public authorities including LGAC.

   Budget. On January 20, 2004, Governor Pataki presented his $99.8 billion proposed budget for fiscal year 2005. It addressed a potential $5.1 billion shortfall primarily through expenditure reductions, targeted tax and fee hikes, as well as some non-recurring revenue actions. As of June 22, 2004, a formal budget has not been adopted. Appropriations for payments on the State's debt obligations for fiscal year 2005 were made in a separate bill signed March 31, 2004. This is the 20/th/ consecutive year that the New York State budget has not been adopted on time.


   Debt Ratings. Moody's and Standard & Poor's have maintained their A2 and AA ratings on the State's general obligation debt. However, on May 16, 2003, Standard & Poor's changed its outlook on the State's rating to "negative" from "stable." In addition, on June 5, 2003, Fitch lowered its rating from AA to AA-, citing the structural imbalance in the State's budget. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the New York Funds may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.


   (2) The City and the Municipal Assistance Corporation ("MAC"): The City accounts for approximately 40% of the State's population and personal income. Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. Changes in the economic activity in the City, particularly employment, per capita personal income, and retail sales, may have an impact on the State.

   The tragic events of September 11, 2001, had a detrimental impact on the City's economy. Approximately 25 million square feet of prime commercial real estate in lower Manhattan was either damaged or destroyed, with more than 1,300 businesses directly harmed. The FIRE (finance, insurance, and real estate) sector was the most affected due to its concentration in the area immediately surrounding the World Trade Center ("WTC"). Tourism related industries were also severely affected by the terrorist attacks because of a substantial decline in the number of tourists visiting the City. A large number of job losses occurred in airline travel, lodging, museums, and various retail establishments throughout the City.

   Recovery, clean up, and repair efforts at the WTC site resulted in substantial expenditures by the City. However, the federal government has largely reimbursed the City for its direct costs connected to the response and remediation of the WTC site. The federal government has also committed assistance for costs such as transit improvements, road reconstruction, and grants to businesses and residents in lower Manhattan. The $21 billion assistance package also contains $5.5 billion for economic stimulus programs including expanded tax credits, increased depreciation deductions, and the authorization of tax-exempt private activity bonds in lower Manhattan. The timeframe for total disbursement of the financial commitment proposed by the President and Congress cannot be estimated.

   Following an overall improvement in the City's economy throughout the late 1990's, the City fell into recession in 2001. The tragic events of September 11 exasperated this already unfolding trend.

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

The falloff in tax revenues caused by the recession led to deficits in the City budget in fiscal years 2002, 2003, and 2004. The City responded by cutting expenditures, increasing taxes and borrowing through the Transitional Finance Authority to balance its budget. Led in part by recoveries in the financial services and tourism industries, the City's employment outlook has stabilized and is expected to end 2004 with an increase in total employment.

   In response to the City's fiscal crisis in 1975, the State took a number of steps to assist the City in returning to fiscal stability. Among other actions, the state legislature (i) created MAC to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the State Financial Control Board (the "Control Board") to review and approve the City's budgets and four-year financial plans (the financial plans also apply to certain City-related public agencies).

   Pursuant to state law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections. The City is required to submit its financial plans to review bodies, including the Control Board. If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood of the occurrence of an annual operating deficit of more than $100 million, or the loss of access to the public credit markets to satisfy the City's capital and seasonal financial requirements, the Control Board would be required by state law to exercise certain powers, including prior approval to City financial plans, proposed borrowings and certain contracts. Unless extended, the Control Board will sunset on July 1, 2008.

   The City depends on the State for aid both to enable the City to balance its budget and to meet its cash requirements. If the State experiences revenue shortfalls or spending increases beyond its projections, such developments could result in reductions in projected State aid to the City. In addition, there can be no assurance that state budgets for future fiscal years will be adopted by the April 1 statutory deadline and that there will not be adverse effects on the City's cash flow and additional City expenditures as a result of such delays.

   Indebtedness. The City and related organizations issue debt to fund capital and other improvements in the City.

   New York City General Obligation Debt. The State Constitution requires the City to pledge its full faith and credit for the payment of principal and interest on the City's term and serial bonds and guaranteed debt. The City's ability to issue general obligation debt is limited by the State Constitution to 10% of the average of five years' full valuations of taxable real estate.

   Municipal Assistance Corporation. Created in 1975, MAC is empowered to issue and sell bonds and notes and also provides certain oversight of the City's financial activities. MAC has no taxing power. All outstanding bonds issued by MAC are general obligations of MAC and do not constitute a debt of the City or the State. Neither the City, nor a creditor of the City, has any claim to MAC's revenues and assets. MAC bonds are paid from certain sales and compensating use taxes, the stock transfer tax, and certain per capita aid subject in each case to appropriation by the state legislature. Net collections of taxes and per capita aid are returned to the City by the State after MAC debt service requirements are met. MAC has issued all of its debt authorization. Any issuance of bonds by MAC in the future will be for refunding purposes only. The City expects to refinance the outstanding MAC debt with a new program secured by state sales tax revenues during fiscal year 2005.

   New York City Municipal Water Finance Authority. Established in 1985, the New York City Municipal Water Finance Authority ("MWFA") issues debt to finance the cost of capital improvements to the City's water distribution and sewage collection system. Bonds issued by the MWFA are paid from water and sewer fees and charges.

   New York City Transitional Finance Authority. The New York Transitional Finance Authority ("TFA") was created by legislative act in March 1997 ("1997 Act") to assist the City in funding its capital program. Absent creation of this authority, the City would have faced limitations on its general obligation borrowing capacity after 1998 under the State Constitution. TFA was authorized to issue debt in an aggregate principal amount of $7.5 billion. The 1997 Act was amended in June 2001 to increase the aggregate amount of authorized debt issuance to $11.5 billion. In September 2001, the 1997 Act was amended to allow TFA to issue an additional $2.5 billion in recovery bonds and notes in response to the City's financing needs after the events of September 11, 2001. TFA has no taxing power. All outstanding bonds issued by TFA are general obligations of TFA and do not constitute debt of either the City or the State. Neither the City, nor a creditor of the City, has any claim to TFA's revenues and assets. TFA bonds are secured by a primary lien on the City's personal income tax receipts as well as a secondary lien on sales tax receipts. Sales taxes are only available to TFA after such amounts required by MAC are deducted and if the amounts of personal income tax revenues fall below statutorily specified coverage levels. Net collections of taxes not required by TFA are paid to the City by TFA.

   New York City Tobacco Settlement Asset Securitization Corporation. The New York City Tobacco Settlement Asset Securitization Corporation ("TSASC") was created in November 1999 to further assist the City in funding its capital programs. TSASC is a special-purpose, bankruptcy-remote, not-for-profit corporation authorized to issue debt in an aggregate principal amount of $2.5 billion. TSASC has no taxing power. Bonds issued by TSASC are secured by Tobacco Settlement Revenues arising out of the Master Settlement Agreement between 46 states and the participating cigarette manufacturers. The program was structured such that forecasted revenues are in excess of annual debt service requirements, with the residual flowing back to the City for the financing of various capital projects. Bonds issued by TSASC are not debt of the State or the City. Furthermore, neither the revenues nor the taxing power of the State or the City is pledged towards debt service payments.

   As of June 30, 2003, the City had $29.7 billion in general obligation debt outstanding. Related City issuers--MAC, TFA, and MWFA--had $2.2 billion, $12.0 billion, and $12.7 billion in revenue bonds outstanding, respectively. As of June 30, 2003, $1.3 billion in TSASC debt remained outstanding.

   Debt Ratings. As of June 1, 2004, Moody's, S&P, and Fitch have maintained their A2, A, and A+ ratings, respectively, on the City's general obligation debt. All three agencies have restored their outlooks to "stable" from "negative", citing progress made on restoring structural balance to the City's budget. These ratings reflect the City's credit quality only and do not indicate the credit worthiness of other tax-exempt securities in which the New York Funds may invest. Furthermore, it cannot be assumed that the City will maintain its current credit ratings.

   In addition, the agencies have rated MAC obligations Aa1, AA+, and AA, respectively. TFA obligations are rated Aa2, AA+, and AA+, respectively. The credit ratings for both MAC and TFA reflect historically strong coverage levels and the fundamental strengths of both programs. Debt obligations of MWFA have been assigned ratings of Aa2, AA, and AA by the rating agencies. TSASC obligations have been assigned ratings of Baa3, BBB, and BBB, respectively, with higher ratings assigned to short and/or intermediate maturity ranges of the unique bond issue. Ratings on TSASC bonds were lowered by all three rating agencies in 2003 due to concerns about tobacco company litigation. Moody's further reduced its rating on TSASC twice in 2004 in response to the Freedom Holdings case, which challenges provisions of the tobacco Master Settlement Agreement. These ratings reflect these entities' credit quality only and do not indicate the credit worthiness of other tax-exempt securities in which the New York Funds may invest. Furthermore, it cannot be assumed that these entities will maintain their current credit ratings.

   The City is a defendant in a significant number of lawsuits and is subject to numerous claims and investigations, including, but not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a materially adverse effect upon the City's ability to carry out its financial plan. As of June 30, 2003, the City estimated its potential future liability on outstanding claims to be $4.5 billion.

   (3) The State Agencies: Certain Agencies of the State have faced substantial financial difficulties that could adversely affect the ability of such Agencies to make payments of interest on, and principal amounts of, their respective bonds. The difficulties have in certain instances caused the State (under so-called "moral obligation" provisions, which are non-binding statutory provisions for State appropriations to maintain various debt service reserve funds) to appropriate funds on behalf of the Agencies.

   Failure of the State to appropriate necessary amounts or to take other action to permit those Agencies having financial difficulties to meet their obligations could result in a default by one or more of the Agencies. Such default, if it were to occur, would likely have a significant adverse affect on investor confidence in, and therefore the market price of, obligations of the defaulting Agencies. In addition, any default in payment on any general obligation of any Agency whose bonds contain a moral obligation provision could constitute a failure of certain conditions that must be satisfied in connection with federal guarantees of City and MAC obligations and could thus jeopardize the City's long-term financing plans.

   As of March 31, 2003, the State reported that its public benefit corporations had an aggregate of $55.7 billion of outstanding debt, some of which was state-supported and state-related debt.

   (4) State Litigation: The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of state and federal laws. Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.

   Freedom Holdings, Inc. v. Spitzer. On January 6, 2004, the US 2/nd/ District Court reinstated part of Freedom Holdings, Inc. v. Spitzer, a lawsuit challenging New York State's Contraband Statutes as a violation of anti-trust law. The Contraband Statutes are an enforcement mechanism under the tobacco Master Settlement Agreement ("MSA"). Should the plaintiffs ultimately prevail, portions of the revenues that support various tobacco settlement securitizations in the State could be impacted. As a result of the reinstatement of the lawsuit, Moody's reduced its ratings on most unenhanced New York tobacco securitizations to Ba1. S&P and Fitch have not taken any rating actions at this time. No trial date has been set and the ultimate outcome of this case cannot be predicted.

   (5) Other Municipalities: Municipalities and school districts have engaged in substantial short-term and long-term borrowings. Certain localities have experienced financial problems in the past and have required additional State assistance. Such requests could occur again in the future, which could impact the State's financial position. The State does have some oversight authority over some of these

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localities. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

   Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Emergency Financial Control Board for Yonkers ("EFCB") by the State in 1984. Consequently, the State supervised the financial affairs of Yonkers by requiring that financial plans be submitted to the EFCB on an annual basis. However, in July 1998, the EFCB voted itself out of existence after the determination that Yonkers had met the financial conditions to end the emergency period.

   In December 1995, in reaction to continuing financial problems, the Troy Municipal Assistance Corp. was created, and imposed a 1996 budget plan upon the City of Troy, New York. A similar municipal assistance corporation has also been established for the City of Newburgh and is expected to remain in existence until 2004. In addition, several other cities in the State, including Utica, Rome, Schenectady, Syracuse, and Niagara Falls have faced budget deficits, as federal and state aid and local tax revenues have declined while government expenses have increased. The financial problems being experienced by the State's smaller urban centers can place additional strains upon the State's financial condition.

   Ongoing budgetary difficulties experienced by Nassau County ("Nassau") resulted in the State's appointment of National Association of Securities Dealers Chairman and CEO, Frank Zarb, as special advisor to Nassau in March 2000. Mr. Zarb, in conjunction with the State created the Nassau Interim Finance Authority ("NIFA"). NIFA serves as a temporary financing mechanism that has aided Nassau in restructuring its excessive amount of outstanding debt. The State has also covenanted to provide an estimated $100 million of transitional aid over a 5-year period, which is contingent on Nassau officials implementing budget balancing actions to address Nassau's ongoing budget difficulties. In April 2001, newly elected County Executive Thomas Suozzi unveiled a four year financial plan designed to aid Nassau regain its financial stability. The multi-year financial plan has been approved by NIFA, which will continue to monitor the County's financial progress. As a result of the implementation of the financial recovery plan, the Nassau's ratings have been upgraded several times. Moody's currently rates Nassau Baa1 and has placed it on its Watchlist for a possible upgrade. S&P has raised its ratings on Nassau from BBB- to BBB+. Fitch upgraded Nassau from BBB+ to A- in March 2004 and maintains a positive outlook.

   Fiscal difficulties experienced by the City of Buffalo resulted in the creation of the Buffalo Fiscal Stability Authority, a state control board, in July 2003. The Authority provides ongoing oversight and monitoring of financial results and debt issuance of the City. The City has submitted a four year recovery plan and expects to have structurally balanced operations by 2008. Moody's currently rates the City of Buffalo Baa3 with a negative outlook. S&P rates Buffalo BBB- with a stable outlook.

   Certain proposed federal expenditure reductions could reduce or, in some cases, eliminate federal funding of some local programs and, accordingly, might impose substantial increased expenditure requirements on affected localities to increase local revenues to sustain those expenditures.

   If the State, the City, or any of the Agencies were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State, including notes or bonds in the New York Funds, could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increasing state assistance in the future.

   (6) Other Issuers of New York Municipal Obligations: There are a number of other tax-exempt entities in the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the State.

Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value by offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge a Fund's portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments, or by entering into interest rate swap transactions or options on swaps. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the hedging instrument and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in the Fund's portfolio being hedged, or that the gain on the hedge may be less than the losses on the Fund's portfolio securities. In addition, the markets for futures, swaps and options may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the hedging transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures or swap contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to certain hedging transactions may reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable ordinary income or capital gains distributions to shareholders.

   No Fund will make any hedging investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits with respect to all currently effective hedging investments, would exceed 5% of such series' net assets. Each Fund will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to invest temporarily up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

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Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers, which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied, but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Fund will bear its proportionate share of the money market fund's fees and expenses.

   U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

   --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

   --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

   --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

      Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

      Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

      Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Fund will bear its proportionate share of the money market fund's fees and expenses.

      Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

      Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral subsequently declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Directors and Officers


   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 9, one of whom is an "interested person" (as the term is defined in the 1940 Act) and 8 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.



                                                                                          Number of
                                                                                         Portfolios
                                         Term of Office                                    in Fund       Other
                          Position(s)    and Length of                                     Complex   Directorships
    Name, Birthdate        Held with    Time Served with      Principal Occupations      Overseen by    Held by
      and Address            Funds           Trust            During Past Five Years       Trustee      Trustee
    ---------------       -----------   ----------------      ----------------------     ----------- -------------

Trustee who is an interested person of the Trust:
-------------------------------------------------
Timothy R. Schwertfeger* Chairman of   Term--Indefinite(1) Chairman (since 1999) and         154      See
3/28/49                  the Board and Length of service-- Trustee (since 1996) of the                Principal
333 West Wacker Drive    Trustee       Since 1996          funds advised by Nuveen                    Occupation
Chicago, IL 60606                                          Institutional Advisory Corp.;              description
                                                           Chairman (since 1996) and
                                                           Director of Nuveen
                                                           Investments, Inc., Nuveen
                                                           Investments, LLC, Nuveen
                                                           Advisory Corp., Nuveen
                                                           Institutional Advisory Corp.
                                                           and the funds advised by
                                                           Nuveen Advisory Corp.***;
                                                           Director (since 1996) of
                                                           Institutional Capital
                                                           Corporation; Chairman and
                                                           Director (since 1997) of
                                                           Nuveen Asset Management;
                                                           Chairman and Director of
                                                           Rittenhouse Asset
                                                           Management, Inc. (since
                                                           1999); Chairman of Nuveen
                                                           Investments Advisers, Inc.
                                                           (since 2002).

                                                                                       Number of
                                                                                      Portfolios
                                  Term of Office                                        in Fund       Other
                    Position(s)   and Length of                                         Complex   Directorships
  Name, Birthdate    Held with   Time Served with        Principal Occupations        Overseen by    Held by
    and Address        Funds          Trust              During Past Five Years         Trustee      Trustee
  ---------------   -----------  ----------------        ----------------------       ----------- -------------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

Robert P. Bremner     Trustee   Term--Indefinite(1) Private Investor and                  154      N/A
8/22/40                         Length of service-- Management Consultant.
333 West Wacker                 Since 1990
Drive
Chicago, IL 60606

Lawrence H. Brown     Trustee   Term--Indefinite(1) Retired (since 1989) as Senior        154      N/A
7/29/34                         Length of service-- Vice President of The Northern
333 West Wacker                 Since 1996          Trust Company; Director (since
Drive                                               2002) Community Advisory
Chicago, IL 60606                                   Board for Highland Park and
                                                    Highwood, United Way of the
                                                    North Shore.

Jack B. Evans         Trustee   Term--Indefinite(1) President, The Hall-Perrine           154      See
10/22/48                        Length of service-- Foundation, a private                          Principal
333 West Wacker                 Since 2003          philanthropic corporation                      Occupation
Drive                                               (since 1996); Director, Alliant                description
Chicago, IL 60606                                   Energy; Director and Vice
                                                    Chairman, United Fire &
                                                    Casualty Company; formerly,
                                                    Director, Federal Reserve Bank
                                                    of Chicago; formerly, President
                                                    and Chief Operating Officer,
                                                    SCI Financial Group, Inc., a
                                                    regional financial services firm.

William C. Hunter**   Trustee   Term--Indefinite(1) Dean and Distinguished                154      See
3/6/98                          Length of service-- Professor of Finance, School of                Principal
333 West Wacker                 Since 2004          Business at the University of                  Occupation
Drive                                               Connecticut (since 2002);                      description
Chicago, IL 60606                                   previously, Senior Vice
                                                    President and Director of
                                                    Research at the Federal
                                                    Reserve Bank of Chicago
                                                    (1995-2003); Director (since
                                                    1997), Credit Research Center
                                                    at Georgetown University;
                                                    Director of Xerox Corporation
                                                    (since 2004).

                                                                                       Number of
                                                                                      Portfolios
                                   Term of Office                                       in Fund       Other
                     Position(s)   and Length of                                        Complex   Directorships
  Name, Birthdate     Held with   Time Served with        Principal Occupations       Overseen by    Held by
    and Address         Funds          Trust              During Past Five Years        Trustee      Trustee
  ---------------    -----------  ----------------   -------------------------------- ----------- -------------

David J. Kundert**     Trustee   Term--Indefinite(1) Retired (since 2004) as              152      See
10/28/42                         Length of service-- Chairman, JPMorgan Fleming                    Principal
333 West Wacker                  Since 2005          Asset Management, President                   Occupation
Drive                                                and CEO, Banc One                             description
Chicago, IL 60606                                    Investment Advisors
                                                     Corporation, and President,
                                                     One Group Mutual Funds;
                                                     prior thereto, Executive Vice
                                                     President, Bank One
                                                     Corporation and (since 1995)
                                                     Chairman and CEO, Banc One
                                                     Investment Management
                                                     Group; Board of Regents,
                                                     Luther College; currently a
                                                     member of the American and
                                                     Wisconsin Bar Associations.

William J. Schneider   Trustee   Term--Indefinite(1) Chairman, formerly, Senior           154      N/A
9/24/44                          Length of service-- Partner and Chief Operating
333 West Wacker                  Since 1996          Officer, Miller-Valentine
Drive                                                Partners Ltd., a real estate
Chicago, IL 60606                                    investment company; formerly,
                                                     Vice President, Miller-Valentine
                                                     Realty, a construction
                                                     company; Chair, Premier
                                                     Health Partners, the not-for-
                                                     profit company of Miami
                                                     Valley Hospital; President,
                                                     Dayton Philharmonic
                                                     Orchestra; formerly, Chair,
                                                     Dayton Development
                                                     Coalition; formerly, Member,
                                                     Community Advisory Board,
                                                     National City Bank, Dayton,
                                                     Ohio and Business Advisory
                                                     Council, Cleveland Federal
                                                     Reserve Bank.

Judith M. Stockdale    Trustee   Term--Indefinite(1) Executive Director, Gaylord          154      N/A
12/29/47                         Length of service-- and Dorothy Donnelley
333 West Wacker                  Since 1996          Foundation (since 1994); prior
Drive                                                thereto, Executive Director,
Chicago, IL 60606                                    Great Lakes Protection Fund
                                                     (from 1990 to 1994).

                                                                                     Number of
                                                                                    Portfolios
                                   Term of Office                                     in Fund       Other
                     Position(s)   and Length of                                      Complex   Directorships
  Name, Birthdate     Held with   Time Served with       Principal Occupations      Overseen by    Held by
    and Address         Funds          Trust             During Past Five Years       Trustee      Trustee
  ---------------    -----------  ----------------   ------------------------------ ----------- -------------

Eugene S. Sunshine**   Trustee   Term--Indefinite(1) Senior Vice President for          154      See
1/22/50                          Length of service-- Business and Finance,                       Principal
333 West Wacker                  Since 2005          Northwestern University (since              Occupation
Drive                                                1997); Director (since 2003),               description
Chicago, IL 60606                                    Chicago Board of Options
                                                     Exchange; Director (since
                                                     2003), National Mentor
                                                     Holdings, a privately-held,
                                                     national provider of home and
                                                     community-based services;
                                                     Chairman (since 1997), Board
                                                     of Directors, Rubicon, a pure
                                                     captive insurance company
                                                     owned by Northwestern
                                                     University; Director (since
                                                     1997), Evanston Chamber of
                                                     Commerce and Evanston
                                                     Inventure, a business
                                                     development organization.

--------

  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the 1940 Act, because he is an officer and director of Nuveen Advisory.


 **Trustee Hunter was appointed to the Nuveen Funds' Board in 2004. Trustees
   Kundert and Sunshine were appointed to the Nuveen Funds' Board in 2005.


***Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.


(1)Trustees serve an indefinite term until his/her successor is elected.

                                                                                                     Number of
                                            Term of                                                 Portfolios
                                          Office and                                                  in Fund
                                           Length of                                                  Complex
  Name, Birthdate      Position(s) Held   Time Served            Principal Occupations              Overseen by
    and Address           with Fund       with Trust             During Past Five Years               Officer
  ---------------      ----------------   -----------            ----------------------             -----------

Officers of the Trust:
----------------------

Gifford R. Zimmerman Chief Administrative Term--Until Managing Director (since 2002), Assistant         154
9/9/56                 Officer            July 2005   Secretary and Associate General Counsel,
333 W. Wacker Drive                       Length of   formerly, Vice President and Assistant
Chicago, IL 60606                         Service--   General Counsel, of Nuveen Investments,
                                          Since 1996  LLC; Managing Director (since 2002),
                                                      General Counsel (since 1998) and Assistant
                                                      Secretary, formerly, Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Managing
                                                      Director (since 2002) and Assistant Secretary
                                                      and Associate General Counsel, formerly,
                                                      Vice President (since 2000) of Nuveen Asset
                                                      Management; Managing Director (since
                                                      2004) and Assistant Secretary (since 1994) of
                                                      Nuveen Investments, Inc.; Assistant
                                                      Secretary of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice President
                                                      and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General
                                                      Counsel and Assistant Secretary of
                                                      Rittenhouse Asset Management, Inc. (since
                                                      2003); Chartered Financial Analyst.

Julia L. Antonatos   Vice President       Term--Until Managing Director (since 2005), formerly          154
9/22/63                                   July 2005   Vice President (since 2002); formerly,
333 W. Wacker Drive                       Length of   Assistant Vice President (since 2000) of
Chicago, IL 60606                         Service--   Nuveen Investments, LLC.
                                          Since 2004

Michael T. Atkinson  Vice President       Term--Until Vice President (since 2002), formerly,            154
2/3/66                                    July 2005   Assistant Vice President (since 2000),
333 W. Wacker Drive                       Length of   previously, Associate of Nuveen
Chicago, IL 60606                         Service--   Investments.
                                          Since 2000

                                                                                                   Number of
                                           Term of                                                Portfolios
                                         Office and                                                 in Fund
                                          Length of                                                 Complex
   Name, Birthdate     Position(s) Held  Time Served            Principal Occupations             Overseen by
     and Address          with Funds     with Trust             During Past Five Years              Officer
   ---------------     ----------------  -----------            ----------------------            -----------

Peter H. D'Arrigo     Vice President and Term--Until Vice President of Nuveen Investments, LLC        154
11/28/67                Treasurer        July 2005   (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                      Length of   President (from 1997); Vice President and
Chicago, IL 60606                        Service--   Treasurer (since 1999) of Nuveen
                                         Since 1999  Investments, Inc.; Vice President and
                                                     Treasurer (since 1999) of Nuveen Advisory
                                                     Corp. and Nuveen Institutional Advisory
                                                     Corp.*; Vice President and Treasurer of
                                                     Nuveen Asset Management (since 2002) and
                                                     of Nuveen Investment Advisers Inc. (since
                                                     2002); Assistant Treasurer of NWQ
                                                     Investment Management Company, LLC.
                                                     (since 2002); Vice President and Treasurer
                                                     of Rittenhouse Asset Management, Inc.
                                                     (since 2003); Chartered Financial Analyst.

Jessica R. Droeger    Vice President     Term--Until Vice President (since 2002), Assistant           154
9/24/64                 and Secretary    July 2005   Secretary and Assistant General Counsel
333 W. Wacker Drive                      Length of   (since 1998) formerly, Assistant Vice
Chicago, IL 60606                        Service--   President (since 1998) of Nuveen
                                         Since 2000  Investments, LLC; Vice President (since
                                                     2002) and Assistant Secretary (since 1998)
                                                     formerly, Assistant Vice President of Nuveen
                                                     Advisory Corp.; Nuveen Institutional
                                                     Advisory Corp.* and Nuveen Asset
                                                     Management.

Lorna C. Ferguson     Vice President     Term--Until Managing Director (since 2004), formerly,        154
10/24/45                                 July 2005   Vice President of Nuveen Investments, LLC,
333 W. Wacker Drive                      Length of   Nuveen Advisory Corp.; Nuveen
Chicago, IL 60606                        Service--   Institutional Advisory Corp.* and Nuveen
                                         Since 1998  Asset Management

William M. Fitzgerald Vice President     Term--Until Managing Director (since 2002), formerly,        154
3/2/64                                   July 2005   Vice President of Nuveen Investments;
333 W. Wacker Drive                      Length of   Managing Director (since 1997), of Nuveen
Chicago, IL 60606                        Service--   Advisory Corp. and Nuveen Institutional
                                         Since 1997  Advisory Corp.*; Managing Director of
                                                     Nuveen Asset Management (since 2001);
                                                     Vice President of Nuveen Investments
                                                     Advisers Inc. (since 2002); Chartered
                                                     Financial Analyst.

                                                                                                        Number of
                                                 Term of                                               Portfolios
                                               Office and                                                in Fund
                                                Length of                                                Complex
   Name, Birthdate        Position(s) Held     Time Served           Principal Occupations             Overseen by
     and Address             with Funds        with Trust            During Past Five Years              Officer
   ---------------        ----------------     -----------           ----------------------            -----------

Stephen D. Foy        Vice President and       Term--Until Vice President (since 1993) and Funds           154
5/31/54                 Controller             July 2005   Controller (since 1998) of Nuveen
333 W. Wacker Drive                            Length of   Investments, LLC; formerly, Vice President
Chicago, IL 60606                              Service--   and Funds Controller (1998-2004) of
                                               Since 1997  Nuveen Investments, Inc.; Certified Public
                                                           Accountant.

James D. Grassi       Vice President and Chief Term--Until Vice President and Deputy Director of           154
4/13/56                 Compliance Officer     July 2005   Compliance (since 2004) of Nuveen
333 W. Wacker Drive                            Length of   Investments, LLC, Nuveen Investments
Chicago, IL 60606                              Service--   Advisers Inc., Nuveen Asset Management,
                                               Since 2004  Nuveen Advisory Corp., Nuveen
                                                           Institutional Advisory Corp.* and
                                                           Rittenhouse Asset Management, Inc.;
                                                           formerly, Senior Attorney (1994-2004), The
                                                           Northern Trust Company.

David J. Lamb         Vice President           Term--Until Vice President (since 2000) of Nuveen           154
3/22/63                                        July 2005   Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                            Length of   President (since 1999); Certified Public
Chicago, IL 60606                              Service--   Accountant.
                                               Since 2000

Tina M. Lazar         Vice President           Term--Until Vice President of Nuveen Investments, LLC       154
8/27/61                                        July 2005   (since 1999).
333 West Wacker Drive                          Length of
Chicago, IL. 60606                             Service--
                                               Since 2000

Larry W. Martin       Vice President and       Term--Until Vice President, Assistant Secretary and         154
7/27/51                 Assistant Secretary    July 2005   Assistant General Counsel of Nuveen
333 W. Wacker Drive                            Length of   Investments, LLC; Vice President and
Chicago, IL 60606                              Service--   Assistant Secretary of Nuveen Advisory
                                               Since 1997  Corp. and Nuveen Institutional Advisory
                                                           Corp.*; Assistant Secretary of Nuveen
                                                           Investments, Inc.; Assistant Secretary of
                                                           Nuveen Asset Management (since 1997);
                                                           Vice President (since 2000), Assistant
                                                           Secretary and Assistant General Counsel
                                                           (since 1998) of Rittenhouse Asset
                                                           Management, Inc.; Vice President and
                                                           Assistant Secretary of Nuveen Investments
                                                           Advisers Inc. (since 2002); Assistant
                                                           Secretary of NWQ Investment Management
                                                           Company, LLC (since 2002).



--------

  *Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

   The Board of Trustees has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.


   Robert P. Bremner, Judith M. Stockdale and Timothy R. Schwertfeger, Chair, serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended February 28, 2005, the Executive
Committee met    times.



   The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown, William J. Schneider and Eugene S. Sunshine. During the
fiscal year ended February 28, 2005, the Audit Committee met    times.



   The Nominating and Governance Committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the Committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to trustee compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources (including shareholders) as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale and Eugene S. Sunshine. During the fiscal year ended February 28, 2005, the Nominating and Governance Committee
met    times.



   The Dividend Committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown and Jack B. Evans. During
the fiscal year ended February 28, 2005, the Dividend Committee met    times.



   The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Fund that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Fund and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, David J. Kundert, William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended February 28, 2005, the Compliance, Risk
Management and Regulatory Oversight Committee met    times.



   The Trustees of the Trust are directors or trustees, as the case may be, of 42 Nuveen open-end funds and 112 Nuveen closed-end funds except, David J. Kundert is trustee of 42 Nuveen open-end funds and 110 closed-end funds managed by NAM.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2004:



                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Robert P. Bremner......         $
      Lawrence H. Brown......         $
      Jack B. Evans..........         $
      William C. Hunter......         $
      Anne E. Impellizzeri...         $
      William L. Kissick.....         $
      David J. Kundert*......         $
      Thomas E. Leafstrand...         $
      Peter R. Sawers........         $
      William J. Schneider...         $
      Judith M. Stockdale....         $
      Timothy R. Schwertfeger         $
      Eugene S. Sunshine*....         $
      Sheila W. Wellington...         $

--------

   * Mr. Kundert and Mr. Sunshine did not serve on the Board as of December 31, 2004.



   No trustee who is not an interested person of the Trust owns beneficially or of record, any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM or Nuveen.


   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended February 28, 2005.



                                                Amount of      Total
                                                  Total     Compensation
                                 Aggregate    Compensation   from Fund
                                Compensation  that Has Been   and Fund
            Name of Trustee     From Trust/1/  Deferred/2/   Complex/3/
            ---------------     ------------  ------------- ------------
        William E. Bennett/4/..
        Robert P. Bremner......
        Lawrence H. Brown......
        Jack B. Evans..........
        William C. Hunter/5/...
        Anne E. Impellizzeri/6/
        William L. Kissick/6/..
        David J. Kundert/7/....
        Thomas E. Leafstrand/6/
        Peter R. Sawers/6/.....
        William J. Schneider...
        Judith M. Stockdale....
        Eugene S. Sunshine/8/..
        Sheila W. Wellington/6/

--------

/1/The compensation paid to the independent trustees for the fiscal year ended
   February 28, 2005 for services to the Trust.


/2/Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.


/3/Based on the compensation paid (including any amounts deferred) paid to the trustees for the one year period ending February 28, 2005 for services to the open-end and closed-end funds advised by NAM.


/4/Mr. Bennett resigned as Trustee on April 30, 2004.

/5/Mr. Hunter became a Trustee on May 16, 2004.

/6/Under the Fund's retirement policy for Independent Board Members, which provides that Independent Board Members will retire at the earlier of age 72 or after board service of 15 years, Board Members Leafstrand and Wellington retired on June 30, 2004. In addition, Board Members Impellizzeri, Kissick and Sawers, who had not reached the age or service period at which retirement would be called for under the retirement policy, also retired on June 30, 2004. At the time of their retirement, Board Members Impellizzeri, Kissick and Sawers each received a payment of $75,000 as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the term specified in the current retirement policy.


 /7/Mr. Kundert became a Trustee on February 23, 2005.



/8/Mr. Sunshine became a Trustee on February 23, 2005.

Compensation


   The trustee affiliated with Nuveen and NAM serves without any compensation from the Funds. Trustees who are not affiliated with Nuveen or NAM ("Independent Trustees") as of January 1, 2005 receive a $85,000 annual retainer for all Nuveen Funds, plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance in person at an Audit Committee or Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the Dividend Committee; and (e) a fee of $500 per day for attendance in person at Executive Committee or Nominating and Governance Committee meetings on a day on which no regularly scheduled Board meeting is held in which in-person attendance is required and $250 per day for attendance by telephone or in person at such meetings where in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairpersons of the Audit, Compliance, Risk Management and Regulatory Oversight, and Nominating and Governance Committees shall receive $5,000 to be paid as an addition to the annual retainer paid to such individuals. When ad hoc committees are organized, the Board may provide for additional compensation to be paid to the members of such committees. The annual retainer, fees and expenses are allocated among the funds managed by each Fund's adviser, on the basis of relative net asset sizes although fund management may, in its discretion, establish a minimum amount to be allocated to each fund. As noted above, Board Members Impellizzeri, Kissick and Sawers retired on June 30, 2004. These three Board Members each received a payment at the time of their retirement as partial compensation for the earnings they would have received if they had continued as Independent Board Members until the time specified in the current retirement policy. The Board Member affiliated with Nuveen and the Advisers serves without any compensation from the Funds.



   Nuveen Investments, Inc. ("JNC") maintains its charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program.



   The independent trustees of the funds managed by NAM are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC.



   As of May   , 2005, the officers and trustees of each Fund, in the
aggregate, own less than 1% of the shares of each of the Funds.



   The following table sets forth the percentage ownership of each person, who,
as of June   , 2005, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares. [To be updated by amendment.]

INVESTMENT ADVISER AND INVESTMENT
MANAGEMENT AGREEMENT

Generally




   NAM acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. NAM also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.



   NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds' shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of Nuveen Investments, Inc. which, in turn, is approximately 79% owned by The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"). St. Paul Travelers is located in St. Paul, Minnesota, and is principally engaged in providing property-liability insurance through subsidiaries.


   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

              Average Daily Net Assets             Management Fee
              ------------------------             --------------
              For the first $125 million..........     .5500%
              For the next $125 million...........     .5375%
              For the next $250 million...........     .5250%
              For the next $500 million...........     .5125%
              For the next $1 billion.............     .5000%
              For the next $3 billion.............     .4750%
              On net assets of $5 billion and over     .4500%


   A complex-wide fee schedule for all Funds managed by NAM and its affiliates, including the Funds, went into effect on August 1, 2004. This complex-wide fee schedule is expected to marginally decrease the rate at which management fees are to be paid by the Fund. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Fund if the complex-wide fee schedule were not implemented.



   NAM has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses of the Nuveen California, California Insured, Massachusetts, Massachusetts Insured, New York and New York Insured Municipal Bond Funds in order to prevent total operating expenses (including NAM's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding ..75% (.975% for Insured Funds) of average daily net assets of any class of shares of those Funds.



   Each Fund's management fee is divided into two components--a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual Fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the Funds' effective management fees were reduced by approximately ..004% starting August 1, 2004.



   Each Fund's management fee will equal the sum of a fund-level fee and a complex-level fee.



   Each of the Funds has agreed to pay an annual fund-level management fee payable monthly, based upon the average daily net assets of each Fund as follows:



            Average Daily Net Assets            Fund-Level Fee
            ------------------------            --------------
            For the first $125 million.... [Insert fund names here]
            For the next $125 million.....
            For the next $250 million.....
            For the next $500 million.....
            For the next $1 billion.......
            For net assets over $2 billion



   The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:



                Complex-Level Fee Complex-Level Assets(1)  Rate
                ----------------------------------------- -----
                     First $55 billion................... .2000%
                     Next $1 billion..................... .1800%
                     Next $1 billion..................... .1600%
                     Next $3 billion..................... .1425%
                     Next $3 billion..................... .1325%
                     Next $3 billion..................... .1250%
                     Next $5 billion..................... .1200%
                     Next $5 billion..................... .1175%
                     Next $15 billion.................... .1150%
                     For Assets over $91 billion(2)...... .1400%



(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.



(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined. In addition to the management fee, each Fund also pays a portion of the Nuveen Multistate Trust II's general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

   For the last three fiscal years, the Funds paid net management fees as follows:


                                         Management Fees Net of Expense Fee Waivers and Expense
                                         Reimbursement Paid to Nuveen   Reimbursements from Nuveen
                                          Advisory for the Year Ended   Advisory for the Year Ended
                                         -----------------------------  ---------------------------
                                          2/28/03     2/29/04   2/28/05 2/28/03   2/29/04  2/28/05
                                         ----------  ---------- ------- -------   -------  -------
Nuveen California Municipal Bond Fund... $1,428,475  $1,425,821           $--       $--
Nuveen California Insured Municipal Bond
 Fund...................................  1,446,779   1,464,608            --        --
Nuveen Connecticut Municipal Bond Fund..  1,577,804   1,646,931            --        --
Nuveen Massachusetts Municipal Bond Fund    568,088     596,651            --        --
Nuveen Massachusetts Insured Municipal
 Bond Fund..............................    490,342     530,374            --        --
Nuveen New Jersey Municipal Bond Fund...    829,673     935,776            --        --
Nuveen New York Municipal Bond Fund.....  1,731,539   1,816,547            --        --
Nuveen New York Insured Municipal Bond
 Fund...................................  1,961,912   2,042,599            --        --



   In addition to the management fee of NAM, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.





   The Funds, the other Nuveen funds, NAM, and other related entities have adopted a code of ethics, which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.



The Portfolio Managers



   Unless otherwise indicated, the information below is provided as of the date of this SAI.



   The following individuals have primary responsibility for the day-to-day implementation of the Funds' investment strategies:



           Name            Fund
           Paul L. Brennan Connecticut Municipal Bond Fund
                           New Jersey Municipal Bond Fund
                           New York Municipal Bond Fund
                           New York Insured Municipal Bond Fund
                           Massachusetts Municipal Bond Fund
                           Massachusetts Insured Municipal Bond Fund
           Scott R. Romans California Municipal Bond Fund
                           California Insured Municipal Bond Fund

   Other Accounts Managed. In addition to managing the funds, certain portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts:



                             Type of Account  Number of
           Portfolio Manager     Managed      Accounts     Assets*
           ----------------- --------------- ----------- -----------


* Assets are as of [insert]



   Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of Nuveen Investments, Inc. (the parent company of the Adviser). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. Additionally, although the Adviser will use a proprietary benchmark consisting of a [insert] to evaluate each portfolio manager's performance, it is only one factor used in deciding upon his compensation.



   Base salary. Each portfolio manager is paid a base salary that is set at a level determined by the Adviser in accordance with its overall compensation strategy discussed above. The Adviser is not under any current contractual obligation to increase a portfolio manager's base salary.



   Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the Adviser's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the Adviser's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments, Inc. in achieving its business objectives.



   Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by Nuveen Investments, Inc. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.



   Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Fund and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other account. The Adviser, however, believes that such potential conflicts are mitigated by the fact that the Adviser has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, the Adviser has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.



   Beneficial Ownership of Securities. As of the date of this prospectus, no portfolio manager beneficially owns any stock issued by the Fund.


Investment Adviser and Investment Management Agreement


Approval of Investment Management Agreement [To be updated by amendment based on results of May 2005 board meeting]


   In May 2004, the independent trustees of the Funds met with representatives of Nuveen to consider the possible renewal of the investment advisory and sub-advisory agreements between each Fund and the various Advisers and Sub-Advisers (collectively, the "Advisers"). The trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory and sub-advisory contracts, which include, but are not limited to the following: (a) the nature and quality of the adviser's and the sub-advisers' services; (b) the investment performance of the Fund and the adviser; (c) the adviser's and the sub-advisers' cost in providing their services; (d) the extent to which the adviser and each sub-adviser realizes economies of scale as the fund grows larger; and (e) the independent trustees' role in approving the advisory and sub-advisory contracts.

   In evaluating the nature and quality of the Advisers' services, the trustees reviewed narrative and statistical information concerning, among other things, the types of services the Advisers provide and the Funds' investment performance in relation to each Fund's stated objectives, and in relation to the performance of comparable, unaffiliated funds. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by the Advisers or their affiliates; information describing the Adviser's organization, the personnel providing the services (their qualifications and duties), and the arrangements and methodologies used for the compensation of the portfolio managers. In reviewing the respective Adviser's operations, the Board considered whether the operations are sufficient to fulfill its duties under the applicable contract and to meet the needs of the applicable Fund and its shareholders. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized market indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.

   The Board also considered the proposed fees to be paid under the respective contracts (including any waivers or expense reimbursement commitments) both absolutely and as compared to those of other investment advisers to investment companies. The trustees reviewed each Adviser's cost of providing services to help determine whether its compensation is fair and reasonable and considered each Adviser's expense allocation methodology. In evaluating the reasonableness of an Adviser's compensation, the trustees considered the following information, among other things: (a) each Adviser's financial information, including statements of its revenues, costs, and profitability from furnishing its services to the Funds; (b) the nature and amount of any indirect benefits the Advisers and their affiliates received that are directly attributable to their management of the Funds, if any; (c) the nature of any benefits (such as research) the Adviser may derive from soft dollar arrangements, if any; (d) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; (e) Nuveen's advisory fee levels compared to management fees Nuveen assesses on other investment products (e.g., managed accounts (including municipal, equity and fixed income accounts, as well as hedge funds) in light of the differences in these products from the Funds (including the different services provided, fee structures, investment policies, product distribution channels, and investor profiles and account sizes (retail or institutional accounts)); and
(f) data with respect to the expense ratios of the Funds and comparable investment companies.

   In addition to the above, the trustees also compared the Advisers' fees, expenses and profitability to those of other advisers to funds, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments the Advisers or their affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Fund's advisory fees.

   In its review of the costs and profitability to the Advisers in providing the services, the Board has been cognizant of the benefits derived from economies of scale as the Funds' assets grow. Accordingly, to help ensure that shareholders share in these benefits, the Board approved at the May 2004 meeting a complex-wide fee arrangement, pursuant to which advisory fees would be reduced as assets in the Nuveen Fund complex reached certain levels. In evaluating the complex-wide fee arrangement, the Board considered, among other things, the cost savings to shareholders, the amount of fee reductions at various asset levels, both absolutely and in comparison to the arrangements of other investment company complexes, the cost savings (and increased profitability) of the Adviser as asset levels grow, and the funds covered by the arrangement. The Board also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided.

   The trustees did not identify any single factor discussed above as all-important or controlling. Based on the foregoing, including the new complex-wide fee arrangement, the trustees concluded that the terms of the investment advisory and sub-advisory agreements were fair and reasonable, that the Advisers' fees are reasonable in light of the services provided to each Fund and that the Advisers' investment advisory and sub-advisory agreements should be continued for another year.

Proxy Voting Policies


   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.



   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.


PORTFOLIO TRANSACTIONS


   NAM is responsible for decisions to buy and sell securities for the Funds, the negotiation of the prices to be paid or received for principal trades, and the allocation of transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter in a new issue offering or in the over-the-counter secondary market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained through other means. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.



   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay significant amounts of brokerage commissions. Brokerage will not be allocated based on the sale of a Fund's shares. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of NAM to seek the best execution under the circumstances of each trade. NAM evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondarily in determining best execution. Given the best execution obtainable, it may be NAM's practice to select dealers that, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly NAM's expenses. While NAM will be primarily responsible for the placement of the portfolio transactions of the Funds, the policies and practices of NAM in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.



   NAM may manage other investment companies and investment accounts for other clients that have investment objectives similar to the Funds. Subject to applicable laws and regulations, NAM seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment or need to raise cash, and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities (or, in the case of dispositions, the demand for securities) available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from NAM organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

NET ASSET VALUE

   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the New York Stock Exchange (the "NYSE") is normally open for trading. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing (a) the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by (b) the number of shares of the class outstanding.

   In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by an independent pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute the vast majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.


   Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.


TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal, state and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. If for a tax year a Fund retains any investment company gain, it will pay tax on the gain at regular corporate rates. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes their share of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect to such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for federal income tax purposes.

   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.

   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures, swaps and options thereon, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions, which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers gain on the sale of shares held for more than one year will generally be taxed at rates applicable to long- term capital gains, while gain on the sale of shares held for not more than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay any material amount of the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations). Distributions to its corporate shareholders should qualify for the dividends received deduction, and distributions to its individual shareholders should be taxable as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits and to the extent certain holding period requirements and other requirements are satisfied. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisors before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations that meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold the applicable rate (currently 25%) of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws, which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

California

   The following is a general, abbreviated summary of certain provisions of the applicable California tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the California Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, administrative or judicial action, and any such change may be retroactive with respect to transactions of the California Funds.

   The following is based on the assumptions that the California Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions of the California Funds to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the California Funds' shareholders.

   The California Funds will be subject to the California corporate franchise and corporation income tax only if they have a sufficient nexus with California. If they are subject to the California franchise or corporation income tax, the California Funds do not expect to pay a material amount of such tax.

   Distributions by the California Funds that are attributable to interest on any obligation of California and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the California personal income tax. For purposes of determining interest earned on obligations of the United States, distributions attributable to interest on Fannie Mae securities, Government National Mortgage Association securities, and repurchase agreements are not treated as obligations of the United States and therefore will be subject to California personal income tax. All other distributions, including distributions attributable to capital gains, will also be subject to the California personal income tax.

   All distributions of California Funds to corporate shareholders, regardless of source, will be subject to the California corporate franchise tax.

   Gain on the sale, exchange, or other disposition of shares of the California Funds will be subject to the California personal income and corporate franchise taxes.

   Shares of the California Funds may be subject to the California estate tax if held by a California decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning California tax matters.

Connecticut

   The following is a general, abbreviated summary of certain provisions of the applicable Connecticut tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Connecticut Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Connecticut Fund transactions.

   The following is based on the assumptions that the Connecticut Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Connecticut Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Connecticut Fund's shareholders.

   The Connecticut Fund will be subject to the Connecticut corporation business tax only if it has a sufficient nexus with Connecticut. If it is subject to that tax, it does not expect to pay a material amount of such tax.

   Distributions from the Connecticut Fund that are attributable to interest or gain on any obligation of Connecticut and its political subdivisions ("Connecticut Obligations") or to interest on obligations of the United States or its instrumentalities, U.S. territories and possessions that are exempt from state taxation under federal law, will not be subject to the Connecticut personal income tax. All other distributions, including distributions attributable to interest on obligations of the United States or instrumentalities and that are not exempt from state taxation under federal law distributions attributable to capital gain (other than capital gain on Connecticut Obligations), will be subject to the Connecticut personal income tax.

   All distributions from the Connecticut Fund, regardless of source, will be subject to the Connecticut corporation business tax, but corporate shareholders may be permitted a dividends received deduction for the portion of Connecticut Fund distributions received that are not exempt-interest dividends or capital gain dividends.

   Gain on the sale, exchange, or other disposition of shares of the Connecticut Fund will be subject to the Connecticut personal income tax and the Connecticut corporation business tax.

   Shares of the Connecticut Fund may be subject to the Connecticut succession and transfer tax and the Connecticut estate tax if owned by, or subject to a general power of appointment by, a Connecticut decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Connecticut and local tax matters.

Massachusetts

   The following is a general, abbreviated summary of certain provisions of the applicable Massachusetts tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Massachusetts Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to the Massachusetts Funds' transactions.

   The following is based on the assumptions that the Massachusetts Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions of the Massachusetts Funds to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the Massachusetts Funds' shareholders.

   The Massachusetts Funds are not subject to the Massachusetts corporate excise tax, the Massachusetts franchise tax, or the Massachusetts income tax.

   Distributions by the Massachusetts Funds that qualify, for federal income tax purposes, either as exempt-interest dividends or as capital gain dividends, and that are attributable to interest or gain from the sale or exchange of certain obligations of Massachusetts and its political subdivisions, agencies and instrumentalities will not be subject to the Massachusetts personal income tax. In addition, distributions by the Massachusetts Funds that are attributable to interest on obligations of the United States exempt from state income taxation under federal law will not be subject to the Massachusetts personal income tax. All other distributions will be subject to the Massachusetts personal income tax.

   Distributions by the Massachusetts Funds, regardless of source, are subject to the Massachusetts corporate excise tax.

   Gain on the sale, exchange, or other disposition of shares of the Massachusetts Funds will generally be subject to the Massachusetts personal income and corporate excise tax.

   Shares of the Massachusetts Funds may be subject to the Massachusetts estate tax if owned by a Massachusetts decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Massachusetts state and local tax matters.

New Jersey

   The following is a general, abbreviated summary of certain provisions of the applicable New Jersey tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Jersey Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the New Jersey Fund.

   The following is based on the assumptions that the New Jersey Fund will qualify under Subchapter M of the Code as a regulated investment company and under New Jersey law as a qualified investment fund, that it will satisfy the conditions which will cause the New Jersey Fund's distributions to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the New Jersey Fund's shareholders.

   The New Jersey Fund will be subject to the New Jersey corporation business tax or the New Jersey corporation income tax only if it has a sufficient nexus with New Jersey. If it is subject to either tax, the New Jersey Fund does not expect to pay a material amount of either tax.

   Distributions by the New Jersey Fund that are attributable to interest or gains on any obligation of New Jersey or its political subdivisions or to interest or gains on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Jersey gross income tax. All other distributions will be subject to the New Jersey gross income tax.

   All distributions from the New Jersey Fund, regardless of source, will increase the taxable base of shareholders subject to the New Jersey corporation business tax or the New Jersey corporation income tax.

   Gain on the sale, exchange, or other disposition of shares of the New Jersey Fund will not be subject to the New Jersey gross income tax. Conversely, losses from such transactions may not be used to offset New Jersey taxable gains. Gains from such transactions will be subject to the New Jersey corporation income tax.

   Shares of the New Jersey Fund may be subject to the New Jersey inheritance tax or the New Jersey estate tax if owned by a New Jersey decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Jersey state and local tax matters.

New York

   The following is a general, abbreviated summary of certain provisions of the applicable New York tax law as presently in effect as it directly governs the taxation of resident individual, corporate, and unincorporated business shareholders of the New York Funds. This summary does not address the taxation of other shareholders nor does it discuss any other state or any local taxes, other than New York City taxes, that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New York Fund transactions.

   The New York Funds will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if they have a sufficient nexus with New York State or New York City. If they are subject to such taxes, they do not expect to pay a material amount of either tax.

   Individual shareholders of the New York Funds, who are subject to New York State and/or New York City personal income taxation, will not be required to include in their New York adjusted gross income that portion of their exempt-interest dividends (as determined for federal income tax purposes), which the New York Funds clearly identify as directly attributable to interest earned on Municipal Obligations issued by governmental authorities in New York ("New York Municipal Obligations") and which are specifically exempted from personal income taxation in New York State or New York City, or interest earned on obligations of U.S. territories or possessions, that is exempt from taxation by the states pursuant to federal law. Distributions to individual shareholders of dividends derived from interest that does not qualify as exempt-interest dividends (as determined for federal income tax purposes), distributions of exempt-interest dividends (as determined for federal income tax purposes), which are derived from interest on Municipal Obligations issued by governmental authorities in states other than New York State, and distributions derived from interest earned on federal obligations will be included in their New York adjusted gross income as ordinary income. Distributions to individual shareholders of the New York Funds of capital gain dividends (as determined for federal income tax purposes) will be included in their New York adjusted gross income as long-term capital gains. Distributions to individual shareholders of the New York Funds of dividends derived from any net income received from taxable temporary investments and any net short-term capital gains realized by the New York Funds will be included in their New York adjusted gross income and taxed at the same rate as ordinary income.

   All distributions from the New York Funds, regardless of source, will increase the taxable base of corporate shareholders subject to the New York State franchise tax and/or the New York City general corporation tax.

   Gain from the sale, exchange, or other disposition of shares of the New York Funds will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business, and general corporation taxes.

   Shares of the New York Funds may be subject to the New York State estate tax if owned by a New York decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning New York and local tax matters.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.


   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares as described below.


   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.


   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account. You may not purchase Class B shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Effective July 1, 2004, this $250,000 B share limit will be reduced to $100,000. You may not purchase Class C shares if you are a single purchaser placing a purchase order of $1,000,000 or more of Fund shares. Effective July 1, 2004, this $1,000,000 C share limit will be reduced to $250,000. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on February 29, 2004 of Class A shares from the Nuveen Massachusetts Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

  Net Asset Value per share........................................... $10.13
  Per Share Sales Charge--4.20% of public offering price (4.34% of net
    asset value per share)............................................    .44
                                                                       ------
  Per Share Offering Price to the Public.............................. $10.57

   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Share Purchase Eligibility


Rights of Accumulation


   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.


Letter of Intent


   You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.


   For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).



Reinvestment of Nuveen Defined Portfolio Distributions


   You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

   Also, investors will be able to buy Class A shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/ maturity occurred not more than 90 days prior to reinvestment.


Group Purchase Programs


   If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 in the Fund, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant in the program is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.


Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure


   You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.


Elimination of Sales Charge on Class A Shares


   Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased, by the following categories of investors:

  . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amount;

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;

  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen (including St. Paul Travelers), and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
     (a) make an initial purchase of one or
    more Nuveen mutual funds aggregating $500,000 or more; or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.


   For investors that purchased Class A Shares at net asset value because they purchased such shares through an eligible employer-sponsored qualified defined contribution plan or because the purchase amount equaled or exceeded $1 million and the Authorized Dealer did not waive the sales commission, a contingent deferred sales charge of 1.00% will be assessed on redemptions within 18 months of purchase.


   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.




Class R Share Purchase Eligibility


   Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:


  . officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);



  . direct institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;


  . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, (including St. Paul Travelers) and subsidiaries thereof, or their immediate family members;



  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;


  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;



  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and



  . any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.


   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such unit investment trusts in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee, and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Classes A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen; and 10) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the 1940 Act, as amended.

Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of one of the Funds at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.


Suspension of Right of Redemption



   Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.



Redemption In Kind



   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.

Frequent Trading Policy

   The Funds Frequent Trading Program is as follows:

   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors periodically to make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares. Purchases and redemptions made pursuant to a Systematic Investment, Systematic Exchange or Systematic Withdrawal Program are exempt from this policy.

   1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

   2. Round Trip Trade Limitations

   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.




   3. Redemption Fee on Short-Term Trades in Shares of International Value Fund



   In addition to the above limits on Round Trip trades, the Nuveen NWQ International Value Fund also assesses a 2% fee on shares redeemed or exchanged within 30 days of purchase in order to discourage short-term trading and offset the costs associated with such activity. Redemption fees are deducted from redemption or exchange proceeds and paid directly to the Fund. The application of the redemption fee and waiver provisions is described in the Fund's Prospectus and Statement of Additional Information.



   4. Definition of Frequent Trader


   An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.


   5. Rules Governing Trades Placed by Frequent Traders


   Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent.) All orders must be placed prior to 1 p.m. ET and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.


   6. Enforcement


   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion to interpret the terms and application of these policies, and to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and also to waive its provisions with respect to redemptions that would qualify for a waiver from the imposition of a CDSC on Class B shares, as described in each Fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts is dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.


Disclosure Policy Regarding Portfolio Holdings



   On a periodic basis, the Funds provide certain fund-related information, including portfolio holdings, to various external parties, including individual investors, financial advisers and non-affiliated third-party data providers. This information is disseminated in one or more of the following ways: electronically (either through posting to the mutual fund product section of Nuveen's corporate website, or directly to a designated group of authorized recipients); in printed form through investor- and adviser-specific fund fact sheets or information statements; and through fund regulatory filings and reports. The purpose of such dissemination is to ensure timely and accurate information is publicly available to permit: (1) investors and their financial advisers to evaluate an existing or prospective fund investment; (2) rating/ranking organizations to properly classify the Funds and analyze their absolute and relative performance; and (3) financial intermediaries through whom the Funds may be purchased to include summary fund statistics on customer statements.



   The Funds also disseminate portfolio holdings information and other information about the Funds to various "internal" service providers, including without limitation third party providers of accounting, auditing, custody, and proxy voting services.



   The Funds will not disclose non-public portfolio holdings information unless there is a legitimate business purpose for doing so. In addition, any recipient of non-public portfolio holdings information is subject to a binding confidentiality agreement and is prohibited from using the information in an improper manner. Non-public portfolio holdings information is underlying security-level information pertaining to a Fund's investment portfolio that has not been distributed broadly to the public via internet postings, filings with the SEC or any other widely available medium.



   Once portfolio holdings have been made public pursuant to the timetable described below, it will no longer be necessary to maintain the confidentiality of the information and parties that received disclosures in advance of the public dissemination will no longer be required to keep such information in confidence. When considering whether disclosure of non-public portfolio holdings information is appropriate, NAM or its affiliate will consider the following factors.

A. Category of party to whom disclosure is made.



   1. Fund affiliated persons and service providers.



   The Funds may permit fund affiliated persons ("Fund Affiliates")--including but not limited to Nuveen employees, fund accounting agents, auditors, custodians, and proxy voting agents--to access non-public portfolio holdings information to the extent such access is necessary for them to fulfill their obligations to the funds. Fund affiliated persons and service providers with such access must also be subject to either a code of ethics or a confidentiality agreement prohibiting their use of such information in an improper manner.



   2. Investors.



   The Funds do not disclose non-public portfolio holdings information to either institutional or individual investors.



   3. Unaffiliated Third-Parties Data Providers and Similar Organizations.



   The Funds do not distribute non-public portfolio holdings information to selected third-party data providers, rating/ranking agencies, and/or reporting organizations.



   4. Distributor affiliates.



   The Funds will not disclose non-public portfolio holdings information to firms that distribute Nuveen Fund shares to their clients, or to employees or affiliates of such distributor entities.



B. Individuals authorizing disclosures of portfolio holdings information.



   Disclosure of non-public portfolio holdings information to anyone other than Fund Affiliates must initially be approved by the Chief Administrative Officer or Secretary of the Funds, provided that there is an agreement between the affected party and the Funds requiring that the information be kept confidential until it is released to the public. Nuveen's U.S. Packaged Products and Legal Departments will review all newly proposed disclosures of such information and make a recommendation reflecting their conclusions to the executive officers of the Funds. These disclosures are also subject to the other requirements detailed herein. In addition, Nuveen's U.S. Packaged Products and Legal Departments will initially review the disclosure to ensure it is in the interest of the shareholders of the Funds. Subsequent disclosures to each such person that are consistent with and subject to the other requirements contained in this policy will not need to receive formal approval for each subsequent disclosure.



C. Process and Procedures.



   1. The Nuveen U.S. Packaged Products and Legal Departments will be jointly responsible for determining any additional parties to receive disclosures of non-public portfolio holdings information. Each proposed new recipient party will be reviewed to ensure that the disclosure serves a legitimate business purpose. In addition, the new party must be required to enter into an agreement that requires it to maintain the confidentiality of the information until it is publicly disclosed and prohibits the new party from using the information in an improper manner.



   2. Nuveen's Compliance, Legal and U.S. Packaged Products Departments will monitor overall compliance with this policy. As of the end of each calendar month, Nuveen's Compliance Department will monitor the distribution of portfolio holdings information to ensure that the information is only disclosed in a manner that is consistent with this policy (i.e., to only Fund Affiliates and those additional parties that have been properly selected by Nuveen's Legal and U.S. Packaged Products Departments and that have appropriate agreements in place). Nuveen's Compliance Department will report to the Board of Trustees regarding the disclosure of non-public portfolio holdings information on an annual basis. The compliance report should indicate whether any additional parties have been added during the year, the basis for the addition and any violations of this policy during the year.


General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the Fund's Prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.






   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.



   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" and "Systematic Investing" in the applicable Prospectus.

   If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

   The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.



   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust II, dated February 1, 1997 and last renewed on July 31, 2003 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen, for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                         Year Ended            Year Ended             Year Ended
                                      February 28, 2003     February 29, 2004     February 28, 2005
                                    --------------------- --------------------- ----------------------
                                                  Amount                Amount                Amount
                                     Amount of   Retained  Amount of   Retained  Amount of   Retained
                                    Underwriting    By    Underwriting    By    Underwriting    By
                                    Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
Fund                                ------------ -------- ------------ -------- ------------ ---------
Nuveen California Municipal Bond
 Fund..............................     $151       $20        $118       $16
Nuveen California Insured Municipal
 Bond Fund.........................      271        --         284         9
Nuveen Connecticut Municipal Bond
 Fund..............................      579        --         350        45
Nuveen Massachusetts Municipal
 Bond Fund.........................       82        10          84        11
Nuveen Massachusetts Insured
 Municipal Bond Fund...............      171        17          76        10
Nuveen New Jersey Municipal Bond
 Fund..............................      222        --         136        --
Nuveen New York Municipal Bond
 Fund..............................      310        --         254        34
Nuveen New York Insured Municipal
 Bond Fund.........................      247         3         226        24


Other compensation to certain dealers




   Nuveen Asset Management ("NAM"), at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen mutual funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or (b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen funds.



   In 2005, NAM expects that it will pay additional compensation to the following dealers:



      A.G. Edwards & Sons, Inc.


      American Express Financial Advisors Inc.


      Merrill Lynch, Pierce, Fenner & Smith, Inc.


      Morgan Stanley DW Inc.


      Prudential Investments LLC


      Raymond James Group


      Smith Barney


      UBS Financial Services Inc.


      Wachovia Securities LLC

DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

   During the fiscal year ended February 28, 2005, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.



                                                       Compensation Paid to
                                                      Authorized Dealers for
                                                          the Year Ended
                                                        February 28, 2005
                                                      ----------------------
    Nuveen California Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................
    Nuveen California Insured Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................
    Nuveen Connecticut Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................
    Nuveen Massachusetts Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................
    Nuveen Massachusetts Insured Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................
    Nuveen New Jersey Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................
    Nuveen New York Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................
    Nuveen New York Insured Municipal Bond Fund:
       Class A.......................................           $
       Class B.......................................
       Class C.......................................


   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost that a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT


                            , independent registered public accounting firm,
One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Funds. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.


   The custodian of the Funds' assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

   The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, 66 Brooks Drive, Braintree, Massachusetts 02184.

FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations that are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds that have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities that are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures that are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index, which assigns relative values to the tax-exempt bonds included in the index, is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                  MAI-MS2-0605D

                           PART C--OTHER INFORMATION


Item 23: Exhibits.


a.1 Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on Form
    N-1A (File No. 333-14729) and incorporated herein by reference thereto.
a.2 Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated
    October 11, 1996. Filed as Exhibit 1(b) to Registrant's Registration Statement on Form N-1A (File No.
    333-14729) and incorporated herein by reference thereto.
a.3 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to
    Registrant's Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
a.4 Incumbency Certificate. Filed as Exhibit a.4 to Registrant's Registration Statement on Form N-1A (File
    No. 333-14729) and incorporated herein by reference thereto.
a.5 Certificate of Amendment to Declaration of Trust dated June 28, 2000. Filed as Exhibit a.5 to Post-
    Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 333-14729)
    and incorporated herein by reference thereto.
a.6 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated June 28, 2000.
    Filed as Exhibit a.6 to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form
    N-1A (File No. 333-14729) and incorporated herein by reference thereto.
b.  By-Laws of Registrant. Filed as Exhibit b to Post-Effective Amendment No. 9 to Registrant's Registration
    Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
c.  Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration Statement on
    Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
d.1 Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as Exhibit 5 to
    Registrant's Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
d.2 Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as Exhibit d.1 to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 333-
    14729) and incorporated herein by reference thereto.
d.3 Renewal of Investment Management Agreement dated May 15, 2003. Filed as Exhibit d.3 to Post-
    Effective Amendment No. 10 to Registrant's Registration Statement on Form N1-A (File No. 333-14729)
    and incorporated herein by reference thereto.
e.1 Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as Exhibit 6 to
    Registrant's Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
e.2 Renewal of Distribution Agreement dated July 31, 2003. Filed as Exhibit e.2 to Post-Effective
    Amendment No. 10 to Registrant's Registration Statement on Form N1-A (File No. 333-14729) and
    incorporated herein by reference thereto.
e.3 Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement. Filed as Exhibit
    e.3 to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N1-A (File No.
    333-14729) and incorporated herein by reference thereto.
f.  Not applicable.
g.  Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as Exhibit g to
    Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration Statement on Form N-1A
    (file No. 333-14725) and incorporated herein by reference thereto.

h.  Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company.
    Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
    Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
i.  Opinion of Morgan, Lewis & Bockius LLP. To be filed by amendment.
j.  Consent of Pricewaterhouse Coopers LLP, Independent Registered Public Accounting Firm. To be filed by amendment.
k.  Not applicable.
l.  Not applicable.
m.  Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B Shares
    and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment No. 5 to Registrant's
    Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
n.  Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
    Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
o.  Not applicable.
p.  Code of Ethics and Reporting Requirements. Filed as Exhibit p to Post-Effective Amendment No. 10 to
    Registrant's Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
q.1 Original Powers of Attorney for all of Registrant's Trustees authorizing, among others, Gifford R.
    Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as
    Exhibit 99(a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A
    (File No. 333-14729) and incorporated by reference thereto.
q.2 Original Powers of Attorney for certain of Registrant's Trustees authorizing, among others, Gifford R.
    Zimmerman and Jessica R. Droeger to execute the Registration Statement on his or her behalf. Filed as
    Exhibit q to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration Statement on
    Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
q.3 Original Power of Attorney for William C. Hunter. Filed as Exhibit q.3 to Post-Effective Amendment
    No. 10 to Registrant's Registration Statement on Form N-1A (File No. 333-14729) and incorporated herein by reference thereto.
q.4 Original Power of Attorney for David J. Kundert and Eugene S. Sunshine. Filed herewith.
r.  Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney. Filed as Exhibit r to
    Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 333-
    14729) and incorporated herein by reference thereto.



Item 24: Persons Controlled by or Under Common Control with Registrant

Not applicable.


Item 25: Indemnification

Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the

Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

       (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

       (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                               -----------------

The Trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $1,000,000, which does not apply to individual Trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to the officers, Trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or Trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, Trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26: Business and Other Connections of Investment Adviser


Nuveen Asset Management serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal

Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Municipal High Income Opportunity Fund. Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund,

Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Municipal High Income Opportunity Fund, Nuveen Tax-Advantaged Total Return Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund, Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund. Nuveen Asset Management has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.



For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Asset Management "NAM" appears below:



                                                      Other Business Profession, Vocation or
Name and Position with NAM                            Employment During Past Two Years
--------------------------                            --------------------------------------
John P. Amboian, President...........................   President and Director, formerly
                                                        Executive Vice President of
                                                        Nuveen Investments, Inc., Nuveen
                                                        Investments, LLC, Nuveen Asset
                                                        Management and Rittenhouse
                                                        Asset Management, Inc.
Alan G. Berkshire, Senior Vice President, Secretary..   Senior Vice President and General
                                                        Counsel and Secretary of Nuveen
                                                        Investments, Inc., Nuveen
                                                        Investments, LLC, and Nuveen
                                                        Asset Management; Vice President
                                                        and Secretary of Nuveen
                                                        Institutional Advisory Corp. and
                                                        Nuveen Advisory Corp. (1997-
                                                        2004); Senior Vice President,
                                                        Secretary and General Counsel
                                                        (since 2001) of Rittenhouse Asset
                                                        Management, Inc.
Mary E. Keefe, Managing Director and Chief Compliance   Managing Director (since June
  Officer............................................   2004) of Nuveen Investments,
                                                        Inc.; Managing Director and Chief
                                                        Compliance Officer of Nuveen
                                                        Investments, LLC, Nuveen
                                                        Investments Advisers Inc.,
                                                        Nuveen Investments Institutional
                                                        Services Group LLC and
                                                        Rittenhouse Asset Management,
                                                        Inc.; Head of Global Compliance
                                                        (January 2004 - May 2004) Citadel
                                                        Investment Group; Director,
                                                        Midwest Regional Office (1994-
                                                        2003) United States Securities and
                                                        Exchange Commission.

                                                   Other Business Profession, Vocation or
Name and Position with NAM                         Employment During Past Two Years
--------------------------                         --------------------------------------
Margaret E. Wilson, Senior Vice President, Finance   Senior Vice President, Finance, of
                                                     Nuveen Investments, Inc., Nuveen
                                                     Investments, LLC, and Nuveen
                                                     Institutional Advisory Corp.



Item 27: Principal Underwriters


(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and Nuveen Investment Trust III. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen California Select Tax-Free Income Portfolio, Nuveen New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage

Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3, Nuveen Preferred and Convertible Income Fund, Nuveen Preferred and Convertible Income Fund 2, Nuveen Diversified Dividend and Income Fund, Nuveen Municipal High Income Opportunity Fund, Nuveen Tax-Advantaged Total Return Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund, Nuveen Equity Premium Income Fund, Nuveen Equity Premium Opportunity Fund, Nuveen Tax-Advantaged Floating Rate Fund and Nuveen Equity Premium Advantage Fund.


(b)

  Name and Principal      Positions and Offices         Positions and Offices
  Business Address        with Underwriter              with Registrant
  ---------------------------------------------------------------------------
  Timothy R. Schwertfeger Chairman of the Board,        Chairman of the Board
  333 West Wacker Drive   Chief Executive Officer       and Trustee
  Chicago, Illinois 60606 and Director

  John P. Amboian         President                     None
  333 West Wacker Drive
  Chicago, IL 60606

  William Adams IV        Executive Vice President      None
  333 West Wacker Drive
  Chicago, Illinois 60606

  Alan G. Berkshire       Senior Vice President,        None
  333 West Wacker Drive   Secretary and General Counsel
  Chicago, IL 60606

Name and Principal      Positions and Offices         Positions and Offices
Business Address        with Underwriter              with Registrant
----------------------------------------------------------------------------------
Robert K. Burke         Vice President                None
333 West Wacker Drive
Chicago, IL 60606

Peter H. D'Arrigo       Vice President and Treasurer  Vice President and Treasurer
333 West Wacker Drive
Chicago, IL 60606

Jessica R. Droeger      Vice President, Assistant     Vice President and Secretary
333 West Wacker Drive   General Counsel and
Chicago, IL 60606       Assistant Secretary

Stephen D. Foy          Vice President                Vice President and
333 West Wacker Drive                                 Controller
Chicago, Illinois 60606

Robert B. Kuppenheimer  Vice President                None
333 West Wacker Drive
Chicago, Illinois 60606

Larry W. Martin         Vice President, Assistant     Vice President and
333 West Wacker Drive   General Counsel and Assistant Assistant Secretary
Chicago, Illinois 60606 Secretary

Paul C. Williams        Vice President                None
333 West Wacker Drive
Chicago, Illinois 60606

Margaret E. Wilson      Senior Vice President Finance None
333 West Wacker Drive
Chicago, Illinois 60606

Gifford R. Zimmerman    Managing Director and         Chief Administrative Officer
333 West Wacker Drive   Assistant Secretary
Chicago, Illinois 60606

(c) Not applicable.


Item 28: Location of Accounts and Records


Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of Trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.



State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management or State Street Bank and Trust Company.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.


Item 29: Management Services

Not applicable.


Item 30: Undertakings

Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to Registration Statement No. 333-14729 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of April, 2005.


                                          NUVEEN MULTISTATE TRUST II

                                                /S/  JESSICA R. DROEGER
                                          ______________________________________
                                             Jessica R. Droeger, Vice President
                                                       and Secretary

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          Signature                        Title                                Date
          ---------                        -----                                ----
     /S/  STEPHEN D. FOY       Vice President and Controller               April 28, 2005
--------------------------       (principal financial and
       Stephen D. Foy            accounting officer)
  /S/  GIFFORD R. ZIMMERMAN    Chief Administrative Officer   )
--------------------------       (principal executive         )
    Gifford R. Zimmerman         officer)                     )
   Timothy R. Schwertfeger     Chairman of the Board and      )
                                 Trustee                      )
      Robert P. Bremner        Trustee                        )
      Lawrence H. Brown        Trustee                        )
        Jack B. Evans          Trustee                        )
      William C. Hunter        Trustee                        )   By   /s/  JESSICA R. DROEGER
                                                              )       ----------------------
      David J. Kundert         Trustee                        )          Jessica R. Droeger
    William J. Schneider       Trustee                        )           Attorney-in-Fact
     Judith M. Stockdale       Trustee                        )            April 28, 2005
     Eugene S. Sunshine        Trustee                        )



An original power of attorney authorizing, among others, Gifford R. Zimmerman and Jessica R. Droeger to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission. Powers of Attorney for David J. Kundert and Eugene S. Sunshine are filed herewith.

                                 EXHIBIT INDEX


Name                                                                    Exhibit
----                                                                    -------

Original Power of Attorney for David S. Kundert and Eugene S. Sunshine.   q.4